UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

101 Montgomery Street, San Francisco, CA	94104
(Address of principal executive offices)	(Zip code)

Koji Felton, Excelsior Funds                 101 Montgomery Street, San Francisco, CA                 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-415-627-7000

Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Item 1.	Reports to Stockholders.

FIXED INCOME FUNDS

SEMI-ANNUAL REPORT

September 30, 2006

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call (800) 446-1012, from overseas, call (617) 483-7297.

•	Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website at www.excelsiorfunds.com. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

Notice About Duplicate Mailings

The Excelsior Funds have adopted a policy that allows the Funds to send only one copy of a Fund’s prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call (800) 542-1061 or contact your financial intermediary.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.

LETTER TO SHAREHOLDERS

September 30, 2006

Dear Valued Excelsior Fund Shareholder,

I am pleased to bring you the Excelsior Fixed Income Funds Semi-Annual Report for the six-month period ended September 30, 2006.

We recently reorganized two of our institutional bond funds, Excelsior Total Return Bond Fund and Excelsior Income Fund, into the Excelsior Core Bond Fund. We anticipate that the reorganization will benefit shareholders by combining three smaller funds with similar investment strategies and policies into a single larger fund. This larger asset base will allow the Excelsior Core Bond Fund to take advantage of potential benefits of future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

In my previous message to you, I noted that certain changes to the administrative and non-advisory services provided to the Excelsior Funds had occurred. As a result of those changes, the Excelsior Funds and the Laudus Funds, an affiliated fund family, now share certain complex-wide administrative, compliance, marketing and other functions. I am pleased to report that the funds’ shareholders approved the board of directors’ recommendation to elect members to jointly oversee the two fund families. You will find the proxy voting results later in this report.

Given these changes, I want to assure you that the most important aspects of the Excelsior Funds, namely the fund management and investment process provided by U.S. Trust, as advisor to the Funds, will remain the same.

In closing, we at Excelsior Funds are committed to helping you reach your long-term investment goals. Thank you for investing with us.

Sincerely,

Evelyn Dilsaver

President

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — 88.65%
$1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC)	5.00%	10/01/13	$1,633,620
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC)	4.50	02/01/13	1,053,350
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y	5.00	12/01/10	1,061,510
3,000,000	California State Department of Water Resources Revenue Bonds, Series W, (AMBAC)	5.50	12/01/09	3,189,780
3,000,000	California State Economic Recovery, General Obligation Bonds, Series B, (Mandatory Put 07/01/07 @ 100)	5.00	07/01/23	3,035,370
1,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC)	5.25	07/01/14	1,107,000
750,000	California State General Obligation Bonds	6.25	04/01/08	780,833
3,000,000	California State General Obligation Bonds	5.00	02/01/11	3,165,450
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC)	5.00	11/01/12	1,080,290
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment	5.00	07/01/13	1,083,090

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$3,000,000	California Statewide Communities Development Authority Revenue Bonds, John Muir Health, Series A	5.00%	08/15/17	$3,214,590
1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA)	6.15	08/01/09	1,071,470
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.00	03/01/08	1,036,120
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC)	5.00	08/01/14	1,046,107
1,000,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A	5.00	06/01/15	1,007,290
3,500,000	Los Angeles County, California, Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series A, (FSA)	5.25	07/01/10	3,701,739
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA)	5.00	07/01/14	1,083,090
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA)	4.00	09/01/13	1,027,330
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC)	5.00	02/01/13	1,078,510

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA)	5.00%	02/01/10	$1,048,250
3,000,000	Los Angeles, California, Waste Water System Revenue Bonds, Series B, (MBIA)	5.00	06/01/10	3,163,680
1,000,000	Metropolitan Water District of Southern California, General Obligation Bonds, Series A	3.00	03/01/08	992,810
975,000	Modesto, California, Irrigation District Financing Authority Revenue Bonds, Series A, (MBIA)	5.45	10/01/07	994,500
1,000,000	Moulton-Niguel, California, Water District General Obligation Bonds, (AMBAC)	4.00	09/01/10	1,021,760
1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC)	4.50	06/15/12	1,051,200
1,150,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC)	6.20	02/14/11	1,256,824
1,100,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, 1st Senior, (AMBAC)	6.00	02/15/08	1,137,752
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA)	5.50	08/01/10	1,074,680
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC)	5.00	11/01/11	1,069,170

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC)	5.20%	05/15/13	$1,009,280
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA)	5.00	08/01/11	1,068,310
1,000,000	San Francisco, California, City & County General Obligation Bonds, (FSA)	5.00	06/15/08	1,026,950
1,000,000	San Francisco, California, City & County Public Utilities Communication Clean Water Revenue Bond, (MBIA)	5.00	10/01/13	1,080,400
3,000,000	San Francisco, California, State Building Authority Lease Revenue Bonds, California State & San Francisco Civic Center, Series A	5.00	12/01/12	3,195,870
1,000,000	San Mateo, Foster City, California, School Facilities Financing Authority Revenue Bond, (FSA)	4.00	08/15/12	1,026,270
1,075,000	Santa Clara County, California, Financing Authority Lease Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC)	4.50	05/15/12	1,099,295
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA)	5.25	07/01/09	1,040,920
1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series B, (FSA)	4.25	07/01/11	1,034,670

	TOTAL TAX-EXEMPT SECURITIES (Cost $55,701,584)			55,849,130

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 10.09%
$2,000,000	Riverside, California, Water Revenue Bonds, (FGIC) (Prerefunded 10/01/11 @ 101)	5.00%	10/01/26	$2,156,940
1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.25	12/01/17	1,096,730
3,000,000	San Diego County, California, Water Authority Certificates of Participation, Series A, (FGIC) (Prerefunded 05/01/08 @ 101)	5.00	05/01/14	3,101,850

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $6,403,063)			6,355,520

Shares
REGISTERED INVESTMENT COMPANIES — 0.07%
13,126	BlackRock California Money Fund			13,126
29,691	Federated California Money Fund			29,691

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $42,817)			42,817

		Value
TOTAL INVESTMENTS (Cost $62,147,464)(a)	98.81%	$62,247,467
OTHER ASSETS IN EXCESS OF LIABILITIES	1.19	752,087

NET ASSETS	100.00%	$62,999,554

(a)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$302,645	$(202,642)	$100,003

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

Notes: (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 10% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2006, approximately, 99% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund ) — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	66.08%	$41,632,151
General Obligation Bonds	20.87	13,147,809
Prerefunded	10.09	6,355,520
Certificates of Participation	1.70	1,069,170
Registered Investment Companies	0.07	42,817

Total Investments	98.81%	$62,247,467
Other Assets in Excess of Liabilities	1.19	752,087

Net Assets	100.00%	$62,999,554

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET BACKED SECURITIES — 0.79%
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B(a)	5.50%	04/20/10	$4,200,000

	TOTAL ASSET BACKED SECURITIES (Cost $4,199,070)			4,200,000

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.16%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 7.48%
671,462	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1(b)	4.52	01/25/35	662,156
2,134,551	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(b)	4.46	12/25/34	2,074,516
3,513,618	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	3,472,286
2,053,784	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	2,044,997
8,944,702	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.77	08/25/34	8,854,833
8,605,979	JP Morgan Mortgage Trust, 2005-A6 1A1	5.15	09/25/35	8,509,420
11,611,957	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1	3.99	12/25/34	11,357,419
3,036,662	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.55	02/25/35	2,982,488

				39,958,115

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.55%
2,884,070	2333 UZ	6.50	07/15/31	2,943,601

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 1.13%
3,000,000	1997-M5 C	6.74	08/25/07	3,021,833
3,080,000	2003-17 QT	5.00	08/25/27	3,047,241

				6,069,074

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,700,548)			48,970,790

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.14%
$4,225,000	Asset Securitization Corp., 1997-D4 A4	7.75%	04/14/29	$4,490,089
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,415,814
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3	5.52	09/11/41	5,057,031
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G(a)	6.01	11/15/36	1,031,756
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1	7.05	05/15/33	1,847,120
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1	5.32	06/10/36	3,450,972
216	LB Commericial Conduit Mortgage Trust, 1999-C1 A1	6.41	06/15/31	216
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C	7.50	10/15/33	3,394,962
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,213,384
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4	7.61	03/15/30	6,316,738
4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	4,433,433
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,515,071
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	6,056,741
3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	3,905,896
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5(c)	5.09	07/15/42	17,807,738

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $65,237,797)			64,936,961

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 16.59%
$2,615,000	America Movil S.A. de C.V.	5.50%	03/01/14	$2,544,706
1,200,000	America Movil S.A. de C.V.	6.38	03/01/35	1,146,845
5,700,000	Bank One Corp.,	7.88	08/01/10	6,214,528
3,245,000	Bear Stearns Co., Inc.	5.70	11/15/14	3,291,524
5,520,000	Bottling Group LLC,	5.50	04/01/16	5,556,471
2,300,000	British Telecommunications plc	8.88	12/15/30	3,068,366
2,800,000	Cisco Systems, Inc.	5.50	02/22/16	2,822,268
2,000,000	Citigroup, Inc.	4.25	07/29/09	1,956,960
1,970,000	Citigroup, Inc.	6.63	06/15/32	2,154,751
1,441,000	Comcast Cable Communications	6.88	06/15/09	1,498,405
1,441,000	DaimlerChrysler N.A. Holding Corp.	7.20	09/01/09	1,501,451
1,500,000	DaimlerChrysler N.A. Holding Corp.	5.75	09/08/11	1,492,949
2,000,000	Deutsche Telekom International Finance	5.38	03/23/11	1,990,248
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.00	06/15/10	1,429,071
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.25	06/15/30	1,832,535
1,400,000	Devon Financing Corp.	6.88	09/30/11	1,489,881
700,000	Ford Motor Credit Co.	5.80	01/12/09	666,411
1,000,000	Ford Motor Credit Co.	8.63	11/01/10	996,191
2,000,000	General Electric Capital Corp. MTN	6.00	06/15/12	2,077,996
1,221,000	Goldman Sachs Group, Inc.	6.13	02/15/33	1,216,327
5,834,000	Household Finance Corp.	8.00	07/15/10	6,373,487
250,000	Iron Mountain, Inc.	8.63	04/01/13	255,625
1,388,000	JP Morgan Chase & Co.	5.75	01/02/13	1,419,390
5,381,000	Merrill Lynch & Co. MTN	5.00	02/03/14	5,247,147
885,000	Metlife, Inc.	5.00	11/24/13	860,432
2,000,000	Morgan Stanley	6.75	04/15/11	2,114,472
5,385,000	Morgan Stanley	4.75	04/01/14	5,121,027
1,500,000	Nisource Finance Corp.	7.88	11/15/10	1,618,080
3,825,000	Oracle Corp.	5.25	01/15/16	3,764,060
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,407,013

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$627,000	PSEG Energy Holdings, Inc.	8.63%	02/15/08	$650,513
2,000,000	RBS Capital Trust III(b)	5.51	09/29/49	1,943,312
2,600,000	TCI Communications, Inc.	9.80	02/01/12	3,071,058
2,183,000	Time Warner Cos., Inc.	7.25	10/15/17	2,356,321
2,000,000	UBS Preferred Funding Trust I	8.62	10/29/49	2,225,664
2,441,000	Wal-Mart Stores	4.13	02/15/11	2,349,941
950,000	Xerox Corp.	6.40	03/15/16	945,250
2,000,000	YUM! Brands, Inc.	6.25	04/15/16	2,062,184

	TOTAL CORPORATE BONDS (Cost $88,329,615)			88,732,860

TAX-EXEMPT SECURITIES — 0.33%
1,590,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	1,773,963

	TOTAL TAX-EXEMPT SECURITIES (Cost $1,755,834)			1,773,963

U.S. GOVERNMENT AGENCY BONDS & NOTES — 2.88%
	FANNIE MAE — 1.46%
7,500,000	MTN	6.25	02/01/11	7,841,550

	FREDDIE MAC — 0.96%
4,440,000		6.25	07/15/32	5,143,460

	RESOLUTION FUNDING CORPORATION — 0.46%
4,851,000	Principal Only STRIPS	0.00	07/15/20	2,439,102

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $15,065,417)			15,424,112

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 43.16%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 11.64%
6,665,787	Pool # 1G1898 ARM(b)	5.92	06/01/36	6,672,989
2,680,969	Pool # A20105	5.00	04/01/34	2,583,496
9,592,207	Pool # A47411	4.50	10/01/35	8,967,707
3,248,378	Pool # A48132	7.00	12/01/35	3,336,805
5,827,364	Pool # B19861	4.50	08/01/20	5,615,815
2,847,747	Pool # C01811	5.00	04/01/34	2,744,210
132,265	Pool # C71221	5.00	09/01/32	127,688
20,881	Pool # C74339	5.00	12/01/32	20,159
163,916	Pool # C74469	5.00	12/01/32	158,244
34,660	Pool # C74676	5.00	12/01/32	33,461
2,525,765	Pool # E96460	5.00	05/01/18	2,488,358
4,699,978	Pool # G01842	4.50	06/01/35	4,393,985
19,216,347	Pool # G18105	5.00	03/01/21	18,877,370
2,633,800	Pool # J01383	5.50	03/01/21	2,632,239
3,747,373	Pool # J02497	4.50	09/01/20	3,611,333

				62,263,859

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 29.15%
$232,400	Pool # 251502	6.50%	02/01/13	$237,209
94,456	Pool # 252806	7.50	10/01/29	98,032
1,355,692	Pool # 255896	6.50	08/01/35	1,380,792
5,250,331	Pool # 256269	5.50	06/01/36	5,172,820
11,349,325	Pool # 357824	5.50	06/01/35	11,186,902
1,245,470	Pool # 387203	4.80	01/01/12	1,228,050
1,063,494	Pool # 387204	4.80	01/01/12	1,048,620
235,295	Pool # 443194	5.50	10/01/28	233,081
4,001	Pool # 450846	5.50	12/01/28	3,963
373,849	Pool # 452035	5.50	11/01/28	370,331
2,653	Pool # 454758	5.50	12/01/28	2,628
5,094	Pool # 485994	5.50	01/01/29	5,046
611,734	Pool # 561435	5.50	11/01/29	605,978
307,410	Pool # 578543	5.50	04/01/31	304,146
113,433	Pool # 627259	5.50	02/01/32	112,141
1,198,890	Pool # 632551	5.50	02/01/32	1,185,234
541,800	Pool # 632576	5.50	02/01/32	536,047
242,129	Pool # 694655	5.50	04/01/33	239,218
1,729,812	Pool # 702861	5.00	04/01/18	1,704,492
1,617,817	Pool # 704440	5.00	05/01/18	1,594,136
67,378	Pool # 710585	5.50	05/01/33	66,568
402,331	Pool # 735224	5.50	02/01/35	397,494
5,999,999	Pool # 745275	5.00	02/01/36	5,769,101
24,725,833	Pool # 745432	5.50	04/01/36	24,371,977
1,047,307	Pool # 781859	4.50	12/01/34	980,649
1,565,060	Pool # 786423 ARM(b)	4.61	07/01/34	1,549,303
463,073	Pool # 797680	4.50	10/01/35	433,599
702,884	Pool # 805373	4.50	01/01/35	658,148
7,657,791	Pool # 805386 ARM(b)	4.87	01/01/35	7,571,899
759,246	Pool # 812268	5.50	05/01/35	748,380
2,447,003	Pool # 815479	4.50	03/01/35	2,286,979
1,337,666	Pool # 819361	4.50	04/01/35	1,249,623
543,203	Pool # 820492	5.50	05/01/35	535,429
838,590	Pool # 820989	5.50	04/01/35	826,589
834,145	Pool # 821567	5.50	06/01/35	822,207
1,862,660	Pool # 822799	4.50	04/01/35	1,740,850
6,340,011	Pool # 829321	4.50	09/01/35	5,925,400
595,834	Pool # 835359	4.50	09/01/35	556,869
11,000,754	Pool # 835751	4.50	08/01/35	10,281,349
1,948,574	Pool # 835760	4.50	09/01/35	1,821,145
2,000,100	Pool # 836512	4.50	10/01/20	1,930,451
4,367,716	Pool # 839240	4.50	09/01/35	4,082,085
7,142,617	Pool # 840687	5.00	09/01/35	6,867,746
2,999,900	Pool # 843510	4.50	11/01/20	2,895,435
2,499,800	Pool # 844085	5.00	11/01/35	2,403,600
1,911,610	Pool # 844797	4.50	10/01/35	1,786,598
2,000,000	Pool # 844901	4.50	10/01/20	1,930,354
5,780,778	Pool # 867438	4.50	05/01/36	5,400,293
5,717,353	Pool # 880084	6.00	03/01/36	5,743,722
7,000,000	Pool # 883084	6.50	07/01/36	7,128,535
749,312	Pool # 893426	6.00	09/01/36	752,768
3,497,245	Pool # 895271	6.50	09/01/36	3,561,462
16,200,000	TBA	5.00	10/01/36	15,567,195

				155,892,668

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.37%
$347,756	Pool # 2562	6.00%	03/20/28	$352,214
498,158	Pool # 267812	8.50	06/15/17	532,419
1,956,929	Pool # 3413	4.50	07/20/33	1,830,855
1,811,903	Pool # 3442	5.00	09/20/33	1,755,782
3,732	Pool # 356873	6.50	05/15/23	3,830
37,141	Pool # 434772	9.00	06/15/30	40,297
62,997	Pool # 471660	7.50	03/15/28	65,635
140,556	Pool # 472028	6.50	05/15/28	144,588
75,414	Pool # 475847	6.50	06/15/28	77,577
20,981	Pool # 479087	8.00	01/15/30	22,231
354,966	Pool # 479088	8.00	01/15/30	376,116
120,599	Pool # 503711	7.00	05/15/29	124,588
42,129	Pool # 525556	8.00	01/15/30	44,639
11,152	Pool # 525945	9.00	07/15/30	12,100
36,187	Pool # 532751	9.00	08/15/30	39,262
108,488	Pool # 568670	6.50	04/15/32	111,421
265,102	Pool # 575441	6.50	12/15/31	272,384
672,338	Pool # 598127	5.50	03/15/18	675,216
1,567,215	Pool # 607668	5.50	02/15/18	1,573,925
818,913	Pool # 615639	4.50	09/15/33	775,107
174,755	Pool # 780086	8.50	11/15/17	186,129
809,098	Pool # 780548	8.50	12/15/17	861,756
625,538	Pool # 780865	9.50	11/15/17	677,911
205,782	Pool # 781036	8.00	10/15/17	216,390
767,825	Pool # 781084	9.00	12/15/17	820,288
209,624	Pool # 80185 ARM(b)	5.38	04/20/28	211,429
254,340	Pool # 80205 ARM(b)	5.38	06/20/28	256,538
637,796	Pool # 80311 ARM(b)	4.50	08/20/29	638,434

				12,699,061

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $231,039,813)			230,855,588

U.S. GOVERNMENT SECURITIES — 14.09%
	U.S. TREASURY PRINCIPAL ONLY STRIPS — 2.41%
18,000,000		0.00	11/15/17	10,622,160
4,294,000		0.00	02/15/20	2,259,700

				12,881,860

	U.S. TREASURY INFLATION PROTECTED BONDS — 0.90%
300,000		4.25	01/15/10	383,783
445,000		3.50	01/15/11	544,986
1,050,000		2.00	01/15/14	1,134,317
2,500,000		2.38	01/15/25	2,742,413

				4,805,499

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT SECURITIES — (continued)
	U.S. TREASURY NOTES — 10.78%
$520,000		4.63%	09/30/08	$519,391
3,970,000		3.63	01/15/10	3,852,297
24,500,000		4.50	11/15/10	24,415,720
2,890,000		4.25	11/15/14	2,818,426
19,270,000	(c)	7.63	11/15/22	25,245,203
885,000		4.50	02/15/36	848,010

				57,699,047

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $74,929,710)			75,386,406

Shares
REGISTERED INVESTMENT COMPANIES — 3.23%
8,645,217	Dreyfus Government Cash Management Fund			8,645,217
8,645,216	Fidelity U.S. Treasury II Fund			8,645,216

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $17,290,433)			17,290,433

TOTAL INVESTMENTS (Cost $547,548,237)(d)	102.37%	$547,571,113
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.37)	(12,701,848)

NET ASSETS	100.00%	$534,869,265

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $5,231,756 or 0.98% of net assets.
(b)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$4,694,581	$(4,671,705)	$22,876

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

MTN—Medium Term Note

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	60.13%	$321,666,106
Corporate Bonds	16.59	88,732,860
Commercial Mortgage-Backed Securities	12.14	64,936,961
Collateralized Mortgage Obligations	9.16	48,970,790
Registered Investment Company	3.23	17,290,433
Asset Backed Securities	0.79	4,200,000
Tax-Exempt Securities	0.33	1,773,963

Total Investments	102.37%	$547,571,113
Liabilities in Excess of Other Assets	(2.37)	(12,701,848)

Net Assets	100.00%	$534,869,265

See Notes to Financial Statements.

Excelsior Funds, Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 89.98%
	ADVERTISING PERIODICALS — 2.74%
$2,000,000	Dex Media Finance/West	8.50%	08/15/10	$2,065,000
1,000,000	RH Donnelley Finance Corp.(a)	10.88	12/15/12	1,100,000

				3,165,000

	CABLE TV — 1.73%
1,000,000	Echostar DBS Corp.(a)	7.13	02/01/16	966,250
1,000,000	NTL Cable plc	9.13	08/15/16	1,032,500

				1,998,750

	CASINO HOTELS — 11.03%
1,000,000	Aztar Corp.	7.88	06/15/14	1,077,500
1,000,000	Boyd Gaming Corp.	7.13	02/01/16	967,500
2,000,000	Caesars Entertainment, Inc.	8.88	09/15/08	2,095,000
2,000,000	MGM Mirage, Inc.	8.50	09/15/10	2,127,500
2,000,000	Poster Financial Group	8.75	12/01/11	2,090,000
1,000,000	River Rock Entertainment	9.75	11/01/11	1,062,500
2,000,000	Station Casinos	6.50	02/01/14	1,872,500
1,500,000	Trump Entertainment Resorts	8.50	06/01/15	1,434,375

				12,726,875

	CELLULAR TELECOM — 3.59%
2,000,000	American Cellular Corp.	10.00	08/01/11	2,095,000
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp.	10.13	06/15/13	1,062,500
1,000,000	Dobson Communications Corp.	8.88	10/01/13	991,250

				4,148,750

	CHEMICALS – DIVERSIFIED — 2.24%
1,000,000	Lyondell Chemical Co.	10.50	06/01/13	1,100,000
1,500,000	Nell AF Sarl(a)	8.38	08/15/15	1,488,750

				2,588,750

	CHEMICALS – PLASTICS — 0.87%
1,000,000	PolyOne Corp.	8.88	05/01/12	1,010,000

	CHEMICALS – SPECIALTY — 1.76%
1,000,000	Johnsondiversey, Inc., Series B(b)	9.63	05/15/12	1,005,000
1,000,000	Tronox Worldwide LLC/Tronox Finance Corp.	9.50	2/01/12	1,026,250

				2,031,250

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	COAL — 1.25%
$500,000	Massey Energy Co.	6.88%	12/15/13	$452,500
1,000,000	Peabody Energy Corp., Series B	6.88	03/15/13	985,000

				1,437,500

	COMMERCIAL SERVICES — 1.75%
1,000,000	Iron Mountain, Inc.	8.63	04/01/13	1,022,500
1,000,000	Iron Mountain, Inc.	7.75	01/15/15	1,000,000

				2,022,500

	COMPUTER SERVICES — 0.89%
1,000,000	Sungard Data Systems, Inc.	10.25	08/15/15	1,030,000

	CONTAINERS – METAL/GLASS — 1.74%
1,000,000	Crown Americas	7.75	11/15/15	1,012,500
1,000,000	Owens-Illinois, Inc.	7.50	05/15/10	1,000,000

				2,012,500

	CONTAINERS – PAPER/PLASTIC — 2.56%
1,000,000	Graham Packaging Co.	8.50	10/15/12	990,000
1,000,000	Jefferson Smurfit Corp.	7.50	06/01/13	922,500
1,000,000	Pregis Corp.(a)(b)	12.38	10/15/13	1,040,000

				2,952,500

	COSMETICS & TOILETRIES — 1.14%
1,500,000	Del Laboratories, Inc.	8.00	02/01/12	1,316,250

	DISTRIBUTION/WHOLESALE — 1.62%
2,000,000	Nebraska Book Co.	8.63	03/15/12	1,875,000

	ELECTRIC – GENERATION — 1.39%
1,500,000	AES Corp.	9.50	06/01/09	1,601,250

	FINANCE – AUTO LOANS — 5.62%
2,354,000	Ford Motor Credit Co.(a)	9.75	09/15/10	2,430,444
2,000,000	General Motors Acceptance Corp.	6.13	02/01/07	1,997,284
2,000,000	General Motors Acceptance Corp.	7.75	01/19/10	2,049,288

				6,477,016

	FOOD – MISCELLANEOUS AND DIVERSIFIED — 0.91%
1,000,000	Del Monte Corp.	8.63	12/15/12	1,048,750

	FORESTRY — 1.16%
1,500,000	Tembec Industries, Inc.	8.63	06/30/09	832,500
1,000,000	Tembec Industries, Inc.	7.75	03/15/12	505,000

				1,337,500

See Notes to Financial Statements.

Excelsior Funds, Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	FUNERAL SERVICES & RELATED ITEMS — 1.24%
$1,500,000	Service Corp. International(a)	7.50%	06/15/17	$1,436,250

	GAS – DISTRIBUTION — 1.74%
2,000,000	SEMCO Energy, Inc.	7.75	05/15/13	2,009,666

	HEAVY CONSTRUCTION EQUIPMENT RENTAL — 0.89%
1,000,000	Ahern Rentals, Inc.	9.25	08/15/13	1,025,000

	HOME FURNISHINGS — 3.01%
1,500,000	Sealy Mattress Co.	8.25	06/15/14	1,530,000
2,000,000	Simmons Co.	7.88	01/15/14	1,940,000

				3,470,000

	LIFE/HEALTH INSURANCE — 1.74%
2,000,000	Americo Life, Inc.(a)	7.88	05/01/13	2,011,174

	MACHINERY – FARM — 0.43%
500,000	Case New Holland, Inc.	7.13	03/01/14	501,875

	MACHINERY – GENERAL INDUSTRIAL — 0.85%
1,000,000	The Manitowoc Co., Inc.	7.13	11/01/13	985,000

	MEDICAL – HOSPITALS — 0.87%
1,000,000	HCA, Inc.	8.75	09/01/10	1,010,000

	MEDICAL – OUTPATIENT/HOME MEDICAL CARE — 0.73%
1,000,000	Select Medical Corp.	7.63	02/01/15	842,500

	MULTI-LINE INSURANCE — 1.96%
2,128,000	Hanover Insurance Group	7.63	10/15/25	2,260,591

	MULTIMEDIA — 0.87%
1,000,000	Emmis Operating Co.	6.88	05/15/12	998,750

	MUSIC — 1.35%
1,600,000	Warner Music Group	7.38	04/15/14	1,560,000

	OFFICE AUTOMATION & EQUIPMENT — 3.14%
1,000,000	Ikon Office Solutions	7.75	09/15/15	1,027,500
1,000,000	Xerox Capital Trust I	8.00	02/01/27	1,020,000
1,500,000	Xerox Corp.	7.63	06/15/13	1,575,000

				3,622,500

	PAPER & RELATED PRODUCTS — 0.79%
1,000,000	Mercer International, Inc.	9.25	02/15/13	911,250

	PHYSICIANS PRACTICE MANAGEMENT — 3.17%
2,000,000	Ameripath, Inc.	10.50	04/01/13	2,120,000
500,000	US Oncology Holdings, Inc.	9.00	08/15/12	517,500
1,000,000	US Oncology Holdings, Inc.(c)	10.68	03/15/15	1,020,000

				3,657,500

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	PIPELINES — 0.87%
$500,000	Semgroup L.P.(a)	8.75%	11/15/15	$504,375
500,000	Williams Cos.(a)	6.38	10/01/10	497,500

				1,001,875

	RENTAL AUTO/EQUIPMENT — 2.22%
1,000,000	Neff Rental/ Neff Finance(a)	11.25	06/15/12	1,080,000
1,500,000	United Rentals, Inc.	7.75	11/15/13	1,477,500

				2,557,500

	RESORTS/THEME PARKS — 0.89%
1,000,000	Universal City Florida Holdings(c)	10.24	05/01/10	1,027,500

	RETAIL – DRUG STORE — 0.83%
1,000,000	Jean Coutu Group, Inc.	8.50	08/01/14	962,500

	RETAIL – MAJOR DEPARTMENT STORE — 3.26%
1,500,000	JC Penney Co., Inc.	8.00	03/01/10	1,613,471
1,000,000	Neiman Marcus Group, Inc.	9.00	10/15/15	1,062,500
1,000,000	Saks, Inc.	9.88	10/01/11	1,091,250

				3,767,221

	RETAIL – VIDEO RENTAL — 0.79%
1,000,000	Blockbuster, Inc.(c)	9.00	09/01/12	917,500

	SATELLITE TELECOM — 1.96%
650,000	Inmarsat Finance plc	7.63	06/30/12	669,500
1,500,000	Intelsat Bermuda Ltd.(a)	11.25	06/15/16	1,593,750

				2,263,250

	SCHOOLS — 1.21%
1,500,000	Knowledge Learning Center(a)	7.75	02/01/15	1,402,500

	STEEL – PRODUCERS — 0.84%
1,000,000	AK Steel Corp.	7.75	06/15/12	973,750

	TELEPHONE – INTERGRATED — 9.92%
2,000,000	Cincinnati Bell, Inc.	8.38	01/15/14	2,020,000
2,000,000	Citizens Communications	9.25	05/15/11	2,205,000
649,000	Consolidated Communications Holding	9.75	04/01/12	684,695
2,000,000	Hawaiian Telcom Communication	12.50	05/01/15	2,100,000
1,250,000	Nordic Telephone Co. Holdings(a)	8.88	05/01/16	1,314,063
1,000,000	Qwest Corp.	7.50	06/15/23	990,000
2,000,000	Valor Telecom Enterprise	7.75	02/15/15	2,130,000

				11,443,758

See Notes to Financial Statements.

Excelsior Funds, Trust

Portfolio of Investments — September 30, 2006 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
CORPORATE BONDS — (continued)

	TRAVEL SERVICES — 0.42%
$500,000	Travelport, Inc.(a)	9.88%	09/01/14	$482,500

	TOTAL CORPORATE BONDS (Cost $102,791,198)			103,882,051

BANK LOANS — 1.73%
	CASINO HOTELS — 1.30%
1,443,172	Resorts International Holdings LLC(c)(d)	16.32	04/26/13	1,500,899

	MISCELLANEOUS MANUFACTURING — 0.43%
500,000	IPC Acquistion Corp.(c)(d)	11.80	09/29/14	500,000

	TOTAL BANK LOANS (Cost $1,951,325)			2,000,899

Shares
COMMON STOCK — 3.28%
	METAL – ALUMINUM — 3.28%
28,047	Ormet Corp.(b)			3,786,625

	TOTAL COMMON STOCK (Cost $7,704,681)			3,786,625

Principal Amount
U.S. GOVERNMENT AGENCY BONDS & NOTES — 3.12%
	FEDERAL HOME LOAN BANK — 3.12%
$3,600,000	Discount Note	4.40	10/02/06	3,599,120

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $3,598,680)			3,599,120

		Value
TOTAL INVESTMENTS (Cost $116,045,884)(e)	98.11%	$113,268,695
OTHER ASSETS IN EXCESS OF LIABILITIES	1.89	2,182,964

NET ASSETS	100.00%	$115,451,659

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $17,347,556 or 15.03% of net assets.
(b)	Represents an illiquid security as of September 30, 2006.
(c)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(d)	Fair valued as of September 30, 2006.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,644,647	$(5,421,836)	$(2,777,189)

Discount Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

LLC—Limited Liability Company

L.P.—Limited Partnership

Ltd.—Limited

plc—public limited company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Sector Diversification	% of Net Assets	Market Value
Consumer Discretionary	35.88%	$41,426,567
Telecommunication	15.78	18,218,758
Raw/Intermediate Materials	13.96	16,115,375
Industrials	6.98	8,052,500
Health Care	6.02	6,946,250
Financials	5.80	6,702,209
Information Technology	4.15	4,794,500
Utilities	3.13	3,610,916
U.S. Government & Agency Obligations	3.12	3,599,120
Consumer Staples	2.05	2,365,000
Energy	1.24	1,437,500

Total Investment	98.11%	$113,268,695
Other Assets in Excess of Liabilities	1.89	2,182,964

Net Assets	100.00%	$115,451,659

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Bond Fund

Principal Amount		Rate	Maturity Value	Value

ASSET BACKED SECURITIES — 1.63%
$2,200,000	Capital Auto Receivables Asset Trust, 2006-SN1AC B(a)	5.50%	04/20/10	$2,200,000
2,000,000	Capital One Master Trust, 2001-6 C(a)	6.70	06/15/11	2,049,740
260,662	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2(b)	5.59	04/25/33	261,084
2,850,259	JP Morgan Mortgage Acquisition Corp., 2006-HE1 A2(b)	5.40	05/25/28	2,851,105

	TOTAL ASSET BACKED SECURITIES (Cost $7,455,472)			7,361,929

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.61%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 3.71%
1,333,749	Bank of America Mortgage Securities, 2003-A 2A1	3.98	02/25/33	1,311,734
2,506,098	Bear Stearns ARM, 2004-1 11A3(b)	3.39	04/25/34	2,506,197
3,555,152	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	3,539,942
3,539,942	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.77	08/25/34	404,463
3,322,000	Washington Mutual, 2005-AR5 A3(b)	4.67	05/25/35	3,270,787
2,355,127	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1	3.99	12/25/34	2,303,502
3,459,488	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.55	02/25/35	3,397,772

				16,734,397

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.80%
3,709,077	R001 AE	4.38	04/15/15	3,614,622

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.86%
9,650,000	1997-M5 C	6.74	08/25/07	9,720,229
3,200,000	2003-17 QT	5.00	08/25/27	3,165,964

				12,886,193

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.24%
2,800,000	2005-10 MW	4.67	09/16/25	2,727,615
2,925,000	2005-14 B	4.48	08/16/32	2,840,958

				5,568,573

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,404,947)			38,803,785

Principal Amount		Rate	Maturity Value	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.98%
$2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B	7.23%	01/17/32	$2,217,711
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C	7.80	11/17/32	4,069,425
3,325,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CP5 G(a)(b)	5.88	12/15/35	3,396,513
2,819,729	DLJ Mortgage Acceptance Corp., 1997-CF2 A1B(a)	6.82	10/15/30	2,837,673
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C	6.59	05/15/33	4,014,159
7,197,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ	4.99	09/12/37	6,983,011
4,500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A4	4.74	07/15/42	4,312,772
5,430,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AJ	5.46	12/15/44	5,426,291
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	3,006,659
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4	5.17	01/14/42	3,066,072
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4	7.61	03/15/30	4,563,789
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4	6.29	04/15/34	1,505,793
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	6,369,297
1,719,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	1,707,089
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	4,776,096
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A	5.11	07/15/42	6,095,124
3,222,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5	5.09	07/15/42	3,200,744

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $68,713,137)			67,548,218

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Value	Value

CORPORATE BONDS — 21.74%
$1,720,000	America Movil S.A. de C.V.	5.50%	03/01/14	$1,673,765
2,680,000	Bottling Group LLC,	5.50	04/01/16	2,697,706
1,190,000	Caterpillar, Inc.	5.70	08/15/16	1,214,174
500,000	Cincinnati Bell, Inc.	8.38	01/15/14	505,000
3,845,000	Cisco Systems, Inc.	5.50	02/22/16	3,875,579
2,575,000	CIT Group, Inc.	5.80	07/28/11	2,620,402
1,835,000	Credit Suisse First Boston (USA) Inc.	3.88	01/15/09	1,785,675
2,958,025	CVS Lease Pass Through Trust(a)	5.88	01/10/28	2,892,002
2,150,000	DaimlerChrysler N.A. Holding Corp.	5.75	09/08/11	2,139,893
4,750,000	Deutsche Telekom International Finance	5.38	03/23/11	4,726,839
4,000,000	Diageo Capital plc	4.38	05/03/10	3,878,804
3,000,000	Dominion Resources, Inc., Series B(b)	5.79	09/28/07	3,000,813
2,380,000	Federal Express Corp.	5.50	08/15/09	2,395,287
1,400,000	Ford Motor Credit Co.	5.80	01/12/09	1,332,822
3,255,000	Franklin Resources, Inc.	3.70	04/15/08	3,177,599
5,645,000	Household Finance Corp.	8.00	07/15/10	6,167,011
5,500,000	International Lease Finance Corp.	4.75	01/13/12	5,343,877
500,000	Iron Mountain, Inc.	8.63	04/01/13	511,250
5,000,000	JP Morgan Chase & Co.	5.15	10/01/15	4,877,114
3,435,000	Legg Mason, Inc.	6.75	07/02/08	3,520,030
5,000,000	Lehman Brothers Holdings, Inc.	4.25	01/27/10	4,854,835
3,150,000	Morgan Stanley	4.75	04/01/14	2,995,587
2,000,000	Nationwide Life Global Funding, Inc.(a)	5.35	02/15/07	1,999,856
1,955,000	Nisource Finance Corp.	7.88	11/15/10	2,108,898
4,025,000	Oracle Corp.	5.25	01/15/16	3,960,874
3,000,000	RBS Capital Trust III(b)(c)	5.51	09/30/14	2,914,968
3,595,000	TCI Communications, Inc.	9.80	02/01/12	4,246,328
1,915,000	Telefonos de Mexico S.A.	4.50	11/19/08	1,877,012
2,415,000	Time Warner, Inc.	9.15	02/01/23	3,000,423
2,660,000	Virgina Electric Power	5.40	01/15/16	2,615,432
5,075,000	Wachovia Corp.	3.50	08/15/08	4,924,936
1,000,000	Xerox Corp.	6.40	03/15/16	995,000
2,125,000	YUM! Brands, Inc.	6.25	04/15/16	2,191,071
975,000	Zions Bancorp	5.50	11/16/15	963,317

	TOTAL CORPORATE BONDS (Cost $98,263,598)			97,984,179

Principal Amount		Rate	Maturity Value	Value

U.S. GOVERNMENT AGENCY BONDS & NOTES — 7.36%
	FANNIE MAE — 2.69%
$11,330,000		7.25%	01/15/10	$12,126,488

	FEDERAL HOME LOAN BANK — 3.46%
2,000,000		5.33	06/15/07	1,999,722
5,000,000		4.57	10/17/08	4,958,940
8,700,000	(d)	5.19	02/22/10	8,673,038

				15,631,700

	FREDDIE MAC — 1.21%
2,000,000		5.13	04/18/08	2,003,678
3,355,000		5.13	07/15/12	3,386,346
50,000	MTN	2.85	01/05/07	49,683

				5,439,707

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $33,357,866)			33,197,895

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 15.27%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 1.57%
3,886,485	Pool # 1G1026 ARM(b)	5.92	07/01/36	3,896,845
3,288,592	Pool # A36827	5.00	08/01/35	3,164,583

				7,061,428

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 10.75%
2,630,000	Pool # 385538	4.79	11/01/12	2,558,292
691,907	Pool # 545290	7.50	10/01/16	716,229
3,291	Pool # 578823	5.50	04/01/31	3,256
2,764,033	Pool # 704372 ARM(b)	4.51	05/01/33	2,715,991
5,562,213	Pool # 805386 ARM(b)	4.87	01/01/35	5,499,826
2,854,842	Pool # 811528	5.00	11/01/20	2,806,067
6,292,495	Pool # 831192	5.00	11/01/20	6,183,459
9,872,351	Pool # 851149	5.00	04/01/21	9,701,288
2,466,440	Pool # 868986	5.00	05/01/21	2,423,702
192,078	Pool # 872534	6.00	06/01/36	192,964
9,701,583	Pool # 879122	5.00	05/01/21	9,533,478
4,448,928	Pool # 892882 ARM(b)	5.87	07/01/36	4,468,601
1,656,800	TBA	6.00	10/25/21	1,681,652

				48,484,805

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.95%
19,458	Pool # 195801	8.50	01/15/17	20,796
8,881	Pool # 195833	8.50	04/15/17	9,491
2,666,077	Pool # 3319	5.00	12/20/32	2,583,244
1,421	Pool # 334299	8.00	05/15/23	1,503
3,284,866	Pool # 3442	5.00	09/20/33	3,183,121
323,343	Pool # 367412	6.00	11/15/23	327,780
1,404,708	Pool # 604726	4.50	10/15/33	1,329,566

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Value	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — (continued)
$2,361,705	Pool # 608288	4.50%	09/15/33	$2,235,370
3,611,000	TBA	5.25	10/01/36	3,612,693

				13,303,564

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $69,017,318)			68,849,797

U.S. GOVERNMENT SECURITIES — 23.47%
	U.S. TREASURY NOTES — 23.47%
7,130,000		3.13	04/15/09	6,875,994
10,440,000		4.00	04/15/10	10,238,946
87,945,000		4.50	02/28/11	87,615,206
1,080,000		4.25	11/15/14	1,053,253

				105,783,399

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $104,415,478)			105,783,399

Shares
REGISTERED INVESTMENT COMPANIES — 6.72%
15,148,244	Dreyfus Government Cash Management Fund			15,148,244
15,148,243	Fidelity U.S. Treasury II Fund			15,148,243

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $30,296,487)			30,296,487

		Value
TOTAL INVESTMENTS (Cost $450,924,303(e)	99.78%	$449,825,689
OTHER ASSETS IN EXCESS OF LIABILITIES	0.22	999,378

NET ASSETS	100.00%	$450,825,067

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $15,375,784 or 3.41% of net assets.
(b)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(c)	Perpetual Security—Stated maturity is first par call date.
(d)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,892,022	$(3,990,636)	$(1,098,614)

ARM—Adjustable Rate Mortgage

LLC— Limited Liability Company

MTN—Medium Term Note

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	46.10%	$207,831,091
Corporate Bonds	21.74	97,984,179
Commercial Mortgage-Backed Securities	14.98	67,548,218
Collateralized Mortgage Obligations	8.61	38,803,785
Registered Investment Company	6.72	30,296,487
Asset Backed Securities	1.63	7,361,929

Total Investments	99.78%	$449,825,689
Other Assets in Excess of Liabilities	0.22	999,378

Net Assets	100.00%	$450,825,067

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 1.77%
$3,500,000	Tulsa County, Oklahoma, Industrial Authority Health Care Revenue Bonds, St. Francis Health System, Series B(a)	3.81%	12/15/27	$3,500,000
3,000,000	University of Delaware Revenue Bonds, Series B, (SPA: Bank of America N.A.)(a)	3.80	11/01/34	3,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $6,500,000)			6,500,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT — 0.54%
2,000,000	Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Brattleboro Memorial Hospital, Series A, (BankNorth N.A.)(a)	3.85	10/01/29	2,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT (Cost $2,000,000)			2,000,000

TAX-EXEMPT SECURITIES — 89.61%
1,000,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC)(b)	0.00	07/01/23	473,470
4,740,000	California State General Obligation Bonds	5.00	06/01/08	4,861,060
10,000,000	California State General Obligation Bonds	5.00	05/01/13	10,746,300
5,000,000	California State General Obligation Bonds	5.00	08/01/21	5,318,700

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A	5.25%	11/15/10	$10,652,900
10,000,000	Dallas, Texas, Water Works & Sewer System Revenue Bonds, (FSA)	5.38	10/01/12	10,937,700
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA)	5.00	07/01/14	3,035,025
6,200,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A	5.25	04/01/08	6,360,890
10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection- Preservation 2000, Series A, (FSA)	6.00	07/01/13	11,386,200
10,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A	5.00	07/01/10	10,496,200
5,000,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC)	5.25	09/01/19	5,604,200
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA)	5.50	02/01/12	10,902,600
2,000,000	Illinois State Toll Highway Authority Revenue Bonds, Senior Priority, Series A-1, (FSA)	5.00	01/01/18	2,170,020
5,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Clarian Health Obligation Group, Series B	5.00	02/15/22	5,243,600

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$10,375,000	Jackson County, Missouri, Special Obligation Revenue Bonds, Harry S. Truman Sports Complex, (AMBAC)	5.00%	12/01/09	$10,829,736
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA)	6.50	12/15/11	11,367,900
10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA)	5.00	07/01/13	10,862,100
6,070,000	Los Angeles, California, Unified School District General Obligation Bonds, Election of 2004, Series F, (FGIC)	5.00	07/01/18	6,637,424
5,370,000	Massachusetts State Construction Loan General Obligaton Bonds, Series C	5.00	05/01/16	5,865,007
5,040,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, (XLCA)	5.00	07/01/19	5,464,217
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA)	5.25	10/15/14	10,925,800
5,720,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Sales Tax Revenue, Series B, (AMBAC)	5.00	11/15/14	6,188,582
10,000,000	New Jersey State General Obligation Bonds, Series D	6.00	02/15/11	10,960,700
10,000,000	New Jersey State Transportation Corporation Certificate Participation, Federal Transportation Administration Grants, Series A, (FGIC)	5.00	09/15/19	10,706,900

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$4,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR)	5.25%	12/15/22	$4,555,600
9,530,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC)	5.00	06/15/10	9,990,871
12,000,000	New York City, New York, General Obligation Bonds, Series G	5.00	12/01/21	12,707,639
10,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)	5.38	06/15/16	10,879,500
10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA)	5.25	05/15/11	10,717,200
3,000,000	New York State Thruway Authority Revenue Bonds, Highway & Bridge Trust Fund, Series B, (FSA)	5.00	04/01/15	3,275,130
5,070,000	Pennsylvania State, General Obligation Bonds, Series 4	5.00	07/01/09	5,262,863
5,000,000	Puerto Rico Commonwealth Public Improvement General Obligation Bonds, Series B	5.25	07/01/16	5,474,500
10,000,000	Rhode Island State Economic Development Corporation Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC)	5.00	06/15/17	10,905,900
10,000,000	San Antonio, Texas, Electric & Gas Revenue Bonds	5.00	02/01/17	10,775,000
8,000,000	San Antonio, Texas, Electric & Gas Revenue Bonds, Series A	5.25	02/01/16	8,350,480

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$5,000,000	South Carolina State Highway General Obligation Bonds, Series B	5.00%	04/01/16	$5,315,500
10,000,000	South Carolina State Public Services Authority Revenue Bonds, Series A, (FSA)	5.50	01/01/11	10,728,400
4,815,000	Texas State Public Finance Authority General Obligation Bonds, Series A	5.00	10/01/23	5,091,092
3,500,000	Texas State Transportation Commission Revenue Bonds, First Tier	5.00	04/01/08	3,574,620
6,000,000	Triborough Bridge & Tunnel Authority, New York, Highway Revenue Bonds, Series B	5.00	11/15/20	6,349,020
6,285,000	Virginia State Public School Authority Revenue Bonds, 1997 Resolution, Series C	5.00	08/01/16	6,850,587
10,000,000	Washington State Various Purposes General Obligation Bonds, Series R-03-A, (MBIA)	5.00	01/01/18	10,550,300

	TOTAL TAX-EXEMPT SECURITIES (Cost $322,785,027)			329,351,433

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 6.99%
12,000,000	Chicago, Illinois, Public Improvements General Obligation Bonds, (Prerefunded 01/01/08 @ 102)	5.25	01/01/27	12,483,720
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (Prerefunded 07/01/13 @ 100),	5.00	07/01/14	7,767,611

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — (continued)
$5,000,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)	6.38%	07/15/39	$5,420,000

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $25,638,456)			25,671,331

Shares
REGISTERED INVESTMENT COMPANIES — 0.07%
250,967	BlackRock Muni Fund			250,967
1	Dreyfus Tax Exempt Cash Fund			1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $250,968)			250,968

TOTAL INVESTMENTS (Cost $357,174,451)(c)	98.98%	$363,773,732
OTHER ASSETS IN EXCESS OF LIABILITIES	1.02	3,746,296

NET ASSETS	100.00%	$367,520,028

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Zero-Coupon Bond.
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$6,666,193	$(66,912)	$(6,599,281)

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

FSA-CR—Financial Security Assurance Custodial Receipts

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 8% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

State Diversification	% of Net Assets	Market Value
New York	15.11%	$55,537,073
California	11.98	44,029,783
Texas	10.54	38,728,892
New Jersey	9.85	36,214,071
Florida	7.44	27,346,617
Colorado	5.99	22,020,800
Michigan	5.91	21,728,436
South Carolina	4.36	16,043,900
Illinois	3.99	14,653,740
Virginia	3.59	13,211,477
Rhode Island	2.97	10,905,900
Hawaii	2.97	10,902,600
Missouri	2.95	10,829,736
Washington	2.87	10,550,300
Massachusetts	1.60	5,865,007
Puerto Rico	1.49	5,474,500
Pennsylvania	1.43	5,262,863
Indiana	1.43	5,243,600
Oklahoma	0.95	3,500,000
Delaware	0.82	3,000,000
Vermont	0.54	2,000,000
Arkansas	0.13	473,470
Registered Investment Company	0.07	250,967

Total Investments	98.98%	$363,773,732
Other Assets in Excess of Liabilities	1.02	3,746,296

Net Assets	100.00%	$367,520,028

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Long-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 6.20%
$2,000,000	Jackson County, Mississippi, Pollution Control Revenue Bonds, Chevron (USA), Inc. Project(a)	3.85%	12/01/16	$2,000,000
2,000,000	University of Delaware Revenue Bonds, Series B, (SPA: Bank of America N.A.)(a)	3.80	11/01/34	2,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $4,000,000)			4,000,000

TAX-EXEMPT SECURITIES — 76.69%
2,000,000	Amarillo, Texas, Independent School District General Obligation Bonds, Series A, (PSF-GTD)	5.00	02/01/24	2,090,220
2,065,000	California State General Obligation Bonds	5.00	08/01/21	2,196,623
2,500,000	California Statewide Communities Development Authority Revenue Bonds, Southern California Edison Co., Series A, (XLCA), (Mandatory Put 04/01/13 @ 100)	4.10	04/01/28	2,550,275
2,000,000	Chicago, Illinois, General Obligation Bonds, (FGIC)	5.25	01/01/28	2,087,160
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)(b)	5.00	06/15/15	3,248,550
2,500,000	Detroit, Michigan, City School District General Obligation Bonds, School Building & Improvement, Series A, (FSA)	5.00	05/01/17	2,694,950
2,000,000	District Of Columbia, General Obligation Bonds, Series A, (MBIA)	5.25	06/01/27	2,070,100

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$2,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A	5.00%	07/01/10	$2,099,240
2,500,000	Gulf Breeze, Florida, Local Government Revenue Bonds, (FGIC)	5.00	12/01/20	2,672,200
650,000	Indiana Health & Educational Facility Financing Authority Hospital Revenue Bonds, Clarian Health Obligation, Series A	5.00	02/15/39	671,067
3,000,000	Johnson City, Tennessee, Health & Educational Facilities Board Hospital Revenue Bonds, Mountain States Health Alliance, Series A	5.50	07/01/36	3,207,420
1,500,000	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds(c)(d)	5.50	09/01/36	1,573,365
1,000,000	Massachusetts State Construction Loan General Obligaton Bonds, Series C	5.00	05/01/16	1,092,180
2,000,000	Michigan State Hospital Finance Authority Revenue Bonds, Henry Ford Health Systems, Series A	5.25	11/15/32	2,129,080
500,000	New Hampshire Health & Education Facilites Authority Revenue Bonds, The Memorial Hospital	5.25	06/01/36	508,200
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR)	5.25	12/15/22	1,138,900
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series A	5.25	12/15/20	1,121,630

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$2,000,000	New York City, New York, General Obligation Bonds, Series M	5.00%	04/01/22	$2,117,680
2,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium — Pilot, (AMBAC)	5.00	01/01/46	2,099,640
2,000,000	New York Metropolitan Transportation Authority Revenue Bonds, Series A, (AMBAC)	5.50	11/15/14	2,253,240
2,000,000	New York State Dormitory Authority Revenue Bonds, Non-State Supported Debt, New York University Hospital Center, Series A	5.00	07/10/20	2,063,460
2,000,000	New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution	5.00	06/15/26	2,123,100
2,500,000	Puerto Rico Commonwealth Public Improvement General Obligation Bonds, Series A	5.25	07/01/30	2,668,750
1,500,000	Rockdale County, Georgia, Water & Sewer Authority Revenue Bonds, (FSA)	5.00	07/01/18	1,625,775
1,250,000	Tennessee Energy Acquisition Corp. Gas Revenue Bonds, Series A	5.25	09/01/26	1,402,338

	TOTAL TAX-EXEMPT SECURITIES (Cost $48,502,566)			49,505,143

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 18.70%
3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.00	12/01/30	3,218,010

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — (continued)
$2,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25%	12/01/14	$2,229,900
3,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100)	5.50	06/15/23	3,332,580
3,000,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100)	5.50	05/01/16	3,287,100

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $11,744,565)			12,067,590

Shares
REGISTERED INVESTMENT COMPANIES — 0.62%
401,796	BlackRock Muni Fund			401,796
1	Dreyfus Tax Exempt Cash Fund			1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $401,797)			401,797

TOTAL INVESTMENTS (Cost $64,648,928)(e)	102.21%	$65,974,530
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.21)	(1,427,002)

NET ASSETS	100.00%	$64,547,528

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $1,573,365 or 2.44% of net assets.
(d)	Represents on illiquid security as of September 30, 2006.

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,360,157	$(34,555)	$1,325,602

AMBAC—American Municipal Bond Assurance Corporation

FGIC—Financial Guaranty Insurance Corporation

FSA—Financial Security Assurance

FSA-CR—Financial Security Assurance Custodial Receipts

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund—Guaranteed

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

Notes:

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 19% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

State Diversification	% of Net Assets	Market Value
New York	19.97%	$12,887,020
New Jersey	8.67	5,593,110
Texas	8.22	5,308,230
Michigan	7.47	4,824,030
Florida	7.39	4,771,440
California	7.35	4,746,898
Tennessee	7.14	4,609,758
Pennsylvania	5.09	3,287,100
Nevada	5.03	3,248,550
Puerto Rico	4.14	2,668,750
Illinois	3.23	2,087,160
District Of Columbia	3.21	2,070,100
Delaware	3.10	2,000,000
Mississippi	3.10	2,000,000
Georgia	2.52	1,625,775
Connecticut	2.44	1,573,365
Massachusetts	1.69	1,092,180
Indiana	1.04	671,067
New Hampshire	0.79	508,200
Registered Investment Company	0.62	401,797

Total Investments	102.21%	$65,974,530
Liabilities in Excess of Other Assets	(2.21)	(1,427,002)

Net Assets	100.00%	$64,547,528

See Notes to Financial Statements.

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 0.73%
$1,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 5, (SPA: Bayerische Landesbank)(a)	3.80%	08/01/24	$1,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,000,000)			1,000,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT — 6.38%
3,000,000	New York City, New York, General Obligation Bonds, Sub-Series C5, (Bank of New York)(a)	3.69	08/01/20	3,000,000
5,700,000	New York State Metropolitan Transportation Authority Revenue Bonds, Sub-Series G2, (BNP Paribas)(a)	3.77	11/01/26	5,700,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT (Cost $8,700,000)			8,700,000

TAX-EXEMPT SECURITIES — 78.87%
2,565,000	Babylon, New York, General Obligation Bonds, (AMBAC)	5.00	01/01/13	2,761,043
3,110,000	Monroe County, New York, General Obligation Bonds, (AMBAC)	5.00	06/01/11	3,295,045
8,500,000	Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series H, (AMBAC)	5.25	11/15/15	9,397,004
2,430,000	New York City, New York, General Obligation Bonds, Series G	5.00	12/01/19	2,585,423
850,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)	5.00	01/01/19	920,805

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$1,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)	5.00%	01/01/20	$1,079,810
2,280,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, (CIFG)	5.00	11/15/22	2,450,362
5,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)	5.38	06/15/16	5,439,750
4,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series D	5.13	06/15/19	4,271,800
2,150,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A	5.25	11/01/10	2,289,987
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-1	5.00	11/01/19	3,224,880
2,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series B	5.25	08/01/17	2,175,300
5,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A, (AMBAC)	5.75	07/01/12	5,558,300
5,000,000	New York State Dormitory Authority Revenue Bonds, Series A, (AMBAC)	5.25	05/15/16	5,583,400
4,720,000	New York State Dormitory Authority Revenue Bonds, State Personal Income Tax, Series D, (FGIC)	5.00	03/15/09	4,885,719

See Notes to Financial Statements.

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$3,525,000	New York State Energy Research & Development Authority, Pollution Control Revenue Bonds, Niagara Mohawk Power Project, Series A, (AMBAC)	5.15%	11/01/25	$3,688,525
6,000,000	New York State Environmental Facilties Revenue Bonds, Municipal Water, Project K	5.00	06/15/12	6,444,900
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA)	5.00	04/01/12	5,361,400
6,500,000	New York State Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, (MBIA)	5.00	10/15/22	6,947,199
2,500,000	New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC)	5.00	04/01/19	2,699,000
2,015,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series B	5.25	11/15/13	2,210,012
670,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/16	731,017
700,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/17	759,878
700,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/19	755,475
810,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/20	871,665
850,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/21	912,722

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$895,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00%	09/15/22	$957,569
940,000	Onondaga County, New York, Water Authority Revenue Bonds, Series A, (AMBAC)	5.00	09/15/23	1,004,992
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA)	6.00	07/01/11	5,529,950
1,500,000	Puerto Rico Public Improvement General Obligation Bonds, Series A	5.25	07/01/22	1,624,755
2,000,000	Suffolk County, New York, Public Improvement General Obligation Bonds, Series A, (CIFG)	5.00	05/01/08	2,046,460
3,750,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100)	4.05	04/01/37	3,783,150
2,425,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA),	5.00	08/01/21	2,594,386
2,545,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA)	5.00	08/01/22	2,716,915

	TOTAL TAX-EXEMPT SECURITIES (Cost $105,815,596)			107,558,598

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 14.91%
5,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25	12/01/14	5,574,750
3,300,000	New York State Metropolitan Transportation Authority Dedicated Tax Revenue Bonds, Series A, (FGIC) (Prerefunded 04/01/2010 @100)	5.88	04/01/21	3,556,608

See Notes to Financial Statements.

Excelsior Tax-Exempt Fund, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — (continued)
$6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100)	5.38%	07/01/21	$6,643,500
4,210,000	New York State Tobacco Settlement Asset Securitizaton Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)	6.38	07/15/39	4,563,640

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $20,318,439)			20,338,498

Shares
REGISTERED INVESTMENT COMPANIES — 0.20%
1	Dreyfus New York Tax Exempt Cash Fund			1
271,226	Provident Institutional New York Money Market Fund			271,226

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $271,227)			271,227

TOTAL INVESTMENTS (Cost $136,105,262)(b)	101.09%	$137,868,323
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.09)	(1,479,898)

NET ASSETS	100.00%	$136,388,425

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$1,826,647	$(63,586)	$1,763,061

AMBAC—American Municipal Bond Assurance Corp.

CIFG—CDC IXIS Financial Guaranty

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

Notes

(The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 21% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2006, approximately 95% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	65.94%	$89,934,571
General Obligation Bonds	13.66	18,624,027
Prerefunded	10.82	14,763,748
Backed by Letters of Credit	6.38	8,700,000
Escrowed to Maturity	4.09	5,574,750
Registered Investment Companies	0.20	271,227

Total Investments	101.09%	$137,868,323
Liabilities in Excess of Other Assets	(1.09)	(1,479,898)

Net Assets	100.00%	$136,388,425

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Government Securities Fund

Principal Amount		Rate	Maturity Date	Value

ASSET BACKED SECURITIES — 5.00%
$2,000,000	Citibank Credit Card Issuance Trust, 2005-A10 A10(a)	5.34%	12/15/10	$2,000,442
1,100,000	Countrywide Asset Backed Certificates, 2005-13 AF2	5.29	04/25/36	1,095,822
5,000,000	Countrywide Asset Backed Certificates, 2005-4 AF3(a)	4.46	10/25/35	4,938,925
2,240,281	Countrywide Home Equity Loan Trust, 2005-G 2A(a)	5.56	12/15/35	2,241,272
3,683,675	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3	4.54	08/25/28	3,665,894

	TOTAL ASSET BACKED SECURITIES (Cost $14,067,747)			13,942,355

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.25%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 8.44%
5,440,780	Bank of America Mortgage Securities, 2004-B 2A2	4.10	03/25/34	5,334,078
3,072,007	Bank of America Mortgage Securities, 2005-J 2A3	5.10	11/25/35	3,042,364
2,894,874	Bear Stearns ARM, 2004-1 11A3(a)	3.39	04/25/34	2,894,988
2,459,151	Bear Stearns ARM, 2004-9 3A1(a)	5.25	09/25/34	2,452,821
3,335,713	Countrywide Alternative Loan Trust, 2004-16CB 1A2	5.50	07/25/34	3,296,474
2,280,122	IMPAC CMB Trust, 2005-5 A4(a)	5.71	08/25/35	2,266,673
2,316,429	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.77	08/25/34	2,293,155
2,000,000	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2(a)	4.67	05/25/35	1,989,140

				23,569,693

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 2.74%
2,519,848	2608 GK	4.50	03/15/17	2,470,989
5,170,151	2836 TA	5.00	10/15/27	5,162,297

				7,633,286

Principal Amount		Rate	Maturity Date	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 4.07%
$7,869,000	1997-M5 C	6.74%	08/25/07	$7,926,268
3,302,646	2002-89 CA	5.00	04/25/16	3,279,721
159,058	2004-W4 A1	2.75	06/25/34	158,519

				11,364,508

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,311,688)			42,567,487

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.03%
1,464,546	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2	3.84	06/10/36	1,450,707
1,647,186	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1	4.33	07/15/42	1,621,898
2,624,499	Mortgage Capital Funding, Inc., 2005-HQ5 A1	4.52	01/14/42	2,593,380

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,756,744)			5,665,985

U.S. GOVERNMENT AGENCY BONDS & NOTES — 25.89%
	FANNIE MAE — 7.34%
2,100,000		3.55	01/17/08	2,060,820
19,000,000		3.25	08/15/08	18,417,783

				20,478,603

	FEDERAL HOME LOAN BANK — 14.80%
2,500,000		5.33	06/15/07	2,499,653
11,500,000		3.38	09/14/07	11,318,588
9,425,000		4.63	02/08/08	9,373,238
2,500,000		3.88	02/15/08	2,461,765
13,500,000		3.63	09/15/08	13,162,959
2,480,000		5.19	02/22/10	2,472,314

				41,288,517

	FREDDIE MAC — 3.75%
10,500,000		5.14	10/17/06	10,474,509

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $72,403,348)			72,241,629

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 30.95%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 10.85%
974,164	Pool # 1B2846 ARM(a)	4.95	04/01/35	965,478
3,970,663	Pool # 1G0688 ARM(a)	5.73	01/01/36	3,968,048

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Government Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION — (continued)
$166,542	Pool # 1G1026 ARM(a)	5.92%	07/01/36	$166,986
8,851,190	Pool # 782645 ARM(a)	5.44	02/01/36	8,846,454
4,298,844	Pool # 847248 ARM(a)	3.76	03/01/34	4,344,311
486,728	Pool # C68593	7.00	11/01/28	502,301
159,807	Pool # G18114	5.50	05/01/21	159,712
9,524,995	Pool # J00617	5.50	12/01/20	9,519,346
153,010	Pool # J01619	5.50	04/01/21	152,919
1,648,928	Pool # J01743	5.50	05/01/21	1,647,951

				30,273,506

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 9.45%
790,087	Pool # 323572	7.50	01/01/29	820,653
2,711,420	Pool # 375575	6.60	12/01/07	2,722,642
18,946	Pool # 517390	8.00	11/01/11	19,499
295,176	Pool # 535981	8.00	01/01/16	309,258
110,499	Pool # 545362 ARM(a)	6.01	12/01/31	110,897
1,803,016	Pool # 634195	7.50	10/01/28	1,872,769
3,625,929	Pool # 693018 ARM(a)	4.39	06/01/33	3,603,889
2,896,752	Pool # 766684 ARM(a)	4.41	03/01/34	2,852,778
3,573,144	Pool # 770870 ARM(a)	4.29	04/01/34	3,506,071
2,577,742	Pool # 780840	4.50	06/01/34	2,540,902
3,451,116	Pool # 784134 ARM(a)	5.44	10/01/35	3,414,155
4,105,274	Pool # 786076 ARM(a)	4.77	07/01/34	4,066,456
6,829,351	Pool # 786423 ARM(a)	4.61	07/01/34	6,760,594
3,474,844	Pool # 805386 ARM(a)	4.87	01/01/35	3,435,869
5,190,970	Pool # 840579	5.00	10/01/20	5,102,282
190,644	Pool # 892882 ARM(a)	5.87	07/01/36	191,487
12,760,000	TBA	6.00	10/25/21	12,951,399

				54,281,600

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.65%
247,256	Pool # 780240	8.50	09/15/09	248,498
46,008	Pool # 780752	8.50	04/15/10	46,068
509,845	Pool # 781036	8.00	10/15/17	536,129
398,740	Pool # 781181	9.00	12/15/09	408,139

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — (continued)
$134,444	Pool # 80385 ARM(a)	5.25%	03/20/30	$134,881
432,338	Pool # 8378 ARM(a)	4.75	07/20/18	435,320

				1,809,035

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $87,110,435)			86,364,141

U.S. GOVERNMENT SECURITIES — 24.27%
	U.S. TREASURY NOTES — 24.27%
11,900,000		4.88	04/30/08	11,917,196
23,175,000	(b)	4.88	05/31/08	23,218,453
14,400,000		5.13	06/30/08	14,492,246
10,000,000		5.00	07/31/08	10,046,880
8,000,000		4.88	08/15/09	8,054,376

				67,729,151

	TOTAL U.S. GOVERNMENT SECURITIES (Cost $67,442,566)			67,729,151

Shares
REGISTERED INVESTMENT COMPANIES — 0.48%
675,497	Dreyfus Government Cash Management Fund			675,497
675,499	Fidelity U.S. Treasury II Fund			675,499
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,350,996)			1,350,996

TOTAL INVESTMENTS (Cost $291,443,524)(c)	103.87%	$289,861,744
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.87)	(10,799,018)

NET ASSETS	100.00%	$279,062,726

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$679,642	$(2,261,422)	$(1,581,780)

ARM—Adjustable Rate Mortgage

Discount Note—The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Government Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	81.11%	$226,334,921
Collateralized Mortgage Obligations	15.25	42,567,487
Commercial Mortgage-Backed Securities	2.03	5,665,985
Asset Backed Securities	5.00	13,942,355
Registered Investment Company	0.48	1,350,996

Total Investments	103.87%	$289,861,744
Other Assets in Excess of Liabilities	(3.87)	(10,799,018)

Net Assets	100.00%	$279,062,726

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Tax-Exempt Securities Fund

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 6.99%
$1,000,000	Illinois Health Facilities Authority, Health Care Revenue Bonds, (FSA)(a)	3.73%	05/15/29	$1,000,000
2,500,000	Lincoln County, Wyoming, Pollution Control Revenue Bonds, Exxon Project(a)	3.75	08/15/15	2,500,000
4,795,000	New Jersey State Economic Development Authority Revenue Bonds, Floating Rate Certificates, Series 980(a)(b)	4.14	06/15/34	4,795,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $8,295,000)			8,295,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT — 2.11%
2,500,000	Farmington, New Mexico, Pollution Control Public Service Revenue Bonds, Series B, (Barclays Bank plc)(a)	3.85	09/01/24	2,500,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT (Cost $2,500,000)			2,500,000

TAX-EXEMPT SECURITIES — 77.06%
6,000,000	California State General Obligation Bonds	5.00	06/01/08	6,153,240
4,070,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)	5.50	06/15/07	4,125,067
5,000,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A	5.25	04/01/08	5,129,750
3,850,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 18,	5.00	10/01/08	3,952,680
3,000,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 21, (MBIA)	5.00	10/01/11	3,187,500
4,000,000	Massachusetts State General Obligation Bonds, Series A, (MBIA)	5.50	02/01/11	4,305,000

Principal Amount		Rate	Maturity Date	Value
TAX-EXEMPT SECURITIES — (continued)
$5,035,000	Memphis, Tennessee, General Obligation Bonds, Series B, (MBIA)	5.00%	11/01/08	$5,185,798
2,000,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA)	5.00	03/01/28	2,049,640
2,500,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA)	5.00	03/01/29	2,615,325
7,405,000	New Jersey Economic Development Authority Revenue Bonds, Series F	5.00	06/15/07	7,476,902
1,030,000	New York City, New York, General Obligation Bonds, Series C	5.25	08/01/09	1,074,362
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Series H	5.25	11/15/10	6,363,420
1,500,000	New York State Tollway Authority, General Highway & Bridge Trust Fund Revenue Bonds, Series A	4.00	04/01/08	1,510,365
5,000,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC-BNY)	6.00	01/01/11	5,480,200
5,000,000	New York State Urban Development Corporation, Correctional & Youth Facilities Revenue Bonds, Series A, (Mandatory Put 01/01/09 @ 100)(c)	5.25	01/01/21	5,167,150
1,250,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A	5.00	07/01/11	1,308,925
3,000,000	Reedy Creek, Florida, Improvement District Utilities Revenue Bonds, Series 2, (MBIA)	5.25	10/01/10	3,188,250
5,000,000	San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A	5.00	02/01/10	5,228,450

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$3,995,000	South Carolina Transportation Infrastructure, Bank Revenue Bonds, Series A, (AMBAC)	5.00%	10/01/09	$4,161,472
7,000,000	Southeastern Virginia Public Services Authority Revenue Bonds, Series A, (MBIA)	5.25	07/01/10	7,430,779
3,750,000	Tennessee Energy Aquisition Corporation Gas Revenue Bonds, Series A	5.00	09/01/09	3,877,913
2,500,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA), (Mandatory Put 09/01/11 @ 100)	4.05	04/01/37	2,522,100

	TOTAL TAX-EXEMPT SECURITIES (Cost $91,434,843)			91,494,288

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS — 15.24%
4,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 01/01/09 @ 101)	5.38	01/01/30	4,787,955
595,000	New Jersey Economic Development Authority Revenue Bonds, Series F (Escrowed to Maturity)	5.00	06/15/07	600,980
4,030,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, (Escrowed to Maturity)	5.00	11/01/07	4,096,535
4,000,000	Oklahoma State Industries Authority, Health System Revenue Bonds, Series A, (MBIA) (Prerefunded 08/15/09 @ 101)	5.75	08/15/29	4,265,720
4,000,000	University of Washington, Student Facilities Revenue Bonds, (FSA) (Prerefunded 06/01/10 @ 101)	5.75	06/01/25	4,335,800

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $18,150,438)			18,086,990

Shares		Value
REGISTERED INVESTMENT COMPANIES — 0.11%
129,409	BlackRock Muni Fund	$129,409
1	Dreyfus Tax Exempt Cash Fund	1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $129,410)	129,410

TOTAL INVESTMENTS (Cost $120,509,691)(d)	101.51%	$120,505,688
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.51)	(1,787,251)

NET ASSETS	100.00%	$118,718,437

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $4,795,000 or 4.04% of net assets.
(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$215,935	$(219,938)	$(4,003)

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

plc—Public Limited Company

XLCA—XL Capital Assurance

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 17% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

State Diversification	% of Net Assets	Market Value
New York	25.56%	$30,339,199
New Jersey	10.84	12,872,882
Virginia	10.58	12,560,530
Florida	8.70	10,328,429
Texas	8.33	9,893,415
Tennessee	7.63	9,063,711
California	5.18	6,153,240
Illinois	4.88	5,787,955
Washington	3.65	4,335,800
Massachusetts	3.63	4,305,000
Oklahoma	3.59	4,265,720
South Carolina	3.51	4,161,472
New Mexico	2.11	2,500,000
Wyoming	2.11	2,500,000
Puerto Rico	1.10	1,308,925
Registered Investment Company	0.11	129,410

Total Investments	101.51%	$120,505,688
Liabilities in Excess of Other Assets	(1.51)	(1,787,251)

Net Assets	100.00%	$118,718,437

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund	Intermediate- Term Bond Fund
ASSETS:
Investments, at cost — see accompanying portfolios	$62,147,464	$547,548,237	$116,045,884	$450,924,303

Investments, at value (Note 1)	$62,247,467	$547,571,113	$113,268,695	$449,825,689
Cash	—	—	1,174,118	1
Interest receivable	827,400	4,083,679	2,298,427	3,178,616
Receivable for investments sold	—	518,563	—	2,472,445
Receivable for fund shares sold	130,000	302,585	9,948	2,734,573
Prepaid expenses	602	3,761	1,972	2,010

Total Assets	63,205,469	552,479,701	116,753,160	458,213,334
LIABILITIES:
Payable for dividends declared	116,983	705,923	589,968	1,391,663
Payable for investments purchased	—	15,795,368	502,263	5,271,573
Cash overdraft	1	38,388	—	—
Payable for fund shares redeemed	43,584	619,400	116,612	376,404
Investment advisory fees payable (Note 2)	—	174,116	51,085	112,795
Administration fees payable (Note 2)	7,281	66,492	14,477	55,404
Distribution and shareholder servicing fees payable (Note 2)	11,188	55,641	22,958	67,306
Directors’/Trustees’ fees and expenses payable (Note 2)	591	4,835	1,242	4,099
Accrued expenses and other payables	26,287	150,273	2,896	109,023

Total Liabilities	205,915	17,610,436	1,301,501	7,388,267

NET ASSETS	$62,999,554	$534,869,265	$115,451,659	$450,825,067

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$502	$(36,576)	$(672,256)	$20,478
Accumulated net realized gain (loss) on investments	260,253	(2,707,911)	(65,154,022)	(5,187,380)
Unrealized appreciation (depreciation) of investments	100,003	22,876	(2,777,189)	(1,098,614)
Par value (Note 5)	8,736	59,782	256	63,706
Paid in capital in excess of par value	62,630,060	537,531,094	184,054,870	457,026,877

Net Assets	$62,999,554	$534,869,265	$115,451,659	$450,825,067

Net Assets:
Shares	$62,999,554	$294,034,174	$108,271,683	$450,825,067
Institutional Shares	—	240,834,044	7,179,976	—
Retirement Shares	—	1,047	—	—
Shares outstanding (Note 5):
Shares	8,735,868	32,868,586	24,051,925	63,706,426
Institutional Shares	—	26,913,157	1,595,887	—
Retirement Shares	—	117	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding)
Shares	$7.21	$8.95	$4.50	$7.08

Institutional Shares	—	$8.95	$4.50	—

Retirement Shares	—	$8.95	—	—

(a)	Due to rounding net assets divided by shares outstanding does not equal the net asset value per share.

See Notes to Financial Statements.

Intermediate-Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate-Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$357,174,451	$64,648,928	$136,105,262	$291,443,524	$120,509,691

$363,773,732	$65,974,530	$137,868,323	$289,861,744	$120,505,688
—	449	1	—	—
4,953,682	841,561	1,858,013	1,690,310	1,708,755
—	—	—	139,211	1,400,289
180,892	9,000	458,960	1,327,835	302,435
2,148	415	3,699	4,020	3,319

368,910,454	66,825,955	140,188,996	293,023,120	123,920,486

915,332	145,908	297,561	689,340	255,068
—	2,054,180	3,353,002	12,793,894	4,852,566
—	—	—	—	—
196,931	4,933	32,180	177,245	3,530
61,901	14,272	36,636	62,885	11,708
45,798	8,044	16,891	35,049	14,863
74,694	15,978	26,993	76,132	3,869
3,332	540	1,228	2,860	1,167
92,438	34,572	36,080	122,989	59,278

1,390,426	2,278,427	3,800,571	13,960,394	5,202,049

$367,520,028	$64,547,528	$136,388,425	$279,062,726	$118,718,437

—	$1,402	$(13)	$(949,425)	$10
$(893,841)	198,923	(1,078,864)	(13,902,066)	(2,774,082)
6,599,281	1,325,602	1,763,061	(1,581,780)	(4,003)
39,135	6,326	15,756	40,139	16,691
361,775,453	63,015,275	135,688,485	295,455,858	121,479,821

$367,520,028	$64,547,528	$136,388,425	$279,062,726	$118,718,437

$367,520,028	$64,547,528	$136,388,425	$279,062,726	$118,718,437
—	—	—	—	—
—	—	—	—	—

39,135,177	6,326,039	15,756,196	40,139,244	16,690,830
—	—	—	—	—
—	—	—	—	—

$9.39	$10.20	$8.66	$6.95	$7.11

—	—	—	—	—

—	—	—	—	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2006 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund	Intermediate- Term Bond Fund
INVESTMENT INCOME:
Interest income	$1,142,798	$7,470,573	$5,152,241	$10,793,283
Dividend income	29,253	425,644	—	402,911

Total Income	1,172,051	7,896,217	5,152,241	11,196,194
EXPENSES:
Investment advisory fees (Note 2)	160,665	1,128,773	520,431	768,845
Administration fees (Note 2)	48,498	228,037	98,184	331,544
Shareholder servicing fees — Shares (Note 2)	80,333	362,523	150,725	549,176
Distribution and shareholder servicing fees — Retirement Shares (Note 2)	—	4	—	—
Legal and audit fees	8,997	17,328	9,675	13,220
Custodian fees	2,010	11,425	3,253	11,980
Transfer agent fees	7,637	81,331	18,622	15,946
Directors’/Trustees’ fees and expenses (Note 2)	1,184	5,295	2,599	8,046
Miscellaneous expenses	19,909	52,763	36,116	48,242

Total Expenses	329,233	1,887,479	839,605	1,746,999
Fees waived and reimbursed by:
Investment Adviser (Note 2)	(160,665)	(542,866)	(168,449)	(99,467)
Administrator (Note 2)	(7,903)	—	—	—

Net Expenses	160,665	1,344,613	671,156	1,647,532

NET INVESTMENT INCOME	1,011,386	6,551,604	4,481,085	9,548,662

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on security transactions	46,002	(2,178,812)	46,550	(3,016,366)
Change in unrealized appreciation (depreciation) of investments during the period	451,773	4,285,217	(977,931)	7,066,501

Net realized and unrealized gain (loss) on investments	497,775	2,106,405	(931,381)	4,050,135

Net increase in net assets resulting from operations	$1,509,161	$8,658,009	$3,549,704	$13,598,797

See Notes to Financial Statements.

Intermediate- Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate- Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$7,179,802	$1,295,523	$2,567,584	$6,048,981	$2,141,528
36,166	10,365	25,690	35,408	17,467

7,215,968	1,305,888	2,593,274	6,084,389	2,158,995

629,012	154,499	331,970	455,364	187,207
271,245	46,636	100,207	229,089	94,182
449,295	71,843	165,985	379,468	156,005
—	—	—	—	—
12,373	9,556	9,876	11,234	9,461
8,987	4,307	5,444	15,631	4,850
11,989	13,169	8,548	58,524	8,512
6,522	1,098	2,416	5,953	2,379
45,009	22,244	24,330	40,908	26,332

1,434,432	323,352	648,776	1,196,171	488,928

(266,234)	(76,154)	(117,616)	(57,764)	(114,515)
—	—	—	—	—

1,168,198	247,198	531,160	1,138,407	374,413

6,047,770	1,058,690	2,062,114	4,945,982	1,784,582

(1,624,471)	(193,571)	(554,339)	(1,402,199)	(132,202)

5,807,249	1,283,978	2,299,682	3,703,038	659,621

4,182,778	1,090,407	1,745,343	2,300,839	527,419

$10,230,548	$2,149,097	$3,807,457	$7,246,821	$2,312,001

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	California Short-Intermediate Term Tax-Exempt Income Fund		Core Bond Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income	$1,011,386	$2,060,305	$6,551,604	$10,061,835
Net realized gain (loss) on security transactions	46,002	215,226	(2,178,812)	1,284,930
Change in unrealized appreciation (depreciation) of investments during the period	451,773	(1,292,978)	4,285,217	(7,274,735)

Net increase in net assets resulting from operations	1,509,161	982,553	8,658,009	4,072,030

Ditributions to shareholders:
From net investment income
Shares	(1,011,376)	(2,061,472)	(6,308,403)	(10,218,978)
Institutional Shares	—	—	(282,164)	(6,254)
Retirement Shares	—	—	(20)	(38)
From net realized gain on investments
Shares	—	—	—	(3,571,500)
Institutional Shares	—	—	—	(13)
Retirement Shares	—	—	—	(13)
From tax return of capital
Shares	—	—	—	—
Institutional Shares	—	—	—	—

Total distributions	(1,011,376)	(2,061,472)	(6,590,587)	(13,796,796)

Increase (decrease) in net assets from fund share transactions (Note 5)	(3,853,394)	4,484,991	249,785,918	80,807,705
Net increase (decrease) in net assets	(3,355,609)	3,406,072	251,853,340	71,082,939

NET ASSETS:
Beginning of period	66,355,163	62,949,091	283,015,925	211,932,986

End of period(1)	$62,999,554	$66,355,163	$534,869,265	$283,015,925

(1) Including undistributed (distributions in excess of) net investment income	$502	$492	$(36,576)	$2,407

See Notes to Financial Statements.

High Yield Fund		Intermediate-Term Bond Fund		Intermediate-Term Tax-Exempt Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$4,481,085	$11,285,812	$9,548,662	$16,340,106	$6,047,770	$10,941,942
46,550	(4,085,478)	(3,016,366)	(1,475,445)	(1,624,471)	730,630
(977,931)	(1,518,767)	7,066,501	(6,389,324)	5,807,249	(5,288,523)

3,549,704	5,681,567	13,598,797	8,475,337	10,230,548	6,384,049

(4,125,211)	(9,681,268)	(9,517,332)	(17,107,462)	(6,047,985)	(10,946,366)
(336,637)	(1,002,532)	—	—	—	—
—	—	—	—	—	—

—	—	—	(1,062,921)	—	(367,682)
—	—	—	—	—	—
—	—	—	—	—	—

—	(325,252)	—	—	—	—
—	(28,599)	—	—	—	—

(4,461,848)	(11,037,651)	(9,517,332)	(18,170,383)	(6,047,985)	(11,314,048)

(32,672,036)	(15,055,145)	9,670,896	36,375,391	10,641,709	8,085,957
(33,584,180)	(20,411,229)	13,752,361	26,680,345	14,824,272	3,155,958

149,035,839	169,447,068	437,072,706	410,392,361	352,695,756	349,539,798

$115,451,659	$149,035,839	$450,825,067	$437,072,706	$367,520,028	$352,695,756

$(672,256)	$(691,493)	$20,478	$(10,852)	$—	$215

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	Long-Term Tax-Exempt Fund		New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income	$1,058,690	$1,851,030	$2,062,114	$3,694,401
Net realized gain (loss) on security transactions	(193,571)	654,816	(554,339)	(524,525)
Change in unrealized appreciation (depreciation) of investments during the period	1,283,978	(820,799)	2,299,682	(227,681)

Net increase in net assets resulting from operations	2,149,097	1,685,047	3,807,457	2,942,195

Ditributions to shareholders:
From net investment income
Shares	(1,058,689)	(1,851,155)	(2,062,248)	(3,697,161)
From net realized gain on investments
Shares	—	—	—	(1,825,117)

Total distributions	(1,058,689)	(1,851,155)	(2,062,248)	(5,522,278)

Increase (decrease) in net assets from fund share transactions (Note 5)	2,199,876	(1,393,785)	3,617,215	(4,646,822)

Net increase (decrease) in net assets	3,290,284	(1,559,893)	5,362,424	(7,226,905)

NET ASSETS:
Beginning of period	61,257,244	62,817,137	131,026,001	138,252,906

End of period(1)	$64,547,528	$61,257,244	$136,388,425	$131,026,001

(1) Including undistributed (distributions in excess of) net investment income	$1,402	$1,401	$(13)	$121

See Notes to Financial Statements.

Short-Term Government Securities Fund		Short-Term Tax-Exempt Securities Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$4,945,982	$10,630,035	$1,784,582	$3,454,819
(1,402,199)	(2,723,414)	(132,202)	(2,252,492)
3,703,038	503,856	659,621	1,341,352

7,246,821	8,410,477	2,312,001	2,543,679

(5,866,071)	(13,063,721)	(1,784,572)	(3,460,145)

—	—	—	—

(5,866,071)	(13,063,721)	(1,784,572)	(3,460,145)

(61,484,838)	(58,697,749)	(15,020,471)	(104,932,090)

(60,104,088)	(63,350,993)	(14,493,042)	(105,848,556)

339,166,814	402,517,807	133,211,479	239,060,035

$279,062,726	$339,166,814	$118,718,437	$133,211,479

$(949,425)	$(29,336)	$10	$—

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income		Distributions From Net Realized Gain on Investments
CALIFORNIA SHORT-INTERMEDIATE TERM TAX-EXEMPT INCOME FUND — (10/01/96*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$7.16	$0.11	(2)	$0.05	(2)	$0.16	$(0.11)		—
Year Ended March 31,
2006	7.27	0.23	(2)	(0.11	)(2)	0.12	(0.23)		—
2005	7.49	0.23	(2)	(0.22	)(2)	0.01	(0.23)		—
2004	7.49	0.24		—		0.24	(0.24)		—
2003	7.27	0.25		0.22		0.47	(0.25)		— (5)
2002	7.30	0.26		(0.02)		0.24	(0.26)		$(0.01)
CORE BOND FUND — (01/09/86*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$8.84	$0.19	(2)	$0.11	(2)	$0.30	$(0.19)		—
Year Ended March 31,
2006	9.15	0.37	(2)	(0.18	)(2)	0.19	(0.38)		$(0.12)
2005	9.43	0.37	(2)	(0.23	)(2)	0.14	(0.37)		(0.05)
2004	9.43	0.38		0.14		0.52	(0.38)		(0.14)
2003	8.95	0.47		0.50		0.97	(0.48)		(0.01)
2002	9.11	0.49		(0.10)		0.39	(0.50)		(0.05)
HIGH YIELD FUND — (10/31/00*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$4.53	$0.16	(2)	$(0.04	)(2)	$0.12	$(0.15)		—
Year Ended March 31,
2006	4.67	0.31	(2)	(0.14	)(2)	0.17	(0.31	)(6)	—
2005	4.71	0.34	(2)	(0.08	)(2)	0.26	(0.30)		—
2004	3.99	0.35	(2)	0.71	(2)	1.06	(0.34	)(7)	—
2003	6.20	0.88	(2)	(1.54	)(2)	(0.66)	(1.55	)(8)	—
2002	7.26	1.08		(1.01)		0.07	(1.09)		$(0.04)
INTERMEDIATE-TERM BOND FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$7.01	$0.15	(2)	$0.07	(2)	$0.22	$(0.15)		—
Year Ended March 31,
2006	7.16	0.27	(2)	(0.12	)(2)	0.15	(0.28)		$(0.02)
2005	7.40	0.26	(2)	(0.22	)(2)	0.03	(0.26)		(0.01)
2004	7.39	0.26		0.11		0.37	(0.26)		(0.10)
2003	7.10	0.37		0.36		0.73	(0.40)		(0.04)
2002	7.18	0.39		(0.06)		0.33	(0.39)		(0.02)
INTERMEDIATE-TERM TAX-EXEMPT FUND — (12/03/85*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$9.29	$0.16	(2)	$0.10	(2)	$0.26	$(0.16)		—
Year Ended March 31,
2006	9.41	0.29	(2)	(0.11	)(2)	0.18	(0.29)		$(0.01)
2005	9.69	0.26	(2)	(0.24	)(2)	0.02	(0.26)		(0.04)
2004	9.88	0.26		0.15		0.41	(0.26)		(0.34)
2003	9.39	0.31		0.55		0.86	(0.31)		(0.06)
2002	9.57	0.35		(0.12)		0.23	(0.35)		(0.06)
*	Commencement of operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes, per share amounts are based on average shares outstanding.
(3)	Not annualized
(4)	Annualized
(5)	Amount represents less than $0.01 per share.
(6)	Includes a tax return of capital of $(0.01).
(7)	Includes a tax return of capital of $(0.08).
(8)	Includes a tax return of capital of $(0.51).

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.11)	$7.21	2.30	%(3)	$63,000	0.50	%(4)	1.02	%(4)	3.15	%(4)	7%

(0.23)	7.16	1.60%		66,355	0.50%		1.03%		3.11%		48%
(0.23)	7.27	0.20%		62,949	0.50%		1.05%		3.18%		10%
(0.24)	7.49	3.19%		66,894	0.50%		0.90%		3.14%		15%
(0.25)	7.49	6.59%		66,194	0.46%		0.50%		3.36%		9%
(0.27)	7.27	3.32%		58,230	0.50%		0.87%		3.55%		4%

$(0.19)	$8.95	3.47	%(3)	$294,034	0.90	%(4)	1.26	%(4)	4.34	%(4)	40%

(0.50)	8.84	2.00%		281,767	0.90%		1.30%		4.05%		95%
(0.42)	9.15	1.55%		211,932	0.90%		1.27%		3.99%		90%
(0.52)	9.43	5.74%		269,027	0.87%		1.11%		4.06%		84%
(0.49)	9.43	11.07%		293,182	0.84%		0.95%		5.10%		120%
(0.55)	8.95	4.34%		247,804	0.87%		1.04%		5.39%		129%

$(0.15)	$4.50	2.81	%(3)	$108,272	1.05	%(4)	1.31	%(4)	6.87	%(4)	21%

(0.31)	4.53	3.72%		136,991	1.05%		1.29%		6.84%		62%
(0.30)	4.67	5.54%		156,139	1.04%		1.30%		6.50%		70%
(0.34)	4.71	27.45%		151,476	1.05%		1.36%		7.79%		170%
(1.55)	3.99	(10.49)%		131,342	1.08%		1.35%		18.06%		153%
(1.13)	6.20	1.27%		172,890	1.03%		1.35%		17.56%		310%

$(0.15)	$7.08	3.21	%(3)	$450,825	0.75	%(4)	0.80	%(4)	4.35	%(4)	45%

(0.30)	7.01	2.06%		437,073	0.72%		0.81%		3.74%		75%
(0.27)	7.16	0.45%		410,392	0.60%		0.81%		3.53%		59%
(0.36)	7.40	5.25%		413,267	0.56%		0.69%		3.56%		85%
(0.44)	7.39	10.50%		404,627	0.53%		0.69%		4.56%		98%
(0.41)	7.10	4.60%		273,267	0.52%		0.69%		5.47%		117%

$(0.16)	$9.39	2.79	%(3)	$367,520	0.65	%(4)	0.80	%(4)	3.37	%(4)	23%

(0.30)	9.29	1.93%		352,696	0.65%		0.80%		3.09%		69%
(0.30)	9.41	0.20%		349,540	0.65%		0.81%		2.69%		0%
(0.60)	9.69	4.19%		387,624	0.56%		0.63%		2.60%		31%
(0.37)	9.88	9.31%		407,102	0.51%		0.59%		3.15%		48%
(0.41)	9.39	2.41%		370,018	0.52%		0.64%		3.67%		67%

See Notes to Financial Statements.

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
LONG-TERM TAX-EXEMPT FUND — (02/05/86*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$10.03	$0.17	(2)	$0.17	(2)	$0.34	$(0.17)	—
Year Ended March 31,
2006	10.07	0.31	(2)	(0.04	)(2)	0.27	(0.31)	—
2005	10.08	0.27	(2)	(0.01	)(2)	0.27	(0.28)	—
2004	9.95	0.26		0.13		0.39	(0.26)	—
2003	9.48	0.29		0.47		0.76	(0.29)	—
2002	9.62	0.36		(0.14)		0.22	(0.36)	—
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND — (05/31/90*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$8.55	$0.13	(2)	$0.11	(2)	$0.24	$(0.13)	—
Year Ended March 31,
2006	8.71	0.24	(2)	(0.04	)(2)	0.20	(0.24)	$(0.12)
2005	8.97	0.22	(2)	(0.17	)(2)	0.05	(0.22)	(0.09)
2004	9.12	0.22		0.14		0.36	(0.22)	(0.29)
2003	8.74	0.27		0.51		0.78	(0.27)	(0.13)
2002	8.83	0.31		(0.09)		0.22	(0.31)	—
SHORT-TERM GOVERNMENT SECURITIES FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$6.92	$0.11	(2)	$0.05	(2)	$0.16	$(0.13)	—
Year Ended March 31,
2006	7.00	0.20	(2)	(0.04	)(2)	0.16	(0.24)	—
2005	7.22	0.18	(2)	0.18	(2)	—	(0.22)	—
2004	7.31	0.16		(0.03)		0.13	(0.20)	$(0.02)
2003	7.11	0.26		0.25		0.51	(0.26)	(0.05)
2002	7.09	0.33		0.05		0.38	(0.34)	(0.02)
SHORT-TERM TAX-EXEMPT SECURITIES FUND — (12/31/92*)
Shares:
Six Months Ended September 30, 2006 (Unaudited)	$7.08	$0.10	(2)	$0.03	(2)	$0.13	$(0.10)	—
Year Ended March 31,
2006	7.13	0.14	(2)	(0.05	)(2)	0.09	(0.14)	—
2005	7.22	0.09	(2)	(0.09	)(2)	—	(0.09)	— (5)
2004	7.20	0.08		0.02		0.10	(0.08)	—
2003	7.17	0.12		0.03		0.15	(0.12)	—
2002	7.15	0.20		0.03		0.23	(0.20)	$(0.01)
*	Commencement of operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes, per share amounts are based on average shares outstanding.
(3)	Not annualized
(4)	Annualized
(5)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets (1)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$10.20	3.45	%(3)	$64,548	0.80	%(4)	1.05	%(4)	3.43	%(4)	63%

(0.31)	10.03	2.64%		61,257	0.80%		1.02%		3.01%		88%
(0.28)	10.07	2.68%		62,817	0.80%		1.05%		2.74%		87%
(0.26)	10.08	4.01%		72,783	0.73%		0.80%		2.64%		111%
(0.29)	9.95	8.12%		94,965	0.70%		0.77%		2.99%		51%
(0.36)	9.48	2.29%		115,178	0.72%		0.82%		3.66%		35%

$(0.13)	$8.66	2.87	%(3)	$136,388	0.80	%(4)	0.98	%(4)	3.11	%(4)	36%

(0.36)	8.55	2.25%		131,026	0.80%		0.98%		2.71%		83%
(0.31)	8.71	0.52%		138,253	0.80%		0.98%		2.46%		15%
(0.51)	8.97	4.06%		178,107	0.68%		0.73%		2.41%		42%
(0.40)	9.12	8.96%		187,400	0.67%		0.72%		2.96%		43%
(0.31)	8.74	2.54%		178,608	0.67%		0.72%		3.53%		45%

$(0.13)	$6.95	2.40	%(3)	$279,063	0.75	%(4)	0.79	%(4)	3.26	%(4)	61%

(0.24)	6.92	2.36%		339,167	0.65%		0.77%		2.83%		118%
(0.22)	7.00	0.01%		402,518	0.60%		0.79%		2.57%		106%
(0.22)	7.22	1.90%		469,218	0.53%		0.67%		2.26%		231%
(0.31)	7.31	7.27%		499,519	0.49%		0.64%		3.22%		170%
(0.36)	7.11	5.35%		193,780	0.51%		0.61%		4.33%		75%

$(0.10)	$7.11	1.87	%(3)	$118,718	0.60	%(4)	0.78	%(4)	2.86	%(4)	11%

(0.14)	7.08	1.33%		133,211	0.60%		0.77%		1.97%		111%
(0.09)	7.13	(0.01)%		239,060	0.60%		0.76%		1.21%		10%
(0.08)	7.22	1.40%		360,604	0.47%		0.59%		1.12%		99%
(0.12)	7.20	2.04%		291,282	0.46%		0.58%		1.57%		31%
(0.21)	7.17	3.20%		165,690	0.48%		0.55%		2.60%		111%

See Notes to Financial Statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) was incorporated under the laws of the State of Maryland on August 8, 1984. Excelsior Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended diversified management investment companies with the exception of California Short-Intermediate Term Tax-Exempt Income Fund (formerly California Tax-Exempt Income Fund), New York Intermediate-Term Tax-Exempt Fund, New York Tax-Exempt Money Fund, Energy and Natural Resources Fund and Real Estate Fund, each of which are non-diversified.

Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust currently offer shares in fifteen, seven and five managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Core Bond Fund, Intermediate-Term Bond Fund and Short-Term Government Securities Fund, portfolios of Excelsior Fund, California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund, portfolios of Excelsior Tax-Exempt Fund, and High Yield Fund, a portfolio of the Trust (each a “Fund”, collectively, the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Bond Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Short-Term Government Securities Fund and Short-Term Tax-Exempt Securities Fund offer one class of shares: Shares. The Core Bond Fund offers three classes of shares: Shares, Institutional Shares and Retirement Shares. The High Yield Fund offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional shares and Retirement Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are presented separately.

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Income Fund and Total Return Bond Fund were transferred to the Institutional Shares of the Core Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 27, 2006. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization			After Reorganization
	Income Fund	Total Return Bond Fund	Core Bond Fund	Core Bond Fund
Shares:
Shares	—	—	32,810,661	32,810,661
Institutional Shares	13,965,104	18,165,949	1,824,521	26,973,187
Retirement Shares	—	—	117	117
Net Assets:
Shares	$—	$—	$294,116,361	$294,116,361
Institutional Shares	$96,434,781	$129,070,075	$16,360,288	$241,865,144
Retirement Shares	$—	$—	$1,046	$1,046
Net Asset Value:
Shares	$—	$—	$8.96	$8.96
Institutional Shares	$6.91	$7.11	$8.97	$8.97
Retirement Shares	$—	$—	$8.97	$8.97
Net unrealized appreciation/(depreciation)	$(248,669)	$617,540	$740,329	$1,109,200

(a) Portfolio valuation:

Investments in securities that are traded on recognized domestic and foreign stock exchanges are valued at the last sale price on the exchange on which such securities are primarily traded or at the last quoted sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter sale prices. Equity securities that are traded on the NASDAQ National Market System for which quotations are readily available are valued at the official closing price. Securities for which there were no transactions are valued at the last quoted sales price for the most recent day such prices were available. Securities for which market quotations are not readily available are valued in good faith at fair value pursuant to procedures adopted by the Board of Directors with regard to Excelsior Fund and the Board of Trustees with regard to the Trust.

Short-term debt instruments that mature in 60 days or less are valued at amortized cost, which approximates market value. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents value debt securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(b) Concentration of risks:

The High Yield Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could adversely affect the market value of the security.

At September 30, 2006, approximately, 99% of the net assets of the California Short-Intermediate Term Tax-Exempt Income Fund is invested in California municipal securities and 96% of the net assets of the New York Intermediate-Term Tax-Exempt Fund is invested in New York municipal securities. Economic changes affecting the states and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

(c) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed of the dividend.

(d) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(e) TBA purchase commitments:

Certain Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve risk of loss if the value of the security to be purchased declines prior to settlement date. The Funds must maintain liquid securities having a value not less than the purchase price (including accrued interest) for such purchase commitments. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

(f) Mortgage dollar rolls:

Certain Funds may enter into mortgage dollar rolls (principally in securities referred to as TBA, (see note 1(e)) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation in consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less that the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to repurchase may decline below the agreed upon repurchase price of those securities.

(g) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date.

(h) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

(i) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Tax Positions — An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the funds, if any, of adopting FIN 48.

2.	Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

On March 31, 2006, United States Trust Company of New York converted to a national charter and changed its name to United States Trust Company, National Association (“USTC-NA”) and merged with U.S. Trust Company, N.A., with USTC-NA as the surviving entity. As of March 31, 2006, the Funds are advised by U.S. Trust New York Asset Management Division (“NYAMD”), a separate identifiable division of USTC-NA, or UST Advisers, Inc. (together with NYAMD, the “Advisers”), a wholly-owned subsidiary of USTC-NA. USTC-NA is a wholly-owned subsidiary of US Trust Corporation, a registered bank holding company, which, in turn, is a wholly-owned subsidiary of The Charles Schwab Corporation. For the services provided pursuant to the Investment Advisory Agreements, each Adviser receives a fee, computed daily and paid monthly, as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	0.50%
Core Bond Fund	0.65%*
High Yield Fund	0.80%
Intermediate-Term Bond Fund	0.35%
Intermediate-Term Tax-Exempt Fund	0.35%
Long-Term Tax-Exempt Fund	0.50%
New York Intermediate-Term Tax-Exempt Fund	0.50%
Short-Term Government Securities Fund	0.30%
Short-Term Tax-Exempt Securities Fund	0.30%

*	On September 28, 2006 the Core Bond Fund changed its Investment Advisory fee to 0.65% from 0.75%.

UST Advisers, Inc. and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the six months ended September 30, 2006, administration fees charged to the Funds were as follows:

	Administration Fees	Waiver Administration Fees	Net Administration Fees
California Short-Intermediate Term Tax-Exempt Income Fund	$48,498	$(7,903)	$40,595
Core Bond Fund	228,037	—	228,037
High Yield Fund	98,184	—	98,184
Intermediate-Term Bond Fund	331,544	—	331,544
Intermediate-Term Tax-Exempt Fund	271,245	—	271,245
Long-Term Tax-Exempt Fund	46,636	—	46,636
New York Intermediate-Term Tax-Exempt Fund	100,207	—	100,207
Short-Term Government Securities Fund	229,089	—	229,089
Short-Term Tax-Exempt Securities Fund	94,182	—	94,182

From time to time, in its sole discretion, U.S. Trust may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2006, the Advisers have contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

California Short-Intermediate Term Tax-Exempt Income Fund — Shares	0.50%
Core Bond Fund — Shares	0.90%
High Yield Fund — Shares	1.05%
Intermediate-Term Bond Fund — Shares	0.75%
Intermediate-Term Tax-Exempt Fund — Shares	0.65%
Long-Term Tax-Exempt Fund — Shares	0.80%
New York Intermediate-Term Tax-Exempt Fund — Shares	0.80%
Short-Term Government Securities Fund — Shares	0.75%
Short-Term Tax-Exempt Securities Fund — Shares	0.60%
Core Bond Fund — Institutional Shares	0.65%
High Yield Fund — Institutional Shares	0.80%
Core Bond Fund — Retirement Shares	1.40%

For the six months ended September 30, 2006, pursuant to the above, investment advisory fees waived by the Advisers were as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	$(160,665)
Core Bond Fund	(542,866)
High Yield Fund	(168,449)
Intermediate-Term Bond Fund	(99,467)
Intermediate-Term Tax-Exempt Fund	(266,234)
Long-Term Tax-Exempt Fund	(76,154)
New York Intermediate-Term Tax-Exempt Fund	(117,616)
Short-Term Government Securities Fund	(57,764)
Short-Term Tax-Exempt Securities Fund	(114,515)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and UST Advisers, Inc. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers. The Advisers, out of their own resources, may additionally compensate certain organizations for providing these and other services.

For the six months ended September 30, 2006, shareholder servicing fees paid to CS & Co. and UST Advisers, Inc. were as follows:

California Short-Intermediate Term Tax-Exempt Income Fund	$79,268
Core Bond Fund	255,618
High Yield Fund	156,488
Intermediate-Term Bond Fund	552,471
Intermediate-Term Tax-Exempt Fund	444,896
Long-Term Tax-Exempt Fund	70,328
New York Intermediate-Term Tax-Exempt Fund	161,187
Short-Term Government Securities Fund	338,474
Short-Term Tax-Exempt Securities Fund	156,186

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Certain Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which they may compensate the Distributor monthly for its services that are intended to result in the sale of Fund Shares (in the case of High Yield Fund) or Retirement Shares (in the case of Core Bond Fund), in an amount not to exceed the annual rate of 0.25% or 0.50%, respectively, of the average daily net asset value of such Fund’s Shares or Retirement Shares. For the six months ended September 30, 2006, fees charged for Retirement Shares of Core Bond Fund were $2.

Each Independent Director/Trustee of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Advisers. The Chairman of the Board receives an additional $30,000 and the Chairman of the Audit Committee receives an additional $15,000 for serving in those capacities. In addition, Directors and Trustees are reimbursed by Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.	Purchases, Sales and Maturities of Securities:

For the six months ended September 30, 2006, purchases, sales and maturities of securities, excluding short-term investments, for the Funds aggregated:

	Purchases	Sales and Maturities
California Short-Intermediate Term Tax-Exempt Income Fund	$4,383,090	$4,585,471
Core Bond Fund
U.S. Government	120,639,382	77,322,678
Other	27,767,274	35,575,799
High Yield Fund	26,283,750	54,768,618
Intermediate-Term Bond Fund
U.S. Government	167,568,018	122,407,280
Other	39,242,312	60,170,805
Intermediate-Term Tax-Exempt Fund	103,521,184	78,111,284
Long-Term Tax-Exempt Fund	44,106,670	35,166,788
New York Intermediate-Term Tax-Exempt Fund	58,834,576	43,559,460
Short-Term Government Securities Fund
U.S. Government	182,978,481	222,037,701
Other	374,085	20,646,734
Short-Term Tax-Exempt Securities Fund	30,245,479	10,895,492

4.	Federal Taxes:

It is the policy of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Net realized gains of the Funds derived in certain countries are subject to certain foreign taxation.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2006, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates.

	Expires					Total
	2010	2011	2012	2013	2014
High Yield Fund	$2,181,571	$17,456,849	$40,103,941	$1,461,417	$6,017,018	$67,220,796
Intermediate-Term Bond Fund	—	—	—	—	481,322	481,322
New York Intermediate-Term Tax-Exempt Fund	—	—	—	—	165,776	165,776
Short-Term Government Securities Fund	—	—	1,481,228	4,260,524	4,970,323	10,712,075
Short-Term Tax-Exempt Securities Fund	—	—	—	287,228	518,076	805,304

At September 30, 2006, aggregate gross unrealized appreciation for all securities and call options written for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

	Federal Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
California Short-Intermediate Term Tax-Exempt Income Fund	$62,147,464	$302,645	$(202,642)	$100,003
Core Bond Fund	547,660,282	4,582,536	(4,671,705)	(89,169)
High Yield Fund	113,092,283	5,598,248	(5,421,836)	176,412
Intermediate-Term Bond Fund	451,017,404	2,798,921	(3,990,636)	(1,191,715)
Intermediate-Term Tax-Exempt Fund	357,174,451	6,666,193	(66,912)	6,599,281
Long-Term Tax-Exempt Fund	64,648,928	1,360,157	(34,555)	1,325,602
New York Intermediate-Term Tax-Exempt Fund	136,105,262	1,826,647	(63,586)	1,763,061
Short-Term Government Securities Fund	291,445,501	677,665	(2,261,422)	(1,583,757)
Short-Term Tax-Exempt Securities Fund	120,509,691	215,935	(219,938)	(4,003)

5.	Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 750 million shares of the Core Bond Fund; 1.5 billion shares of the Intermediate-Term Bond Fund; and 1 billion shares of the Short-Term Government Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund’s Board of Directors.

Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares each of California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Tax-Exempt Fund’s Board of Directors.

The Trust has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust’s Board of Trustees.

Capital Share Transactions

	California Short-Intermediate Term Tax-Exempt Income Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	1,207,660	$8,634,506	3,993,301	$28,933,240
Issued as reinvestment of dividends	44,034	315,157	87,807	635,525
Redeemed	(1,788,450)	(12,803,057)	(3,467,123)	(25,083,774)

Net Increase (Decrease)	(536,756)	$(3,853,394)	613,985	$4,484,991

	Core Bond Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	4,876,959	$42,947,228	13,774,392	$125,488,152
Institutional Shares	1,683,772	15,825,756	141,024	1,262,505
Retirement Shares	—	—	—	—
Issued in connection with merger (a)	25,148,666	225,873,727	—	—
Issued as reinvestment of dividends:
Shares	338,016	2,981,302	681,642	6,160,386
Institutional Shares	3,306	29,339	189	1,685
Retirement Shares	2	20	5	50
Redeemed:
Shares	(4,219,881)	(37,300,508)	(5,733,515)	(52,104,922)
Institutional Shares	(63,800)	(570,946)	—	—
Retirement Shares	—	—	(16)	(151)

Net Increase (Decrease)	27,767,040	$249,785,918	8,863,721	$80,807,705

(a)	Effective at the close of business on September 27, 2006, the Core Bond Fund (Institutional Shares Class) acquired all of the net assets of the Income Fund and Total Return Bond Fund.

	High Yield Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold:
Shares	1,892,801	$8,522,453	13,700,176	$62,544,844
Institutional Shares	144,156	646,496	853,862	3,892,678
Issued as reinvestment of dividends:
Shares	111,177	500,356	304,113	1,384,476
Institutional Shares	21,264	95,815	107,579	488,209
Redeemed:
Shares	(8,212,208)	(36,911,911)	(17,199,458)	(78,172,561)
Institutional Shares	(1,231,741)	(5,525,245)	(1,152,309)	(5,192,791)

Net Increase (Decrease)	(7,274,551)	$(32,672,036)	(3,386,037)	$(15,055,145)

	Intermediate-Term Bond Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	8,278,420	$57,952,257	22,398,525	$160,313,146
Issued as reinvestment of dividends	156,320	1,094,911	315,931	2,254,952
Redeemed	(7,068,417)	(49,376,272)	(17,689,147)	(126,192,707)

Net Increase (Decrease)	1,366,323	$9,670,896	5,025,309	$36,375,391

	Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	5,292,124	$49,024,351	11,552,408	$108,911,261
Issued as reinvestment of dividends	59,548	552,817	109,248	1,029,354
Redeemed	(4,201,659)	(38,935,459)	(10,822,740)	(101,854,658)

Net Increase (Decrease)	1,150,013	$10,641,709	838,916	$8,085,957

	Long-Term Tax-Exempt Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	501,608	$5,012,016	706,825	$7,162,254
Issued as reinvestment of dividends	20,386	204,816	35,734	362,312
Redeemed	(301,172)	(3,016,956)	(878,007)	(8,918,351)

Net Increase (Decrease)	220,822	$2,199,876	(135,448)	$(1,393,785)

	New York Intermediate-Term Tax-Exempt Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	1,841,909	$15,722,272	4,652,138	$40,444,981
Issued as reinvestment of dividends	32,225	275,548	78,342	678,293
Redeemed	(1,449,856)	(12,380,605)	(5,273,634)	(45,770,096)

Net Increase (Decrease)	424,278	$3,617,215	(543,154)	$(4,646,822)

	Short-Term Government Securities Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	2,734,978	$18,908,187	14,063,143	$98,248,597
Issued as reinvestment of dividends	204,247	1,413,507	448,563	3,127,286
Redeemed	(11,832,432)	(81,806,532)	(22,948,344)	(160,073,632)

Net Increase (Decrease)	(8,893,207)	$(61,484,838)	(8,436,638)	$(58,697,749)

	Short-Term Tax-Exempt Securities Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amount	Shares	Amount
Sold	1,209,309	$8,554,617	4,626,627	$32,965,430
Issued as reinvestment of dividends	22,442	158,923	27,420	195,121
Redeemed	(3,353,301)	(23,734,011)	(19,386,165)	(138,092,641)

Net Increase (Decrease)	(2,121,550)	$(15,020,471)	(14,732,118)	$(104,932,090)

6.	Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	Legal Proceedings:

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds and together referred to herein as “U.S. Trust”) and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and U.S. Trust was contacted by the Securities and Exchange Commission (the “SEC”), in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). U.S. Trust and the Companies have provided full cooperation with respect to these Investigations. As disclosed previously, these investigations focused on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and U.S. Trust has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

U.S. Trust, certain of its affiliates, the Companies and others have also been named in four class action lawsuits and two derivative actions which allege that U.S. Trust, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by U.S. Trust. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the fund shareholders class action and the derivative lawsuits. Several affiliates of U.S. Trust and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information. U.S. Trust believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect U.S. Trust’s ability to provide investment management services to the Companies.

8.	Subsequent Events:

On shares purchased on or after October 16, 2006 a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares of the High Yield Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund.

PROXY VOTING RESULTS (Unaudited)

Shareholders of the funds covered in this report approved all proposals described in the most recent Excelsior Funds’ proxy solicitation. A special meeting of the shareholders of each Company was held on June 28, 2006. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below.

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Rodman L. Drake
Affirmative	1,532,964,121.805	1,740,717,964.670	95,050,424.716
Withhold	13,832,723.446	17,787,583.132	202,332.169

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Morrill Melton (“Mel”) Hall, Jr.
Affirmative	1,533,240,350.898	1,740,761,567.876	95,050,872.151
Withhold	13,556,494.353	17,743,979.926	201,884.734

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Roger M. Lynch
Affirmative	1,533,251,224.898	1,739,986,305.427	95,041,026.623
Withhold	13,545,620.353	18,519,242.375	211,730.262

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Jonathan Piel
Affirmative	1,532,152,688.455	1,740,751,593.666	95,049,674.684
Withhold	14,644,156.796	17,753,954.136	203,082.201

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

John D. Collins
Affirmative	1,533,226,642.455	1,740,306,918.296	95,039,201.847
Withhold	13,570,202.796	18,198,629.506	213,555.038

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Mariann Byerwalter
Affirmative	1,536,465,302.197	1,740,433,206.527	95,030,753.624
Withhold	10,331,543.054	18,072,341.275	222,003.261

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

William A. Hasler
Affirmative	1,536,244,377.085	1,740,536,576.011	94,998,826.965
Withhold	10,552,468.166	17,968,971.791	253,929.920

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Nils H. Hakansson
Affirmative	1,536,744,946.455	1,741,217,017.788	95,036,768.152
Withhold	10,051,898.796	17,288,530.014	215,988.733

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

James L. Bailey
Affirmative	1,536,575,209.898	1,740,391,054.231	95,043,383.542
Withhold	10,221,635.353	18,114,493.571	209,373.343

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Randall W. Merk
Affirmative	1,536,585,670.736	1,741,118,296.519	95,042,996.014
Withhold	10,211,174.515	17,387,251.283	209,760.871

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

APPROVALS OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the Directors/Trustees (the “Directors”) or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Directors who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Directors/Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements as amended through the date thereof (the “Advisory Agreements”) by and between Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (each a “Company,” and, collectively, the “Companies”), on behalf of each of their respective series (each a “Fund,” and, collectively, the “Funds”), with, on the one hand, U.S. Trust New York Asset Management Division, the separately identifiable division of United States Trust Company, National Association and, on the other hand, UST Advisers, Inc. (together, the “Advisers”).

In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Board also receives a memorandum from counsel regarding the responsibilities of a fund’s board for the approval of investment advisory agreements. In addition, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of the Advisers, as appropriate.

As part of the renewal process and ongoing oversight of the advisory relationships, Independent Directors’ legal counsel sent an information request letter to the Advisers seeking certain relevant information. The responses by the Advisers were provided to the Directors for their review prior to their meeting, and the Directors were provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Directors, considered information specifically relating to its consideration of the continuation of the Advisory Agreements at meetings held on June 16, 2006 and September 29, 2006. At the June 16, 2006 meeting, the Board approved the continuation of the Advisory Agreements for a period of 90 days commencing July 31, 2006 and an amendment (“Amendment”) to the Advisory Agreement for the Core Bond Fund which would decrease the level of the advisory fee paid by the Fund, upon completion of the reorganization of the Core Bond, Total Return, and Income Funds. At the September 29, 2006 meeting, the Board, including a majority of the Independent Directors, approved the renewal of the Advisory Agreements for an additional one-year period and ratified the Amendment. The Board’s approval of the continuation of the Advisory Agreements (including the Amendment) at the June 16, 2006 and September 29, 2006 meetings was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Advisory Agreements, including the resources of the Advisers and their affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of the Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Advisers and their affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Advisory Agreements reflect those economies of scale for the benefit of the Funds’ investors.

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds. In this regard, the Board evaluated, among other things, the Advisers’ personnel, experience, performance history of various products, and compliance program. The Board considered that UST Advisers, Inc., pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS Fund Services Limited Partnership, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Board considered representations from the Advisers that the Advisers had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds supported renewal of the Advisory Agreements.

Fund Performance.    The Board considered fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Adviser’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and the Adviser’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by an Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the relevant Adviser has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Directors noted that with respect to certain of the Funds, the Advisers had contractually committed to waive a portion of their fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors reviewed the fees charged by the Advisers to provide advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Advisers to provide advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Advisory Agreements.

Profitability.    With regard to profitability, the Board considered the compensation flowing to the Advisers and their affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses, together with certain commentary thereon from internal audit. The Board also considered any other benefits derived by the Advisers from their relationship with the Funds, such as whether, by virtue of their management of the Funds, the Advisers obtain investment information or other research resources that aid them in providing advisory services to other clients. With respect to the Advisers and their affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisers is reasonable and supported renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Advisers. In this regard, and consistent with their consideration of fund expenses, the Board considered that the Advisers have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Advisers to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling. Based on the Directors’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors have considered to be relevant in the exercise of their reasonable judgment.

DIRECTORS/TRUSTEES AND OFFICERS

The tables below provide information pertaining to the Directors/Trustees and Officers of the Companies. The mailing address for each Director/Trustee, except for Mr. Bailey, is Excelsior Funds, 101 Montgomery Street, San Francisco, CA 94104. The mailing address for Mr. Bailey is 114 West 47th Street, New York, NY 10036.

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INDEPENDENT DIRECTORS/TRUSTEES
Rodman L. Drake Year of Birth: 1943	Director/Trustee; Chairman, Full Board	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Co-Founder of Baringo Capital LLC (since 2002); President, Continuation Investments Group, Inc. (1997 to 2001).	39(3)

BOARD 1 — Director and Chairman, Hyperion Total Return Fund, Inc. and Hyperion Strategic Mortgage Fund Inc. (since 1991).

BOARD 2 — Director, Jackson Hewitt Tax Service Inc. (since June 2004).

BOARD 3 — Director, Student Loan Corporation (since May 2005).

BOARD 4 — Celgene Corporation (since April 2006).

Morrill Melton Hall, Jr. Year of Birth: 1944	Director/Trustee; Chairman, Investment Oversight Committee	Director/Trustee of each Company since 2000	Chairman (since 1984) and Chief Executive Officer (since 1991), Comprehensive Health Services, Inc. (health care management and administration).	39(3)	None

Jonathan Piel Year of Birth: 1938	Director/Trustee	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Cable television producer and website designer; Editor, Scientific American (1984-1986), and Vice President, Scientific American Inc., (1986-1994); Director, National Institute of Social Sciences; Member Advisory Board, The Stone Age Institute, Bloomington, Indiana.	39(3)	None

John D. Collins Year of Birth: 1938	Director/Trustee; Chairman, Audit and Compliance Committee	Director/Trustee of each Company since 2005	Retired. Consultant, KPMG, LLP (July 1999 to June 2000); Partner, KPMG, LLP (March 1962 to June 1999).	39(3)	BOARD 1 — Director, Mrs. Fields Famous Brands LLC (consumer products) (since December 2004).

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
Mariann Byerwalter Year of Birth: 1960	Director/Trustee; Chairman, Marketing, Distribution and Shareholder Services Committee	Director/Trustee of each Company since 2006	Chairman of JDN Corporate Advisory LLC (1996 to 2001); Vice President for Business Affairs and Chief Financial Officer of Stanford University (1996-2001); Special Adviser to the President of Stanford University (2001).	96(4)	BOARD 1 — Director, Redwood Trust, Inc. (mortgage finance). BOARD 2 — Director, PMI Group, Inc. (mortgage insurance).

Nils H. Hakansson Year of Birth: 1937	Director/Trustee	Director/Trustee of each Company since 2006	Retired. Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business University of California, Berkeley (since 2003); Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	39(3)	None
William A. Hasler Year of Birth: 1941	Director/Trustee; Chairman, Governance Committee	Director/Trustee of each Company since 2006	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley; until February 2004, Co-Chief Executive Officer, Aphton Corporation (bio-pharmaceuticals).	96(4)

BOARD 1 — Director, Aphton Corporation) bio- pharmaceuticals).

BOARD 2 — Director, Mission West Properties (commercial real estate). BOARD 3 — Director, TOUSA (home building). BOARD 4 — Director, Stratex Networks (a network equipment corporation).

BOARD 5 — Director, Genitope Corp. (bio-pharmaceuticals).

BOARD 6 — Director, Solectron Corporation where he is also Non-Executive Chairman (manufacturing).

BOARD 7 — Director, Ditech Communications Corporation (voice communications technology).

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INTERESTED DIRECTORS/TRUSTEES
James L. Bailey(5) Year of Birth: 1945	Director/Trustee	Director/Trustee of each Company since 2004	Chief Operating Officer of U.S. Trust Corporation (since December 2004) and Executive Vice President of U.S. Trust Corporation and United States Trust Company of New York (since 2003); President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (2003 to July 2004); Consultant in the financial services industry (August 2000 to January 2003); Executive Vice President of Citicorp (1992 to August 2000).	39(3)	None

Randall W. Merk(6) Year of Birth: 1954	Director/Trustee	Director/Trustee of each Company since 2006	Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President, Schwab Financial Product, Charles Schwab & Co., Inc. (2002-present); Director, Charles Schwab Asset Management (Ireland) Limited; Charles Schwab Worldwide Funds PLC; Director, Charles Schwab Bank N.A. (since 2006). Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.; Until June 2001, Chief Investment Officer — Fixed Income, American Century Companies, Inc.	96(4)	None

Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Evelyn Dilsaver 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1955	President	Since February 2006	President and Chief Executive Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Director, Executive Vice President and, currently, President, Charles Schwab Investment Management, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services Enterprise, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation. President, UST Advisers, Inc.’s Mutual Fund Division since March 2006.

Leo Grohowski 114 West 47th Street New York, NY 10036 Year of Birth: 1958	Vice President	Since February 2006	Executive Vice President and Chief Investment Officer, U.S. Trust (October 2005 to present); Chief Investment Officer, Deutsche Asset Management Americas and Scudder Investments (2002-2005); and Chief Investment Officer, Deutsche Bank Private Banking (1999-2002).

Mary Martinez 114 West 47th Street New York, NY 10036 Year of Birth: 1960	Vice President	Since February 2006	Managing Director of United States Trust Company, National Association (since 2003) and Chief Operating Officer of Asset Management (since December 2005) and Chief Executive Officer of National Private Banking (October 2004 to December 2005); Managing Director and Director of Relationship Management Service, Marketing, Information and Technology at Bessemer Trust (1998 to 2003).

Catherine MacGregor 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Vice President	Since September 2006

Vice President, Charles Schwab & Co., Inc.

and Charles Schwab Investment Management, Inc. (since July 2005); Chief Counsel, Laudus Variable Insurance Trust and Laudus Trust (since September 2006); Vice President, Laudus Variable Insurance Trust and Laudus Trust (since December 2005); Senior Associate, Paul Hastings Janofsky & Walker LLP (1999 to July 2005).

Joseph Trainor, CFA 114 West 47th Street New York, NY 10036 Year of Birth: 1961	Vice President	Since February 2004	Managing Director of United States Trust Company, National Association (since 2003) and President, U.S. Trust Institutional; President of MFS Institutional Advisors (1998 to 2002).

George Pereira 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Treasurer/Chief Financial and Chief Accounting Officer	Since December 2005	Chief Financial Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited; Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc. (December 1999 to November 2004); Chief Financial Officer, UST Advisers, Inc.’s Mutual Fund Division (since March 2006).

Randall Fillmore 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1960	Chief Compliance Officer	Since June 2006	Senior Vice President, Institutional Compliance and Chief Compliance Officer, Charles Schwab Investment Management, Inc. Chief Compliance Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust; Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. (2002-2003); Vice President, Internal Audit, Charles Schwab and Co., Inc. (2000-2002).

Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
Wyndham Clark 225 High Ridge Road Stamford, CT 06905 Year of Birth: 1958	Anti-Money Laundering Officer	Since May 2004	Vice President and AML Officer, UST Advisers, Inc. (since 2003); Vice President and Deputy Director Risk Management, IBJ Whitehall (banking) (2001 to 2002); Vice President and Chief Risk Officer, EMAC, LLC (commercial lender, asset backed security issuer) (1999 to 2001).

Koji E. Felton 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1961	Secretary and Chief Legal Officer	Since June 2006	Secretary and Chief Legal Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

(1)	Each Director/Trustee serves in the same capacity as described above for each registered investment company included in the Excelsior Funds complex (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) (together, the “Excelsior Funds Complex”) and the Laudus Funds complex (Laudus Trust and Laudus Variable Insurance Trust) (together, the “Laudus Funds Complex”). Each officer serves in the same capacity as described above for each registered investment company included in the Excelsior Funds Complex.
(2)	Each Director/Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Excelsior Funds retirement policy requires that Independent Directors/Trustees retire no later than December 31st of the year during which he or she reaches 72 years of age. The officers of each Company hold office for a one-year term and until their respective successors are chosen and qualified, or, in each case, until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Company’s by-laws.
(3)	This number includes all registered investment companies included in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is part of the Schwab Mutual Fund Complex (as defined below). As of September 30, 2006, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of 39 funds. As of September 30, 2006, the Excelsior Funds Complex consisted of 27 funds.
(4)	This number includes all registered investment companies included in the Schwab Mutual Fund complex (Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, Laudus Trust, Laudus Variable Insurance Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust) (together, the “Schwab Mutual Fund Complex”). As of September 30, 2006, the Schwab Mutual Fund Complex consisted of 96 funds.
(5)	Mr. Bailey is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(6)	Mr. Merk is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(7)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act that are not part of the Schwab Mutual Fund Complex.

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/2006	Ending Account Value 09/30/2006	Annualized Expense Ratios*	Expenses Paid During Period**
Actual Fund Return
California Short-Intermediate Term Tax-Exempt Income Fund — Shares	$1,000.00	$1,023.00	0.50%	$2.54
Core Bond Fund — Shares	1,000.00	1,034.70	0.90	4.59
High Yield Fund — Shares	1,000.00	1,028.10	1.05	5.34
Intermediate-Term Bond Fund — Shares	1,000.00	1,032.10	0.75	3.82
Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,027.90	0.65	3.30
Long-Term Tax-Exempt Fund — Shares	1,000.00	1,034.50	0.80	4.08
New York Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,028.70	0.80	4.07
Short-Term Government Securities Fund — Shares	1,000.00	1,024.00	0.75	3.81
Short-Term Tax-Exempt Securities Fund — Shares	1,000.00	1,018.70	0.60	3.04

Hypothetical 5% Return
California Short-Intermediate Term Tax-Exempt Income Fund — Shares	1,000.00	1,022.56	0.50	2.54
Core Bond Fund — Shares	1,000.00	1,020.56	0.90	4.56
High Yield Fund — Shares	1,000.00	1,019.80	1.05	5.32
Intermediate-Term Bond Fund — Shares	1,000.00	1,021.31	0.75	3.80
Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,021.81	0.65	3.29
Long-Term Tax-Exempt Fund — Shares	1,000.00	1,021.06	0.80	4.05
New York Intermediate-Term Tax-Exempt Fund — Shares	1,000.00	1,021.06	0.80	4.05
Short-Term Government Securities Fund — Shares	1,000.00	1,021.31	0.75	3.80
Short-Term Tax-Exempt Securities Fund — Shares	1,000.00	1,022.06	0.60	3.04

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

SA-FIXEDINC-0906

MONEY MARKET

FUNDS

SEMI-ANNUAL REPORT

September 30, 2006

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call (800) 446-1012, from overseas, call (617) 483-7297.

•	Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

A description of the policies and procedures that Excelsior Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 446-1012, or (ii) by accessing the Excelsior Funds’ internet address and (iii) on the Commission’s website at http://www.sec.gov.

Excelsior Funds file their June 30 and December 31 schedule of portfolio holdings with the Securities and Exchange Commission, on Form N-Q, within sixty days after the applicable reporting period. Excelsior Funds Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A schedule of each Fund’s portfolio holdings, as of the end of the prior month, is also available on the Funds’ website at www.excelsiorfunds.com. This schedule is updated monthly, typically by the 15th calendar day, after the end of each month. The Funds may terminate or modify this policy at anytime.

You should consider the Funds’ investment objectives, risks and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by BISYS Fund Services Limited Partnership.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

Excelsior Funds

P.O. Box 8529

Boston, MA 02266-8529

Notice About Duplicate Mailings

The Excelsior Funds have adopted a policy that allows the Funds to send only one copy of a Fund’s prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call (800) 542-1061 or contact your financial intermediary.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

LETTER TO SHAREHOLDERS

September 30, 2006

Dear Valued Excelsior Fund Shareholder,

I am pleased to bring you the Excelsior Money Market Funds Semi-Annual Report for the six-month period ended September 30, 2006. The funds in this report cover a variety of taxable and tax-free investment strategies and are designed to provide current income as is consistent with liquidity and stability of principal.

In my previous message to you, I noted that certain changes to the administrative and non-advisory services provided to the Excelsior Funds had occurred. As a result of those changes, the Excelsior Funds and the Laudus Funds, an affiliated fund family, now share certain complex-wide administrative, compliance, marketing and other functions. I am pleased to report that the funds’ shareholders approved the board of directors’ recommendation to elect members to jointly oversee the two fund families. You will find the proxy voting results later in this report.

Given these changes, I want to assure you that the most important aspects of the Excelsior Funds, namely the fund management and investment process provided by U.S. Trust, as advisor to the Funds, will remain the same

In closing, we at Excelsior Funds are committed to helping you reach your long-term investment goals. Thank you for investing with us.

Sincerely,

Evelyn Dilsaver

President

1

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Government Money Fund

Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 89.59%
$35,000,000	Federal Home Loan Bank, Discount Note, 4.70%, 10/02/06	$34,995,431
40,000,000	Federal Home Loan Bank, Discount Note, 5.14%, 10/18/06	39,903,005
50,000,000	Federal Home Loan Bank, Discount Note, 5.14%, 11/15/06	49,678,749
25,000,000	Federal Home Loan Bank, Discount Note, 5.15%, 12/13/06	24,738,924
10,000,000	Federal Home Loan Mortgage Corporation, MTN, 5.41%, 06/22/07	10,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $159,316,109)	159,316,109

Shares
REGISTERED INVESTMENT COMPANY — 0.99%
1,758,914	Dreyfus Treasury Prime Cash Management Fund	1,758,914

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,758,914)	1,758,914

Principal Amount		Value
REPURCHASE AGREEMENT — 10.12%
$18,000,000	Morgan Stanley Dean Witter, 5.30%, dated 09/29/06, due 10/02/06, to be repurchased at $18,007,950 (collateralized by U.S. Government Obligation, par value $17,560,000 6.00%, 05/15/11; total market value $18,753,436)	$18,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $18,000,000)	18,000,000

TOTAL INVESTMENTS (Cost $179,075,023)	100.70%	$179,075,023
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.70)	(1,244,743)

NET ASSETS	100.00%	$177,830,280

Discount Note—The rate reported is the discount rate at the time of purchase.

MTN—Medium Term Note

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Obligations	89.59%	$159,316,109
Repurchase Agreement	10.12	18,000,000
Registered Investment Company	0.99	1,758,914

Total Investments	100.70%	$179,075,023
Liabilities in Excess of Other Assets	(0.70)	(1,244,743)

Net Assets	100.00%	$177,830,280

See Notes to Financial Statements.

2

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Money Fund

Principal Amount		Value
BANK NOTES — 4.62%
$50,000,000	Bank of America NA, 5.32%, 10/10/06	$50,000,000

	TOTAL BANK NOTES (Cost $50,000,000)	50,000,000

CERTIFICATES OF DEPOSIT — 17.55%
50,000,000	Abbey National Treasury Services, 5.29%, 10/30/06	50,000,200
50,000,000	First Tennessee Bank, 5.34%, 12/05/06	50,000,000
50,000,000	Washington Mutual Corp., 5.31%, 11/27/06	50,000,000
40,000,000	Wells Fargo Co., 5.27%, 10/30/06	40,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $190,000,200)	190,000,200

COMMERCIAL PAPER — 71.12%
50,000,000	American General Finance Co., Discount Note, 5.25%, 10/05/06	49,970,833
45,000,000	Citigroup Funding, Inc., Discount Note, 5.28%, 10/05/06	44,973,600
50,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.25%, 10/16/06(a)	49,890,625
40,000,000	Falcon Asset Securitization Corp., Discount Note, 5.26%, 10/24/06(a)	39,865,578
60,000,000	General Electric Capital Corp., Discount Note, 5.25%, 10/12/06	59,903,749
60,000,000	HBOS Treasury Services plc, Discount Note, 5.27%, 11/28/06	59,490,567
45,000,000	HSBC, Discount Note, 5.25%, 10/02/06	44,993,438
21,000,000	International Lease Finance Corp., Discount Note, 5.24%, 11/14/06	20,865,507
30,000,000	Merrill Lynch & Co., Inc., Discount Note, 5.24%, 12/05/06	29,716,167

Principal Amount		Value
COMMERCIAL PAPER — (continued)
$40,000,000	Morgan Stanley, Discount Note, 5.26%, 10/05/06	$39,976,622
50,000,000	National Rural Utilities Cooperative Financial Corp., Discount Note, 5.24%, 10/10/06	49,934,500
40,000,000	Prudential Funding Corp., Discount Note, 5.25%, 10/05/06	39,976,667
40,000,000	Rabobank, Discount Note, 5.35%, 10/02/06	39,994,056
50,000,000	Ranger Funding Co. LLC, Discount Note, 5.26%, 10/23/06(a)	49,839,278
40,000,000	Societe Generale, Discount Note, 5.25%, 10/05/06	39,976,644
36,053,000	UBS Finance Corp., Discount Note, 5.25%, 10/10/06	36,005,680
25,000,000	Windmill Funding Corp., Discount Note, 5.26%, 12/18/06(a)	24,715,083
50,000,000	Yorktown Capital LLC, Discount Note, 5.25%, 10/31/06(a)	49,781,250

	TOTAL COMMERCIAL PAPER (Cost $769,869,844)	769,869,844

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.92%
10,000,000	Federal Home Loan Mortgage Corporation, MTN, 5.41%, 06/22/07	10,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,000,000)	10,000,000

Shares
REGISTERED INVESTMENT COMPANY — 0.13%
1,379,968	Dreyfus Government Cash Management Fund	1,379,968

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,379,968)	1,379,968

See Notes to Financial Statements.

3

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Money Fund — (continued)

Principal Amount		Value
REPURCHASE AGREEMENT — 6.00%
$65,000,000	Morgan Stanley Dean Witter, 5.30%, dated 09/29/06, due 10/02/06, to be repurchased at $65,028,708 (collateralized by U.S. Government Obligations ranging in par value $7,340,000-$57,675,000, 4.90%-6.00%, 10/28/07-05/15/11; total market value $66,301,659	$65,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $65,000,000)	65,000,000

TOTAL INVESTMENTS (Cost $1,086,250,012)	100.34%	$1,086,250,012
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.34)	(3,667,842)

NET ASSETS	100.00%	$1,082,582,170

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $214,091,814 or 19.78% of net assets.

Discount Note—The rate reported is the discount rate at the time of purchase.

LLC—Limited Liability Company

MTN—Medium Term Note

plc—Public Limited Company

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
Commercial Paper	71.12%	$769,869,844
Certificates of Deposit	17.55	190,000,200
Repurchase Agreement	6.00	65,000,000
Bank Note	4.62	50,000,000
U.S. Government & Agency Obligations	0.92	10,000,000
Registered Investment Company	0.13	1,379,968

Total Investments	100.34%	$1,086,250,012
Liabilities in Excess of Other Assets	(0.34)	(3,667,842)

Net Assets	100.00%	$1,082,582,170

See Notes to Financial Statements.

4

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 70.32%
$6,000,000	Amherst & Tonawanda, New York, Sweet Home Central School District General Obligation Bonds, Tax Anticipation Notes, 4.00%, 11/17/06	$6,001,872
2,000,000	Carmel, New York, General Obligation Bonds, Bond Anticipation Notes, Series A, 4.00%, 10/19/06	2,000,348
4,070,000	East Hampton Township, New York, General Obligation Bonds, Bond Anticipation Notes, Series C, 4.13%, 08/31/07	4,092,275
6,000,000	Edgemont County, New York, Greenburgh School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 01/19/07	6,008,789
14,140,000	Erie County, New York, Industrial Development Agency Revenue Bonds, School Facilities, TOCS, Series J, (FSA), 3.77%, 05/01/12(a)(b)	14,140,000
9,000,000	Greenburgh, New York, Central School District #7 General Obligation Bonds, Tax Anticipation Notes, 4.00%, 10/13/06	9,001,047
2,000,000	Hauppauge County, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 06/28/07	2,009,334
8,000,000	Katonah-Lewisboro, New York, School District General Obligation Bonds, Tax Anticipation Notes, 3.85%, 10/20/06	8,000,810
3,500,000	Nanuet, New York, School District General Obligation Bonds, Bond Anticipation Notes, 3.75%, 01/19/07	3,502,155

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$1,500,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, PUTTER, Series 622, (AMBAC), 3.78%, 06/15/12(a)(b)	$1,500,000
9,095,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems Floating Rate Trust Certificates, Series 726X, (MBIA), 3.76%, 06/15/27(a)(b)	9,095,000
10,870,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, 3.78%, 02/01/31(a)(b)	10,870,000
6,400,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 283, 3.76%, 11/15/18(a)(b)	6,400,000
10,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 536, (MBIA), 3.76%, 05/01/15(a)(b)	10,000,000
2,600,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series N-11, 3.76%, 02/01/14(a)(b)	2,600,000
5,470,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTER, Series 471, (FGIC), 3.78%, 02/01/11(a)(b)	5,470,000
9,610,000	New York State, Dormitory Authority Commercial Paper, Columbia University, Series 97, 3.54%, 12/06/06	9,610,000
7,750,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PUTTER, Series 1372, 3.78%, 06/15/14(a)(b)	7,750,000

See Notes to Financial Statements.

5

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$3,000,000	New York State, Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, General Electric, 3.78%, 07/01/19(a)	$3,000,000
2,300,000	New York State, Housing Finance Agency, State Personal Income Tax Revenue Bonds, Series C, (FGIC), 3.75%, 03/15/33(a)	2,300,000
8,000,000	New York State, Metropolitan Transit Authority Revenue Bonds, Floating Rate Certificates, Series 848-D, (FGIC), 3.76%, 11/15/21(a)(b)	8,000,000
4,740,000	New York State, Mortgage Agency Revenue Bonds, Floating Rate Certificates, Series 1199, 3.76%, 10/01/27(a)(b)	4,740,000
9,995,000	New York State, Munitops Certificates Trust, General Obligation Bonds, (AMBAC), 3.77%, 02/01/14(a)(b)	9,995,000
10,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.77%, 12/15/12(a)(b)	10,000,000
15,000,000	New York State, Munitops Certificates Trust, Revenue Bonds, (FSA), 3.77%, 08/01/13(a)(b)	15,000,000
8,000,000	New York State, Power Authority Extendable Commercial Paper, Series 1, 3.65%, 10/30/06	8,000,000
15,250,000	New York State, Power Authority General Obligation Bonds, 3.60%, 03/01/16(a)	15,250,000
8,245,000	New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, PUTTER, Series 564, (MBIA), 3.78%, 10/15/12(a)(b)	8,245,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$23,225,000	New York State, Thruway Authority Revenue Bonds, EAGLE, Class A, (AMBAC), 3.78%, 01/01/30(a)(b)	$23,224,999
11,600,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, 3.77%, 11/01/35(a)	11,600,000
3,060,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 3.71%, 01/01/33(a)	3,060,000
18,460,000	New York State, Urban Development Corporation Revenue Bonds, EAGLE, Class A, 3.78%, 03/15/35(a)(b)	18,459,999
5,400,000	Niagara Falls, New York, Bridge Commission Toll Authority Revenue Bonds, Series A, (FGIC), 3.69%, 10/01/19(a)	5,400,000
3,000,000	North Colonie, New York, Central School District General Obligation Bonds, Tax Anticipation Notes, 3.75%, 01/09/07	3,000,961
4,600,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligations, Series 5, 3.80%, 08/01/24(a)	4,600,000
6,000,000	Sag Harbor, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.25%, 06/29/07	6,031,278
4,000,000	Somers, New York, Central School District General Obligation Bonds, Tax Anticipation Notes, 3.60%, 11/30/06	4,000,626
2,000,000	Triborough Bridge & Tunnel Authority, New York, General Purpose, Revenue Bonds, Series C, (AMBAC), 3.70%, 01/01/32(a)	2,000,000

See Notes to Financial Statements.

6

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$5,000,000	Valhalla, New York, School District General Obligation Bonds, Tax Anticipation Notes, 4.00%, 02/01/07	$5,005,209
4,225,000	Vestal, New York, General Obligation Bonds, Bond Anticipation Notes, 3.75%, 05/25/07	4,230,915

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $293,195,617)	293,195,617

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 30.28%
6,400,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Series 1A, (BAYERISCHE LANDESBANK — 80%/LANDESBANK BADEN-WUERTTEMBERG — 20%), 3.75%, 05/01/33(a)	6,400,000
1,300,000	Long Island Power Authority, New York, Electric Systems Revenue Bonds, Sub-Series 2B, (BAYERISCHE LANDESBANK), 3.80%, 05/01/33(a)	1,300,000
12,200,000	Long Island Power Authority, New York, Revenue Bonds, Sub-Series 1B, (STATE STREET BANK & TRUST), 3.87%, 05/01/33(a)	12,200,000
4,660,000	Monroe County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Greater Rochester YMCA Project, (MANUFACTURERS & TRADERS), 3.79%, 04/01/31(a)	4,660,000
8,800,000	New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (MANUFACTURERS & TRADERS), 3.78%, 03/01/30(a)	8,800,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$14,400,000	New York City, New York, Industrial Development Agency Revenue Bonds, Special Facilities, New York Stock Exchange Project, Series B, (BANK OF AMERICA N.A.), 3.69%, 05/01/33(a)	$14,400,000
5,800,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, Sub-Series G2, (BNP PARIBAS), 3.77%, 11/01/26(a)	5,800,000
10,000,000	New York City, New York, Trust For Cultural Restoration Revenue Bonds, WNYC Radio, Inc., (WACHOVIA BANK N.A.), 3.72%, 04/01/26(a)	10,000,000
7,500,000	New York State, Commerical Paper, Series 97-A, (BAYERISCHE LANDESBANK — 50%/LANDESBANK HESSEN-THURINGEN — 50%), 3.52%, 01/18/07	7,500,000
5,100,000	New York State, Dormitory Authority Revenue Bonds, Oxford University Press Inc., (LANDESBANK HESSEN-THURINGEN), 3.86%, 07/01/23(a)	5,100,000
6,600,000	New York State, Energy Research & Development Authority Facilities Revenue Bonds, Sub-series A-1, (WACHOVIA BANK N.A.), 3.70%, 05/01/39(a)	6,600,000
1,200,000	New York State, Environmental Quality Commerical Paper, Series 98-A, (BAYERISCHE LANDESBANK — 33%/JP MORGAN CHASE & CO.-33%/LANDESBANK HESSEN-THURINGEN — 33%), 3.49%, 12/06/06	1,200,000

See Notes to Financial Statements.

7

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$15,000,000	New York State, Environmental Quality General Obligation Bonds, Series G, (WESTDEUTSCHE LANDESBANK), 3.61%, 11/30/18(a)	$15,000,000
7,500,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series E, (BNP PARIBAS), 3.72%, 03/15/27(a)	7,500,000
14,100,000	New York State, Housing Finance Agency Revenue Bonds, Service Contracts, Series I, (LANDESBANK HESSEN-THURINGEN), 3.75%, 03/15/31	14,100,000
3,675,000	New York State, Local Assistance Corporation Revenue Bonds, Series A, (BAYERISCHE LANDESBANK — 50%/WESTDEUTSCHE LANDESBANK — 50%), 3.70%, 04/01/22(a)	3,675,000
2,000,000	New York State, Metropolitan Transit Authority Revenue Bonds, Sub-Series E-2, (FORTIS BANK N.V.), 3.70%, 11/01/35(a)	2,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $126,235,000)	126,235,000

Shares		Value
REGISTERED INVESTMENT COMPANIES — 0.02%
95,662	BlackRock Institutional New York Money Market Fund	$95,662
1	Dreyfus New York Tax Exempt Fund	1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $95,663)	95,663

TOTAL INVESTMENTS (Cost $419,526,280)	100.62%	$419,526,280
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.62)	(2,603,216)

NET ASSETS	100.00%	$416,923,064

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to $165,489,998 or 39.69% net assets.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 30% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2006, 100% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

See Notes to Financial Statements.

8

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	69.55%	$289,989,998
General Obligation Bonds	24.74	103,130,619
Commercial Paper	6.31	26,310,000
Registered Investment Companies	0.02	95,663

Total Investments	100.62%	$419,526,280
Liabilities in Excess of Other Assets	(0.62)	(2,603,216)

Net Assets	100.00%	$416,923,064

See Notes to Financial Statements.

9

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — 85.66%
$14,000,000	Anne Arundel County, Maryland, Commercial Paper, Series B, 3.55%, 04/05/07	$14,000,000
21,000,000	Arizona State, Salt River Project Commercial Paper, 3.54%, 12/04/06	21,000,000
17,900,000	Arizona State, Salt River Project Commercial Paper, 3.58%, 12/06/06	17,900,000
22,250,000	Arizona State, Salt River Project Commercial Paper, Series B, 3.54%, 12/05/06	22,250,000
10,000,000	Austin, Texas, Independent School District Commercial Paper, Series 2005-A, 3.58%, 02/12/07	10,000,000
51,060,000	Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA), 3.78%, 05/15/24(a)	51,060,000
25,900,000	Baltimore County, Maryland, Commercial Paper, 3.55%, 12/07/06	25,900,000
15,640,000	Bastrop, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-23, 3.79%, 02/15/11(a)(b)	15,640,000
6,000,000	Bristol, Connecticut, General Obligation Bond Anticipation Notes, 4.00%, 12/06/06	6,006,001
14,065,000	Bryan, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-16, 3.79%, 02/15/13(a)(b)	14,065,000
51,700,000	Burke County, Georgia, Olgethorpe Power Development Authority Commercial Paper, Series 98-A (AMBAC), 3.58%, 12/28/06	51,700,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$40,180,000	California State, General Obligation Bonds, TOCS, Series HH, (FSA), 3.77%, 07/03/13(a)(b)	$40,180,000
15,835,000	Cedar Hill, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-19, 3.79%, 07/01/13(a)(b)	15,835,000
28,070,000	Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1277, (FSA), 3.78%, 01/01/14(a)(b)	28,070,000
29,895,000	Chicago, Illinois, General Obligation Bonds, Series B, (FGIC), 3.74%, 01/01/37(a)	29,895,000
10,000,000	Cobb County, Georgia, General Obligation Tax Anticipation Notes, 4.50%, 12/29/06	10,022,592
19,050,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A, 3.78%, 11/01/23(a)	19,050,000
20,000,000	Colorado State, Regional Transportation District Commercial Paper, 3.55%, 03/07/07	20,000,000
25,995,000	Cypress Fairbanks, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-22, 3.79%, 02/15/11(a)(b)	25,995,000
16,685,000	Dallas, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-6, 3.79%, 02/15/12(a)(b)	16,685,000
29,630,000	Dallas, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-1, 3.79%, 08/15/12(a)(b)	29,630,000

See Notes to Financial Statements.

10

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$12,200,000	Dallas, Texas, North Texas Tollway Systems Revenue Bonds, Series C, (FGIC), 3.77%, 01/01/25(a)	$12,200,000
26,061,000	Dallas, Texas, Water & Sewer Commercial Paper, Series B, 3.55%, 03/01/07	26,061,000
12,935,000	Denton, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2004-21, 3.79%, 08/15/12(a)(b)	12,935,000
14,635,000	Detroit, Michigan, Munitops Certificates Trust, City School District General Obligation Bonds, Series 2004-39, (FGIC), 3.78%, 05/01/11(a)(b)	14,635,000
55,000,000	Detroit, Michigan, Sewage Disposal, Revenue Bonds, Series C-2, (FGIC), 3.75%, 07/01/29(a)	55,000,001
23,510,000	District of Columbia, General Obligation Bonds, Series D, (FGIC), 3.77%, 06/01/29(a)	23,510,000
13,300,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue Bonds, Exxon Project, 3.75%, 11/01/19(a)	13,300,000
17,160,000	Florida State, Board of Education Lottery Revenue Bonds, ROCS, (AMBAC), 3.78%, 07/01/25(a)(b)	17,160,107
3,500,000	Fort Bend, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 1999-6, 3.77%, 03/07/07(a)(b)	3,500,000
9,265,000	Frisco, Texas, Munitops Certificates Trust, General Obligation Bonds, 3.79%, 08/15/11(a)(b)	9,265,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$17,235,000	Fulton County, Georgia, Water & Sewage Revenue Bonds, Floating Rate Certificates, Series 1120, (FGIC), 3.78%, 01/01/30(a)(b)	$17,235,000
8,500,000	Garden State Preservation Trust, New Jersey, Open Space & Farmland Revenue Bonds, Floating Rate Certificates, Series 860, (FSA), 3.76%, 11/01/17(a)(b)	8,500,000
8,745,000	Georgia State, General Obligation Bonds, Floating Rate Certificates, Series 647, 3.78%, 05/01/22(a)(b)	8,745,000
9,995,000	Harlandale, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2005-22, 3.79%, 08/15/13(a)(b)	9,995,000
25,000,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 4.25%, 02/28/07	25,075,145
32,500,000	Harris County, Texas, General Obligation Bonds, Tax Anticipation Notes, 4.50%, 02/28/07	32,630,189
14,295,000	Hawaii State, General Obligation Bonds, ROCS, (FSA), 3.78%, 03/01/26(a)(b)	14,295,000
10,420,000	Hawaii State, Munitops Certificates Trust, General Obligation Bonds (FSA), 3.77%, 07/01/10(a)(b)	10,420,000
22,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project — Standard Oil Co., 3.65%, 03/01/14(a)	21,993,490

See Notes to Financial Statements.

11

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$19,300,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project — Standard Oil Co., 3.68%, 11/01/19(a)	$19,300,000
10,750,000	Houston, Texas, Commercial Paper, Series D, 3.50%, 12/13/06	10,746,658
9,995,000	Houston, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-35, (PSF-GTD), 3.79%, 02/15/13(a)(b)	9,995,000
12,600,000	Houston, Texas, Utility System Revenue Bonds, TOCS, Series A, (FSA), 3.78%, 05/15/12(a)(b)	12,600,000
25,400,000	Intermountain Power Agency, Utah, Commercial Paper, Series B, 3.52%, 12/08/06	25,400,000
14,700,000	Iowa State, Finance Authority Small Business Development Revenue Bonds, Multi-Familty Housing, Village Court Associates, DuPont, Series B, 3.81%, 11/01/15(a)	14,700,000
12,340,000	Jackson County, Mississippi, Water Systems General Obligation Bonds, Chervon Corp., 3.70%, 11/01/24(a)	12,340,000
8,505,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Floating Rate Certificates, Series N-8, 3.78%, 10/01/23(a)(b)	8,505,000
35,000,000	Jacksonville, Florida, Electrical Systems Commercial Paper, Series 2000-A, 3.65%, 11/07/06	35,000,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$30,000,000	Jacksonville, Florida, Electrical Systems Commercial Paper, Series 2000-A, 3.65%, 11/16/06	$30,000,000
8,955,000	Judson, Texas, Munitops Certificates Trust, General Obligation Bonds, Series 2003-36, 3.79%, 02/01/11(a)(b)	8,955,000
13,300,000	Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Redevelopment District, Series A, (AMBAC), 3.77%, 12/01/32(a)	13,300,000
18,060,000	Maryland State, Health & Higher Educational Facilities Authority Commercial Paper, 3.58%, 10/02/06	18,060,000
7,510,000	Michigan State, Building Authority Revenue Bonds, Floating Rate Certificates, Series 886, (MBIA), 3.78%, 10/15/17(a)(b)	7,510,000
10,600,000	Michigan State, Building Authority Revenue Bonds, PUTTERS, Series 1479, (FGIC), 3.78%, 04/15/14(a)(b)	10,600,000
5,195,000	Michigan State, Municipal Bond Authority Revenue Bonds, PUTTERS, Series 453, 3.78%, 05/01/12(a)(b)	5,195,000
13,000,000	Montgomery County, Maryland, Commercial Paper, Series 2002, 3.52%, 12/06/06	13,000,000
20,700,000	Mount Vernon, Indiana, Pollution Control & Solid Waste Disposal Revenue Bonds, General Electric Company Project, 3.78%, 12/01/14(a)	20,700,000

See Notes to Financial Statements.

12

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$23,360,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, EAGLE, Class A, (AMBAC), 3.78%, 11/15/30(a)(b)	$23,360,000
16,495,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, EAGLE, Class A, (FSA), 3.78%, 06/15/36(a)(b)	16,495,000
8,745,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 468, (MBIA), 3.78%, 02/01/11(a)(b)	8,745,000
45,000,000	New York City, New York, Water & Sewer Authority Commercial Paper, 3.53%, 11/06/06	45,000,000
11,050,000	New York State, Power Authority General Obligation Bonds, 3.60%, 03/01/20(a)	11,050,000
12,160,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 465, 3.78%, 05/01/11(a)(b)	12,160,000
10,260,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 466, 3.78%, 03/01/12(a)(b)	10,260,000
7,340,000	North Texas, Municipal Water District, Water Systems Revenue Bonds, ROCS, (MBIA), 3.78%, 09/01/26(a)(b)	7,340,000
7,680,000	Ohio State, General Obligation Bonds, PUTTERS, Series 1295, 3.78%, 05/01/14(a)(b)	7,680,000
10,000,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 3.60%, 09/01/24(a)	10,000,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,000,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, 3.60%, 09/01/32(a)	$10,000,000
45,700,000	Omaha, Nebraska, Public Power Distribution Commercial Paper, 3.58%, 10/12/06	45,700,000
21,000,000	Oregon State, General Obligation Bonds, Tax Anticipation Notes, Series A, 4.50%, 11/27/06	21,025,128
9,995,000	Pennsylvania State, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2003-8, (FGIC), 3.76%, 03/15/11(a)(b)	9,995,000
36,000,000	Pennsylvania State, Turnpike Commission Revenue Bonds, Series A-2, 3.78%, 12/01/30(a)	36,000,000
9,460,000	Pflugerville, Texas, Munitops Certificates Trust, Independent School District General Obligation Bonds, Series 2005-17, 3.79%, 02/15/13(a)(b)	9,460,000
3,905,000	Phoenix, Arizona, Civic Improvement Corp., Excise Tax Revenue Bonds, EAGLE, Class A, 3.79%, 07/01/17(a)(b)	3,905,000
7,440,000	Salt River Project, Arizona, Agricultural Improvement & Power Distribution Electrical Systems Revenue Bonds, ROCS, 3.78%, 01/01/31(a)(b)	7,440,000
40,000,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 3.79%, 05/15/40(a)(b)	40,000,000

See Notes to Financial Statements.

13

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$14,500,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA), 3.79%, 05/15/40(a)(b)	$14,500,000
44,600,000	San Antonio, Texas, Water Systems Commercial Paper, Series 2001-A, 3.57%, 12/13/06	44,600,000
13,205,000	South Carolina State, Public Service Authority Revenue Bonds, PUTTER, Series 1198, (MBIA), 3.78%, 07/01/13(a)(b)	13,205,000
44,000,000	St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project, 3.57%, 12/12/06	44,000,000
37,200,000	Texas State, Tax & Revenue Antipation Notes, 4.50%, 08/31/07	37,508,748
11,000,000	Texas State, Transportation Commision Revenue Bonds, PUTTERS, Series 1324, 3.78%, 04/01/14(a)(b)	11,000,000
32,000,000	University of North Carolina, Board of Governors Commercial Paper, Series 2004-B, 3.58%, 12/14/06	32,000,000
13,700,000	University of Texas, Commercial Paper, Series A, 3.60%, 11/21/06	13,700,000
18,810,000	University of Texas, University Revenue Bonds, EAGLE, Class A, 3.79%, 08/15/37(a)(b)	18,810,000
5,535,000	University of Texas, University Revenue Bonds, PUTTER, Series 592, 3.78%, 08/15/12(a)(b)	5,535,000
3,300,000	University of Virginia, University Revenue Bonds, EAGLE, Series A, 3.79%, 06/01/33(a)(b)	3,300,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$14,349,500	Virginia Commonwealth, Transportation Board, Revenue Bonds, Floating Rate Certificates, Series 727, 3.78%, 05/15/19(a)(b)	$14,349,500
8,590,000	Wake County, North Carolina, Commercial Paper, General Obligation Bond Anticipation Notes, 3.55%, 02/13/07	8,590,000
21,870,000	Wake County, North Carolina, Commercial Paper, General Obligation Bond Anticipation Notes, 3.58%, 02/13/07	21,870,000
9,745,000	Washoe County, Nevada, General Obligation Bonds, Floating Rate Certificates, Series 1241, (MBIA), 3.78%, 01/01/35(a)(b)	9,745,000
39,643,000	Wisconsin State, Transportation Authority Commercial Paper, 3.60%, 03/07/07	39,643,000
5,265,000	Yoakum County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project, 3.68%, 11/01/19(a)	5,265,000
8,140,000	York County, South Carolina, School District 4 General Obligation Bonds, Fort Mill, TOCS, Series F, 3.78%, 03/09/12(a)(b)	8,140,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,778,621,559)	1,778,621,559

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 11.13%
15,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.55%, 03/08/07	15,000,000

See Notes to Financial Statements.

14

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$30,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, (DEXIA CREDIT LOCAL), 3.53%, 04/05/07	$30,000,000
25,150,000	Austin, Texas, Utilities Commercial Paper, Series A, (JP MORGAN CHASE BANK-41%/STATE STREET BANK & TRUST-33%/BAYERISCHE LANDESBANK-26%), 3.75%, 10/10/06	25,150,000
29,900,000	Baltimore, Maryland, Port Facilities Authority Revenue Bonds, (BNP PARIBAS), 3.50%, 10/14/11(a)	29,900,000
14,700,000	Colorado Springs, Colorado, School Disctrict No. 11 Facilities Corp. Certificate of Participation, Series A, (FSA) (WESTDEUTSCHE LANDESBANK), 3.76%, 12/01/17(a)	14,700,000
17,100,000	Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (BANK OF AMERICA N.A.), 3.77%, 08/01/15(a)	17,100,000
13,200,000	District of Columbia, Phillips College Issue Revenue Bonds, (BANK OF AMERICA N.A.), 3.74%, 08/01/33(a)	13,200,000
31,900,000	Illinois State, Development Finance Authority Revenue Bonds, Chicago Symphony Orchestra, (NORTHERN TRUST COMPANY), 3.75%, 12/01/28(a)	31,900,000
17,100,000	Indiana State, Development Finance Authority Revenue Bonds, Educational Facilities, Indianapolis Museum, (WACHOVIA BANK N.A.), 3.78%, 02/01/36(a)	17,100,000

Principal Amount		Value
TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$22,500,000	Indiana State, Municipal Power Agency, Power Supply System Revenue Bonds, Series A, (DEXIA CREDIT LOCAL), 3.75%, 01/01/18(a)	$22,500,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc. Project, (JP MORGAN CHASE BANK), 3.52%, 12/01/14(a)	7,000,000
7,535,000	New Haven, Connecticut, Commercial Paper, Series 2002-A, (LANDESBANK HESSEN), 3.55%, 10/06/06	7,535,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $231,085,000)	231,085,000

Shares
REGISTERED INVESTMENT COMPANIES — 0.03%
1	BlackRock Muni Fund	1
633,984	Dreyfus Tax Exempt Cash Fund	633,984

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $633,985)	633,985

TOTAL INVESTMENTS (Cost $2,010,340,544)	96.82%	$2,010,340,544
OTHER ASSETS IN EXCESS OF LIABILITIES	3.18	66,070,283

NET ASSETS	100.00%	$2,076,410,827

(a)	Variable Rate Security—The rate disclosed is as of September 30, 2006.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September, 2006, these securities amounted to $631,569,607 or 30.42% of net assets.

See Notes to Financial Statements.

15

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Tax-Exempt Money Fund — (continued)

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

PSF-GTD—Permanent School Fund – Guaranteed

Notes (The following notes have not been audited by Deloitte & Touche LLP):

These municipal securities meet the three highest ratings assigned by Moody’s Investors Services, Inc. or Standard and Poor’s Corporation or, where not rated, are determined by the Advisor, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2006, approximately 11.13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

State Diversification	% of Net Assets	Market Value
Texas	29.68%	$616,190,230
Georgia	6.39	132,702,592
New York	5.04	104,650,000
Maryland	4.86	100,860,000
Illinois	4.50	93,365,000
Michigan	4.48	92,940,001
Florida	4.37	90,665,107
North Carolina	4.09	84,880,000
Arizona	3.49	72,495,000
Indiana	2.90	60,300,000
Louisiana	2.76	57,300,000
Colorado	2.59	53,750,000
Pennsylvania	2.21	45,995,000
Nebraska	2.20	45,700,000
California	1.93	40,180,000
Wisconsin	1.91	39,643,000
District of Columbia	1.77	36,710,000
Iowa	1.53	31,800,000
Utah	1.22	25,400,000
Hawaii	1.19	24,715,000
South Carolina	1.03	21,345,000
Oregon	1.01	21,025,128
Oklahoma	0.96	20,000,000
Virginia	0.85	17,649,500
Ohio	0.72	15,020,000
Connecticut	0.65	13,541,001
Missouri	0.64	13,300,000
Massachusetts	0.60	12,340,000
Nevada	0.47	9,745,000
New Jersey	0.41	8,500,000
Kentucky	0.34	7,000,000
Registered Investment Company	0.03	633,985

Total Investments	96.82%	$2,010,340,544
Other Assets in Excess of Liabilities	3.18	66,070,283

Net Assets	100.00%	$2,076,410,827

See Notes to Financial Statements.

16

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2006 (Unaudited)

Treasury Money Fund

Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.63%
$19,000,000	Federal Home Loan Bank, Discount Note, 4.75%, 10/02/06	$18,997,493

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $18,997,493)	18,997,493

U.S. TREASURY OBLIGATIONS — 90.60%
80,000,000	4.76%, 10/05/06(a)	79,957,823
75,000,000	4.67%, 10/12/06(a)	74,893,258
20,000,000	4.43%, 10/26/06(a)	19,938,646
25,000,000	4.91%, 12/07/06(a)	24,774,433

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,564,160)	199,564,160

Shares		Value
REGISTERED INVESTMENT COMPANY — 1.21%
2,659,893	Dreyfus Treasury Prime Cash Management Fund	$2,659,893

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $2,659,893)	2,659,893

TOTAL INVESTMENTS (Cost $221,221,546)	100.44%	$221,221,546
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.44)	(977,384)

NET ASSETS	100.00%	$220,244,162

(a)	The rate shown is the effective yield at the time of purchase.

Discount Note—The rate reported is the discount rate at the time of purchase.

The summary of the Fund’s investments as of September 30, 2006 is as follows: (Unaudited)

Portfolio Diversification	% of Net Assets	Value
U.S. Treasury Obligations	90.60%	$199,564,160
U.S. Government & Agency Obligations	8.63	18,997,493
Registered Investment Company	1.21	2,659,893

Total Investments	100.44%	$221,221,546
Liabilities in Excess of Other Assets	(0.44)	(977,384)

Net Assets	100.00%	$220,244,162

See Notes to Financial Statements.

17

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2006 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
ASSETS:
Investments, at cost–see accompanying portfolios	$179,075,023	$1,086,250,012	$419,526,280	$2,010,340,544	$221,221,546

Investments, at value (including Repurchase Agreements) (Note 1)	$179,075,023	$1,086,250,012	$419,526,280	$2,010,340,544	$221,221,546
Cash	—	—	—	140,081	1
Dividends and interest receivable	195,026	1,318,389	2,777,516	12,525,317	8,571
Receivable for investments sold	—	—	—	62,249,646	—
Receivable for fund shares sold	—	5,963	—	—	—
Prepaid expenses and other assets	4,023	9,033	5,507	11,712	3,203

Total Assets	179,274,072	1,087,583,397	422,309,303	2,085,267,300	221,233,321
LIABILITIES:
Payable for dividends declared	1,190,449	4,139,727	859,395	5,075,423	732,776
Payable for investments purchased	—	—	4,230,915	2,500,000	—
Investment advisory fees payable (Note 2)	26,958	122,969	54,482	223,304	35,098
Administration fees payable (Note 2)	40,257	160,846	51,312	264,842	35,196
Shareholder servicing fees payable (Note 2)	76,589	226,184	111,287	444,536	97,582
Directors’ fees and expense payable (Note 2)	4,061	14,630	3,871	20,016	3,569
Accrued expenses and other payables	105,478	336,871	74,977	328,352	84,938

Total Liabilities	1,443,792	5,001,227	5,386,239	8,856,473	989,159

NET ASSETS	$177,830,280	$1,082,582,170	$416,923,064	$2,076,410,827	$220,244,162

NET ASSETS consist of:
Undistributed (distributions in excess of) net investment income	$—	$—	$—	$(9,821)	$(3,694)
Accumulated net realized gain (loss) on investments	(25,080)	(40,526)	(780)	120,846	2,555
Par value (Note 4)	177,927	1,082,827	416,925	2,076,550	220,255
Paid in capital in excess of par value	177,677,433	1,081,539,869	416,506,919	2,074,223,252	220,025,046

Net Assets	$177,830,280	$1,082,582,170	$416,923,064	$2,076,410,827	$220,244,162

Net Assets:
Shares	$177,830,280	$615,687,071	$416,923,064	$2,076,410,827	$220,244,162
Institutional Shares	—	466,895,099	—	—	—
Shares outstanding (Note 4):
Shares	177,927,097	615,929,932	416,924,754	2,076,549,654	220,255,428
Institutional Shares	—	466,897,359	—	—	—
NET ASSET VALUE PER SHARE (net assets ÷ shares outstanding):
Shares	$1.00	$1.00	$1.00	$1.00	$1.00

Institutional Shares	—	$1.00	—	—	—

See Notes to Financial Statements.

18

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2006 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
INVESTMENT INCOME:
Interest income	$10,543,717	$39,952,559	$7,353,489	$37,702,611	$8,714,732

EXPENSES:
Investment advisory fees (Note2)	517,912	1,932,633	1,048,344	2,673,914	540,318
Administration fees (Note 2)	312,669	1,166,753	316,449	1,614,272	271,829
Shareholder servicing fees—Shares (Note 2)	517,912	1,237,072	524,175	2,673,914	450,252
Transfer agent fees	12,245	51,780	12,078	15,297	11,850
Legal and audit fees	12,976	24,067	12,892	31,945	12,795
Custodian fees	14,278	38,657	16,845	53,484	12,271
Directors’ fees and expenses (Note 2)	8,138	29,744	7,959	40,071	6,729
Miscellaneous expenses	35,095	102,798	29,991	108,520	31,361

Total Expenses	1,431,225	4,583,504	1,968,733	7,211,417	1,337,405
Fees waived and reimbursed by: Investment Adviser (Note 2)	(291,817)	(1,027,263)	(710,727)	(1,328,796)	(256,780)

Net Expenses	1,139,408	3,556,241	1,258,006	5,882,621	1,080,625

NET INVESTMENT INCOME	9,404,309	36,396,318	6,095,483	31,819,990	7,634,107

REALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on security transactions	2,900	—	(780)	26,797	2,555

Net increase in net assets resulting from operations	$9,407,209	$36,396,318	$6,094,703	$31,846,787	$7,636,662

See Notes to Financial Statements.

19

Excelsior Funds

Statements of Changes in Net Assets

	Government Money Fund		Money Fund
	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Net investment income	$9,404,309	$14,326,304	$36,396,318	$52,416,558
Net realized gain (loss) on security transactions	2,900	(224)	—	(4,889)

Net increase in net assets resulting from operations	9,407,209	14,326,080	36,396,318	52,411,669

Distributions to shareholders:
From net investment income
Shares	(9,404,309)	(14,326,304)	(22,843,442)	(32,581,762)
Institutional Shares	—	—	(13,552,876)	(19,834,796)
From net realized gain on investments Shares	—	—	—	—

Total distributions	(9,404,309)	(14,326,304)	(36,396,318)	(52,416,558)

Increase (decrease) in net assets from fund share transactions (Note 4)	(232,400,575)	(85,798,349)	(472,553,502)	(175,199,854)

Net increase (decrease) in net assets	(232,397,675)	(85,798,573)	(472,553,502)	(175,204,743)

NET ASSETS:
Beginning of period	410,227,955	496,026,528	1,555,135,672	1,730,340,415

End of period (1)	$177,830,280	$410,227,955	$1,082,582,170	$1,555,135,672

(1) Including undistributed (distributions in excess of) net investment income	$—	$—	$—	$—

See Notes to Financial Statements.

20

New York Tax-Exempt Money Fund		Tax-Exempt Money Fund		Treasury Money Fund
Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
$6,095,483	$9,085,180	$31,819,990	$47,504,669	$7,634,107	$10,553,148
(780)	7,841	26,797	177,930	2,555	19,089

6,094,703	9,093,021	31,846,787	47,682,599	7,636,662	10,572,237

(6,100,324)	(9,089,166)	(31,819,991)	(47,540,889)	(7,638,359)	(10,559,242)
—	—	—	—	—	—
—	—	—	(83,881)	—	(14,837)

(6,100,324)	(9,089,166)	(31,819,991)	(47,624,770)	(7,638,359)	(10,574,079)

(30,936,424)	38,609,252	(85,789,304)	124,313,013	(145,441,952)	(62,318,509)

(30,942,045)	38,613,107	(85,762,508)	124,370,842	(145,443,649)	(62,320,351)

447,865,109	409,252,002	2,162,173,335	2,037,802,493	365,687,811	428,008,162

$416,923,064	$447,865,109	$2,076,410,827	$2,162,173,335	$220,244,162	$365,687,811

$—	$4,841	$(9,821)	$(9,820)	$(3,694)	$558

See Notes to Financial Statements.

21

Excelsior Funds

Financial Highlights — Selected Per Share Data and Ratios

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Dividends From Net Investment Income	Distributions From Net Realized Gain on Investments
GOVERNMENT MONEY FUND — (5/8/85*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.02276	(2)	$0.00004	(2)	$0.02280	$(0.02280)	$—
Year Ended March 31,
2006	1.00	0.03152	(2)	0.00024	(2)	0.03176	(0.03176)	—
2005	1.00	0.01250	(2)	0.00003		0.01253	(0.01253)	—
2004	1.00	0.00625		—		0.00625	(0.00625)	—
2003	1.00	0.01199		(0.00039)		0.01160	(0.01160)	—
2002	1.00	0.02585		0.00038		0.02623	(0.02623)	—
MONEY FUND — (5/3/85*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.02314	(2)	$0.00003	(2)	$0.02317	$(0.02317)	$—
Year Ended March 31,
2006	1.00	0.03207	(2)	0.00015	(2)	0.03222	(0.03222)	—
2005	1.00	0.01275	(2)	0.00010		0.01285	(0.01285)	—
2004	1.00	0.00662		—		0.00662	(0.00662)	—
2003	1.00	0.01255		(0.00010)		0.01245	(0.01245)	—
2002	1.00	0.02741		0.00010		0.02751	(0.02751)	—
NEW YORK TAX-EXEMPT MONEY FUND — (8/3/98*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.01458	(2)	$0.00002	(2)	$0.01460	$(0.01460)	$—
Year Ended March 31,
2006	1.00	0.02150	(2)	(0.00012	)(2)	0.02138	(0.02138)	—
2005	1.00	0.00822	(2)	0.00023		0.00845	(0.00845)	—
2004	1.00	0.00491		0.00006		0.00497	(0.00490)	(0.00007)
2003	1.00	0.00884		(0.00007)		0.00877	(0.00873)	(0.00004)
2002	1.00	0.01758		0.00011		0.01769	(0.01769)	—
TAX-EXEMPT MONEY FUND — (5/24/85*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.01492	(2)	$—	(2)	$0.01492	$(0.01492)	$—
Year Ended March 31,
2006	1.00	0.02229	(2)	—	(2)	0.02229	(0.02225)	(0.00004)
2005	1.00	0.00966	(2)	—	(2)	0.00966	(0.00966)	—
2004	1.00	0.00546		0.00029		0.00575	(0.00560)	(0.00015)
2003	1.00	0.00967		(0.00002)		0.00965	(0.00964)	(0.00001)
2002	1.00	0.01862		0.00013		0.01875	(0.01865)	(0.00010)
TREASURY MONEY FUND — (2/13/91*)
Shares
Six Months Ended September 30, 2006 (Unaudited)	$1.00	$0.02125	(2)	$0.00006	(2)	$0.02131	$(0.02131)	$—
Year Ended March 31,
2006	1.00	0.02855	(2)	0.00036	(2)	0.02891	(0.02887)	(0.00004)
2005	1.00	0.00988	(2)	0.00031		0.01019	(0.01019)	—
2004	1.00	0.00484		0.00002		0.00486	(0.00485)	(0.00001)
2003	1.00	0.01085		0.00004		0.01089	(0.01089)	—
2002	1.00	0.02451		(0.00002)		0.02449	(0.02449)	—
*Commencement	of Operations.
(1)	Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrator.
(2)	For comparative purposes per share amounts are based on average shares outstanding.

See Notes to Financial Statements.

22

Total Distributions	Net Asst Value, End of Period	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets(1)		Ratio of Net Investment Income to Average Net Assets

$(0.02280)	$1.00	2.30	%(3)	$177,830	0.55	%(4)	0.69	%(4)	4.54	%(4)

(0.03176)	1.00	3.22%		410,228	0.53%		0.69%		3.15%
(0.01253)	1.00	1.26%		496,027	0.46%		0.71%		1.25%
(0.00625)	1.00	0.63%		544,721	0.45%		0.54%		0.62%
(0.01160)	1.00	1.17%		594,496	0.39%		0.47%		1.21%
(0.02623)	1.00	2.65%		795,287	0.43%		0.49%		2.72%

$(0.02317)	$1.00	2.34	%(3)	$615,687	0.55	%(4)	0.68	%(4)	4.62	%(4)

(0.03222)	1.00	3.27%		1,032,384	0.53%		0.69%		3.21%
(0.01285)	1.00	1.29%		1,105,053	0.46%		0.70%		1.28%
(0.00662)	1.00	0.66%		1,141,562	0.45%		0.73%		0.67%
(0.01245)	1.00	1.25%		1,787,852	0.39%		0.43%		1.25%
(0.02751)	1.00	2.79%		1,802,136	0.44%		0.74%		2.76%

$(0.01460)	$1.00	1.47	%(3)	$416,923	0.60	%(4)	0.94	%(4)	2.91	%(4)

(0.02138)	1.00	2.16%		447,865	0.60%		0.94%		2.15%
(0.00845)	1.00	0.85%		409,252	0.55%		0.97%		0.82%
(0.00497)	1.00	0.50%		490,099	0.50%		0.75%		0.49%
(0.00877)	1.00	0.88%		548,574	0.44%		0.49%		0.89%
(0.01769)	1.00	1.78%		696,093	0.48%		0.71%		1.76%

$(0.01492)	$1.00	1.50	%(3)	$2,076,411	0.55	%(4)	0.67	%(4)	2.98	%(4)

(0.02229)	1.00	2.25%		2,162,173	0.53%		0.68%		2.23%
(0.00966)	1.00	0.97%		2,037,802	0.46%		0.69%		0.97%
(0.00575)	1.00	0.58%		2,044,676	0.44%		0.58%		0.56%
(0.00965)	1.00	0.97%		2,281,263	0.39%		0.54%		0.97%
(0.01875)	1.00	1.89%		2,522,455	0.44%		0.58%		1.85%

$(0.02131)	$1.00	2.15	%(3)	$220,244	0.60	%(4)	0.74	%(4)	4.24	%(4)

(0.02891)	1.00	2.93%		365,688	0.58%		0.74%		2.86%
(0.01019)	1.00	1.02%		428,008	0.55%		0.75%		0.99%
(0.00486)	1.00	0.49%		519,722	0.50%		0.57%		0.49%
(0.01089)	1.00	1.09%		571,998	0.45%		0.53%		1.08%
(0.02449)	1.00	2.48%		604,281	0.48%		0.54%		2.42%
(3)	Not Annualized.
(4)	Annualized.

See Notes to Financial Statements.

23

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies:

Excelsior Funds, Inc. (“Excelsior Fund”) and Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-ended diversified management investment companies with the exception of Energy and Natural Resources Fund, Real Estate Fund, California Short-Intermediate Term Tax-Exempt Income Fund (formerly California Tax-Exempt Income Fund), New York Intermediate-Term Tax-Exempt Fund and New York Tax-Exempt Money Fund, each of which are non-diversified.

Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in fifteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Government Money Fund, Money Fund and Treasury Money Fund, portfolios of Excelsior Fund, and for New York Tax-Exempt Money Fund and Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (each a “Fund”, collectively, the “Funds”). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

All Funds except for Money Fund offer one class of shares: Shares. The Money Fund offers two classes of shares: Shares and Institutional Shares. The financial highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Fund are presented separately.

It is each Fund’s policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each Fund has adopted certain investment portfolio valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Fund will not vary.

(a) Portfolio valuation:

Securities are valued at amortized cost, which has been determined by each Fund’s Board of Directors to represent the fair value of the Funds’ investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

24

(b) Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

(c) Repurchase agreements:

The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds’ custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

(d) Distributions to shareholders:

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

(e) Expense allocation:

Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Funds based on average daily net assets. Expenses attributable to a specific class of shares, such as shareholder servicing fees, are charged directly to that class.

(f) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No.48 — Accounting for Uncertainty in Tax Positions — An interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. We have not yet completed our evaluation of the impact on the funds, if any, of adopting FIN 48.

2.	Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions:

On March 31, 2006, United States Trust Company of New York converted to a national charter and changed its name to United States Trust Company, National Association (“USTC-NA”) and merged with U.S. Trust Company, N.A., with USTC-NA as the surviving entity. As of March 31, 2006, the Funds are advised by U.S. Trust New York Asset Management Division (“NYAMD”), a separate identifiable division of USTC-NA, or UST Advisers, Inc. (together with NYAMD, the “Advisers”), a wholly-owned subsidiary of

25

USTC-NA. USTC-NA is a wholly-owned subsidiary of US Trust Corporation, a registered bank holding company, which, in turn, is a wholly-owned subsidiary of The Charles Schwab Corporation. For the services provided pursuant to the Investment Advisory Agreements, each Adviser receives a fee, computed daily and paid monthly, as follows:

Government Money Fund	0.25%
Money Fund	0.25%
New York Tax-Exempt Money Fund	0.50%
Tax-Exempt Money Fund	0.25%
Treasury Money Fund	0.30%

UST Advisers, Inc. and BISYS Fund Services Ohio, Inc. (collectively, the “Administrators”) provide administrative services to the Funds. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million and 0.150% over $400 million. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Emerging Markets Fund, International Equity Fund, International Fund and Pacific/Asia Fund. Administration fees payable by each Fund of the Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. For the six months ended September 30, 2006, administration fees charged to the Funds were as follows:

Administration Fees
Government Money Fund	$312,669
Money Fund	1,166,753
New York Tax-Exempt Money Fund	316,449
Tax-Exempt Money Fund	1,614,272
Treasury Money Fund	271,829

From time to time, in its sole discretion, each Adviser may undertake to waive a portion or all of the fees payable to it and may also reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2006, the Advisers have contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Fund’s average daily net assets:

Government Money Fund-Shares	0.55%
Money Fund-Shares	0.55%
New York Tax-Exempt Money Fund-Shares	0.60%
Tax-Exempt Money Fund-Shares	0.55%
Treasury Money Fund-Shares	0.60%
Money Fund-Institutional Shares	0.30%

26

For the six months ended September 30, 2006, pursuant to the above, investment advisory fees waived by the Advisers were as follows:

Government Money Fund	$(291,817)
Money Fund	(1,027,263)
New York Tax-Exempt Money Fund	(710,727)
Tax-Exempt Money Fund	(1,328,796)
Treasury Money Fund	(256,780)

The Funds have entered into shareholder servicing agreements with various service organizations, which include Charles Schwab & Co. Inc. (“CS & Co.”) and UST Advisers, Inc. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a Fund or class level (where applicable). In consideration for these services, each service organization receives a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers, with the exception of the Institutional Shares of the Money Fund, which pays a fee of up to 0.15% of the average daily net assets of its shares. The Advisers, out of their own resources, may additionally compensate certain organizations for providing these and other services.

For the six months ended September 30, 2006, shareholder servicing fees paid to CS & Co. and UST Advisers, Inc. were as follows:

Government Money Fund	$543,242
Money Fund	1,267,238
New York Tax-Exempt Money Fund	529,056
Tax-Exempt Money Fund	2,701,263
Treasury Money Fund	455,399

BISYS Fund Services Limited Partnership (the “Distributor”) serves as the Distributor of the Funds. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

Each Independent Director of the Funds receives a total annual fee of $100,000 paid by the Funds and other affiliated registered investment companies managed by the Advisers. The Chairman of the Board receives an additional $30,000 and the Chairman of the Audit Committee receives an additional $15,000 for serving in those capacities. In addition, Directors are reimbursed by the Excelsior Fund and Excelsior Tax-Exempt Fund for reasonable expenses incurred when acting in their capacity as Directors.

3.	Federal Taxes:

It is the policy of the Excelsior Fund and Excelsior Tax-Exempt Fund that each Fund qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable earnings to its shareholders.

27

In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective twelve-month periods ending October 31 and December 31 each calendar year.

Post-October losses are deemed to arise on the first business day of a Fund’s next taxable year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gains distributions will be reduced. At March 31, 2006, the following Funds had capital loss carryforwards available to offset future net capital gains through the indicated expiration dates.

	Expires
	2007	2008	2011	2012	2014	Total
Government Money Fund	$3,297	$18,903	$—	$5,556	$224	$27,980
Money Fund	—	—	11,662	23,975	4,889	40,526

4.	Capital Transactions:

Excelsior Fund has authorized capital of 35 billion shares of Common Stock, 29.3756 billion of which is currently classified to represent interests in certain classes of shares. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently classified for each Fund is as follows: 4 billion shares each of the Government Money Fund and Money Fund, 2.5 billion shares of Treasury Money Fund, 2 billion shares of New York Tax-Exempt Money Fund and 5.5 billion shares for Tax-Exempt Money Fund.

Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of each Fund’s Board of Directors. Since the Funds have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

Capital Share Transactions

	Government Money Fund
	Six Months Ended 09/30/06	Year Ended 03/31/06
	Amounts	Amounts
Sold	$1,146,222,626	$2,577,232,059
Issued as reinvestment of dividends	358,404	735,293
Redeemed	(1,378,981,605)	(2,663,765,701)

Net Increase (Decrease)	$(232,400,575)	$(85,798,349)

28

	Money Fund
	Six Months Ended 09/30/06		Year Ended 03/31/06
	Shares	Amounts	Shares	Amounts
Sold:
Shares	1,565,388,297	$1,565,388,310	3,427,610,450	$3,427,610,450
Institutional Shares	2,284,713,487	2,284,713,497	4,731,250,373	4,731,250,373
Issued as reinvestment of dividends:
Shares	1,624,264	1,624,264	2,259,420	2,259,420
Institutional Shares	4,866,750	4,866,750	7,428,066	7,428,066
Redeemed:
Shares	(1,983,709,941)	(1,983,709,980)	(3,502,534,923)	(3,502,534,923)
Institutional Shares	(2,345,436,333)	(2,345,436,343)	(4,841,213,240)	(4,841,213,240)

Net Increase (Decrease)	(472,553,476)	$(472,553,502)	(175,199,854)	$(175,199,854)

	New York Tax-Exempt Money Fund
	Six Months Ended 09/30/06	Year Ended 03/31/06
	Amounts	Amounts
Sold	$1,186,709,080	$2,399,705,970
Issued as reinvestment of dividends	899,444	1,554,586
Redeemed	(1,218,544,948)	(2,362,651,304)

Net Increase (Decrease)	$(30,936,424)	$38,609,252

	Tax-Exempt Money Fund
	Six Months Ended 09/30/06	Year Ended 03/31/06
	Amounts	Amounts
Sold	$4,946,296,167	$10,547,799,881
Issued as reinvestment of dividends	1,331,608	2,207,894
Redeemed	(5,033,417,079)	(10,425,694,762)

Net Increase (Decrease)	$(85,789,304)	$124,313,013

	Treasury Money Fund
	Six Months Ended 09/30/06	Year Ended 03/31/06
	Amounts	Amounts
Sold	$917,901,896	$3,260,733,468
Issued as reinvestment of dividends	1,638,816	2,191,117
Redeemed	(1,064,982,664)	(3,325,243,094)

Net Increase (Decrease)	$(145,441,952)	$(62,318,509)

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5.	Guarantees:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

6.	Legal Proceedings:

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds and together referred to herein as “U.S. Trust”) and Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”) were contacted in September 2003 by the Office of the New York State Attorney General (the “NYAG”), and U.S. Trust was contacted by the Securities and Exchange Commission (the “SEC”), in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares (the “Investigations”). U.S. Trust and the Companies have provided full cooperation with respect to these Investigations. As disclosed previously, these investigations focused on circumstances in which a small number of parties were permitted to engage in short-term trading of shares of certain of the Excelsior Funds. The short-term trading activities permitted under these arrangements have been terminated and U.S. Trust has strengthened its policies and procedures to deter frequent trading of shares of the Excelsior Funds.

U.S. Trust, certain of its affiliates, the Companies and others have also been named in four class action lawsuits and two derivative actions which allege that U.S. Trust, certain of its affiliates, the Companies and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds managed by U.S. Trust. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the fund shareholders class action and the derivative lawsuits. Several affiliates of U.S. Trust and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiffs’ remaining claims.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information. U.S. Trust believes that the likelihood is remote that the pending Investigations and private lawsuits will have a material adverse financial impact on the Companies, and further believes that the pending Investigations and private lawsuits are not likely to materially affect U.S. Trust’s ability to provide investment management services to the Companies.

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PROXY VOTING RESULTS (Unaudited)

Shareholders of the funds covered in this report approved all proposals described in the most recent Excelsior Funds’ proxy solicitation. A special meeting of the shareholders of each Company was held on June 28, 2006. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below.

	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Rodman L. Drake
Affirmative	1,532,964,121.805	1,740,717,964.670	95,050,424.716
Withhold	13,832,723.446	17,787,583.132	202,332.169

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Morrill Melton (“Mel”) Hall, Jr.
Affirmative	1,533,240,350.898	1,740,761,567.876	95,050,872.151
Withhold	13,556,494.353	17,743,979.926	201,884.734

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Roger M. Lynch
Affirmative	1,533,251,224.898	1,739,986,305.427	95,041,026.623
Withhold	13,545,620.353	18,519,242.375	211,730.262

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Jonathan Piel
Affirmative	1,532,152,688.455	1,740,751,593.666	95,049,674.684
Withhold	14,644,156.796	17,753,954.136	203,082.201

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

John D. Collins
Affirmative	1,533,226,642.455	1,740,306,918.296	95,039,201.847
Withhold	13,570,202.796	18,198,629.506	213,555.038

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Mariann Byerwalter
Affirmative	1,536,465,302.197	1,740,433,206.527	95,030,753.624
Withhold	10,331,543.054	18,072,341.275	222,003.261

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

William A. Hasler
Affirmative	1,536,244,377.085	1,740,536,576.011	94,998,826.965
Withhold	10,552,468.166	17,968,971.791	253,929.920

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

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	No. of Shares
To elect the following Trustees/Directors:	Excelsior Tax-Exempt Funds, Inc.	Excelsior Funds, Inc.	Excelsior Funds Trust
Nils H. Hakansson
Affirmative	1,536,744,946.455	1,741,217,017.788	95,036,768.152
Withhold	10,051,898.796	17,288,530.014	215,988.733

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

James L. Bailey
Affirmative	1,536,575,209.898	1,740,391,054.231	95,043,383.542
Withhold	10,221,635.353	18,114,493.571	209,373.343

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

Randall W. Merk
Affirmative	1,536,585,670.736	1,741,118,296.519	95,042,996.014
Withhold	10,211,174.515	17,387,251.283	209,760.871

Total	1,546,796,845.251	1,758,505,547.802	95,252,756.885

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APPROVALS OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the Directors/Trustees (the “Directors”) or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Directors who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the Directors must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Directors/Trustees (the “Board”) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements as amended through the date thereof (the “Advisory Agreements”) by and between Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (each a “Company,” and, collectively, the “Companies”), on behalf of each of their respective series (each a “Fund,” and, collectively, the “Funds”), with, on the one hand, U.S. Trust New York Asset Management Division, the separately identifiable division of United States Trust Company, National Association and, on the other hand, UST Advisers, Inc. (together, the “Advisers”).

In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Board also receives a memorandum from counsel regarding the responsibilities of a fund’s board for the approval of investment advisory agreements. In addition, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of the Advisers, as appropriate.

As part of the renewal process and ongoing oversight of the advisory relationships, Independent Directors’ legal counsel sent an information request letter to the Advisers seeking certain relevant information. The responses by the Advisers were provided to the Directors for their review prior to their meeting, and the Directors were provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Directors, considered information specifically relating to its consideration of the continuation of the Advisory Agreements at meetings held on June 16, 2006 and September 29, 2006. At the June 16, 2006 meeting, the Board approved the continuation of the Advisory Agreements for a period of 90 days commencing July 31, 2006 and an amendment (“Amendment”) to the Advisory Agreement for the Core Bond Fund which would decrease the level of the advisory fee paid by the Fund, upon completion of the reorganization of the Core Bond, Total Return, and Income Funds. At the September 29, 2006 meeting, the Board, including a majority of

33

the Independent Directors, approved the renewal of the Advisory Agreements for an additional one-year period and ratified the Amendment. The Board’s approval of the continuation of the Advisory Agreements (including the Amendment) at the June 16, 2006 and September 29, 2006 meetings was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Advisory Agreements, including the resources of the Advisers and their affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of the Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to the Advisers and their affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Advisory Agreements reflect those economies of scale for the benefit of the Funds’ investors.

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds. In this regard, the Board evaluated, among other things, the Advisers’ personnel, experience, performance history of various products, and compliance program. The Board considered that UST Advisers, Inc., pursuant to a separate Administration Agreement with the Funds, was also responsible for supervising the Funds’ accounting agent and sub-administrator, BISYS Fund Services Limited Partnership, in the performance of administrative, accounting and related services, including valuation of the Funds’ portfolio securities, yield calculations, reports and filings with regulatory authorities, as well as compliance monitoring and testing. The Board considered representations from the Advisers that the Advisers had allocated substantial resources and personnel, and had made significant financial expenditures and commitments, to the investment management and other operations of the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisers to the Funds and the resources of the Advisers and their affiliates dedicated to the Funds supported renewal of the Advisory Agreements.

Fund Performance.    The Board considered fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Adviser’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund

34

expenses and the Adviser’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by an Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the relevant Adviser has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Directors noted that with respect to certain of the Funds, the Advisers had contractually committed to waive a portion of their fee or reimburse certain Funds for a portion of their expenses to limit the Funds’ total operating expenses. The Directors reviewed the fees charged by the Advisers to provide advisory services to other registered investment companies with substantially similar investment objectives on a sub-advisory basis (“Sub-Advised Accounts”). In evaluating this information, the Directors considered the differences in services provided to Sub-Advised Accounts and the Funds. The Directors also reviewed the fees charged by the Advisers to provide advisory services to separate accounts with substantially similar investment objectives as the Funds (“Separate Accounts”) and the differences in services and risks involved in managing Separate Accounts and the Funds from a compliance and regulatory perspective. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Advisory Agreements.

Profitability.    With regard to profitability, the Board considered the compensation flowing to the Advisers and their affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses, together with certain commentary thereon from internal audit. The Board also considered any other benefits derived by the Advisers from their relationship with the Funds, such as whether, by virtue of their management of the Funds, the Advisers obtain investment information or other research resources that aid them in providing advisory services to other clients. With respect to the Advisers and their affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisers is reasonable and supported renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Advisers. In this regard, and

35

consistent with their consideration of fund expenses, the Board considered that the Advisers have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Directors noted that they would continue to monitor the growth in assets of the Funds and asked the Advisers to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling. Based on the Directors’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors have considered to be relevant in the exercise of their reasonable judgment.

36

DIRECTORS/TRUSTEES AND OFFICERS

The tables below provide information pertaining to the Directors/Trustees and Officers of the Companies. The mailing address for each Director/Trustee, except for Mr. Bailey, is Excelsior Funds, 101 Montgomery Street, San Francisco, CA 94104. The mailing address for Mr. Bailey is 114 West 47th Street, New York, NY 10036.

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INDEPENDENT DIRECTORS/TRUSTEES
Rodman L. Drake Year of Birth: 1943	Director/Trustee; Chairman, Full Board	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Co-Founder of Baringo Capital LLC (since 2002); President, Continuation Investments Group, Inc. (1997 to 2001).	39(3)

BOARD 1 — Director and Chairman, Hyperion Total Return Fund, Inc. and Hyperion Strategic Mortgage Fund Inc. (since 1991).

BOARD 2 — Director, Jackson Hewitt Tax Service Inc. (since June 2004).

BOARD 3 — Director, Student Loan Corporation (since May 2005).

BOARD 4 — Celgene Corporation (since April 2006).

Morrill Melton Hall, Jr. Year of Birth: 1944	Director/Trustee; Chairman, Investment Oversight Committee	Director/Trustee of each Company since 2000	Chairman (since 1984) and Chief Executive Officer (since 1991), Comprehensive Health Services, Inc. (health care management and administration).	39(3)	None

Jonathan Piel Year of Birth: 1938	Director/Trustee	Trustee of Excelsior Funds Trust since 1994; Director of Excelsior Funds, Inc. and Excelsior Tax Exempt Funds Inc. since 1996	Cable television producer and website designer; Editor, Scientific American (1984-1986), and Vice President, Scientific American Inc., (1986-1994); Director, National Institute of Social Sciences; Member Advisory Board, The Stone Age Institute, Bloomington, Indiana.	39(3)	None

John D. Collins Year of Birth: 1938	Director/Trustee; Chairman, Audit and Compliance Committee	Director/Trustee of each Company since 2005	Retired. Consultant, KPMG, LLP (July 1999 to June 2000); Partner, KPMG, LLP (March 1962 to June 1999).	39(3)	BOARD 1 — Director, Mrs. Fields Famous Brands LLC (consumer products) (since December 2004).

37

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
Mariann Byerwalter Year of Birth: 1960	Director/Trustee; Chairman, Marketing, Distribution and Shareholder Services Committee	Director/Trustee of each Company since 2006	Chairman of JDN Corporate Advisory LLC (1996 to 2001); Vice President for Business Affairs and Chief Financial Officer of Stanford University (1996-2001); Special Adviser to the President of Stanford University (2001).	96(4)	BOARD 1 — Director, Redwood Trust, Inc. (mortgage finance). BOARD 2 — Director, PMI Group, Inc. (mortgage insurance).

Nils H. Hakansson Year of Birth: 1937	Director/Trustee	Director/Trustee of each Company since 2006	Retired. Sylvan C. Coleman Professor of Finance and Accounting, Emeritus, Haas School of Business University of California, Berkeley (since 2003); Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	39(3)	None
William A. Hasler Year of Birth: 1941	Director/Trustee; Chairman, Governance Committee	Director/Trustee of each Company since 2006	Retired. Dean Emeritus of the Haas School of Business at the University of California, Berkeley; until February 2004, Co-Chief Executive Officer, Aphton Corporation (bio-pharmaceuticals).	96(4)

BOARD 1 — Director, Aphton Corporation (bio- pharmaceuticals).

BOARD 2 — Director, Mission West Properties (commercial real estate). BOARD 3 — Director, TOUSA (home building). BOARD 4 — Director, Stratex Networks (a network equipment corporation).

BOARD 5 — Director, Genitope Corp. (bio-pharmaceuticals).

BOARD 6 — Director, Solectron Corporation where he is also Non-Executive Chairman (manufacturing).

BOARD 7 — Director, Ditech Communications Corporation (voice communications technology).

38

Name and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Fund Complex Overseen by Board Member	Other Directorships Held by Board Member(7)
INTERESTED DIRECTORS/TRUSTEES
James L. Bailey(5) Year of Birth: 1945	Director/Trustee	Director/Trustee of each Company since 2004	Chief Operating Officer of U.S. Trust Corporation (since December 2004) and Executive Vice President of U.S. Trust Corporation and United States Trust Company of New York (since 2003); President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (2003 to July 2004); Consultant in the financial services industry (August 2000 to January 2003); Executive Vice President of Citicorp (1992 to August 2000).	39(3)	None

Randall W. Merk(6) Year of Birth: 1954	Director/Trustee	Director/Trustee of each Company since 2006	Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President, Schwab Financial Product, Charles Schwab & Co., Inc. (2002-present); Director, Charles Schwab Asset Management (Ireland) Limited; Charles Schwab Worldwide Funds PLC; Director, Charles Schwab Bank N.A. (since 2006). Prior to September 2002, President and Chief Investment Officer, American Century Investment Management, and Director, American Century Companies, Inc.; Until June 2001, Chief Investment Officer — Fixed Income, American Century Companies, Inc.	96(4)	None

39

Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Evelyn Dilsaver 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1955	President	Since February 2006	President and Chief Executive Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Director, Executive Vice President and, currently, President, Charles Schwab Investment Management, Inc. From June 2003 to July 2004, Senior Vice President, Asset Management Products and Services Enterprise, Charles Schwab & Co., Inc. Prior to June 2003, Executive Vice President, Chief Financial Officer, and Chief Administrative Officer, U.S. Trust, a subsidiary of The Charles Schwab Corporation. President, UST Advisers, Inc.’s Mutual Fund Division since March 2006.

Leo Grohowski 114 West 47th Street New York, NY 10036 Year of Birth: 1958	Vice President	Since February 2006	Executive Vice President and Chief Investment Officer, U.S. Trust (October 2005 to present); Chief Investment Officer, Deutsche Asset Management Americas and Scudder Investments (2002-2005); and Chief Investment Officer, Deutsche Bank Private Banking (1999-2002).

Mary Martinez 114 West 47th Street New York, NY 10036 Year of Birth: 1960	Vice President	Since February 2006	Managing Director of United States Trust Company, National Association (since 2003) and Chief Operating Officer of Asset Management (since December 2005) and Chief Executive Officer of National Private Banking (October 2004 to December 2005); Managing Director and Director of Relationship Management Service, Marketing, Information and Technology at Bessemer Trust (1998 to 2003).

Catherine MacGregor 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Vice President	Since September 2006

Vice President, Charles Schwab & Co., Inc.

and Charles Schwab Investment Management, Inc. (since July 2005); Chief Counsel, Laudus Variable Insurance Trust and Laudus Trust (since September 2006); Vice President, Laudus Variable Insurance Trust and Laudus Trust (since December 2005); Senior Associate, Paul Hastings Janofsky & Walker LLP (1999 to July 2005).

Joseph Trainor, CFA 114 West 47th Street New York, NY 10036 Year of Birth: 1961	Vice President	Since February 2004	Managing Director of United States Trust Company, National Association (since 2003) and President, U.S. Trust Institutional; President of MFS Institutional Advisors (1998 to 2002).

George Pereira 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1964	Treasurer/Chief Financial and Chief Accounting Officer	Since December 2005	Chief Financial Officer, Laudus Variable Insurance Trust, Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited; Sr. Vice President, Financial Reporting, Charles Schwab & Co., Inc. (December 1999 to November 2004); Chief Financial Officer, UST Advisers, Inc.’s Mutual Fund Division (since March 2006).

Randall Fillmore 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1960	Chief Compliance Officer	Since June 2006	Senior Vice President, Institutional Compliance and Chief Compliance Officer, Charles Schwab Investment Management, Inc. Chief Compliance Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust; Vice President, Charles Schwab & Co., Inc., and Charles Schwab Investment Management, Inc. (2002-2003); Vice President, Internal Audit, Charles Schwab and Co., Inc. (2000-2002).

40

Name, Address and Year of Birth	Position(s) Held with the Company(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years
Wyndham Clark 225 High Ridge Road Stamford, CT 06905 Year of Birth: 1958	Anti-Money Laundering Officer	Since May 2004	Vice President and AML Officer, UST Advisers, Inc. (since 2003); Vice President and Deputy Director Risk Management, IBJ Whitehall (banking) (2001 to 2002); Vice President and Chief Risk Officer, EMAC, LLC (commercial lender, asset backed security issuer) (1999 to 2001).

Koji E. Felton 101 Montgomery St. San Francisco, CA 94104 Year of Birth: 1961	Secretary and Chief Legal Officer	Since June 2006	Secretary and Chief Legal Officer, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios; Chief Legal Officer, Laudus Trust and Laudus Variable Insurance Trust; Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Prior to June 1998, Branch Chief in Enforcement at U.S. Securities and Exchange Commission in San Francisco.

(1)	Each Director/Trustee serves in the same capacity as described above for each registered investment company included in the Excelsior Funds complex (Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust) (together, the “Excelsior Funds Complex”) and the Laudus Funds complex (Laudus Trust and Laudus Variable Insurance Trust) (together, the “Laudus Funds Complex”). Each officer serves in the same capacity as described above for each registered investment company included in the Excelsior Funds Complex.
(2)	Each Director/Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Excelsior Funds retirement policy requires that Independent Directors/Trustees retire no later than December 31st of the year during which he or she reaches 72 years of age. The officers of each Company hold office for a one-year term and until their respective successors are chosen and qualified, or, in each case, until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Company’s by-laws.
(3)	This number includes all registered investment companies included in the Excelsior Funds Complex and the Laudus Funds Complex, each of which is part of the Schwab Mutual Fund Complex (as defined below). As of September 30, 2006, the Excelsior Funds Complex and the Laudus Funds Complex, in the aggregate, consisted of 39 funds. As of September 30, 2006, the Excelsior Funds Complex consisted of 27 funds.
(4)	This number includes all registered investment companies included in the Schwab Mutual Fund complex (Excelsior Funds, Inc., Excelsior Tax-Exempt Funds Inc., Excelsior Funds Trust, Laudus Trust, Laudus Variable Insurance Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust) (together, the “Schwab Mutual Fund Complex”). As of September 30, 2006, the Schwab Mutual Fund Complex consisted of 96 funds.
(5)	Mr. Bailey is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(6)	Mr. Merk is considered an “interested person” of the Companies (as defined in the 1940 Act) because of his affiliation with the Companies’ Advisers.
(7)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act that are not part of the Schwab Mutual Fund Complex.

41

DISCLOSURE OF FUND EXPENSES (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. As a shareholder of the fund, you incur ongoing, or operating costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways.

•	Actual expenses. This section provides information about actual account values and actual expenses based on the Funds’ actual return for the period. This section is designed to help you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=$8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period”.

•	Hypothetical expenses. This section provides information about hypothetical account values and hypothetical expenses that would have been incurred by an investor in the Fund based on an assumed rate of return of 5% per year before expenses. This section is designed to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

42

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only, which are described in the Prospectus. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/2006	Ending Account Value 09/30/2006	Annualized Expense Ratios*	Expenses Paid During Period**

Actual Fund Return
Government Money Fund — Shares	$1,000.00	$1,023.00	0.55%	$2.79
Money Fund — Shares	1,000.00	1,023.40	0.55	2.79
New York Tax-Exempt Money Fund — Shares	1,000.00	1,014.70	0.60	3.03
Tax-Exempt Money Fund — Shares	1,000.00	1,015.00	0.55	2.78
Treasury Money Fund — Shares	1,000.00	1,021.50	0.60	3.04

Hypothetical 5% Return
Government Money Fund — Shares	1,000.00	1,022.31	0.55	2.79
Money Fund — Shares	1,000.00	1,022.31	0.55	2.79
New York Tax-Exempt Money Fund — Shares	1,000.00	1,022.06	0.60	3.04
Tax-Exempt Money Fund — Shares	1,000.00	1,022.31	0.55	2.79
Treasury Money Fund — Shares	1,000.00	1,022.06	0.60	3.04

*	Annualized expense ratios of certain funds are after fee waivers and expense reimbursements by the investment adviser. Absent such waivers and reimbursements, expenses paid during the period would have been greater.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) then divided by 365.

43

SA-MM-0906

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Complete schedule of investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors after Registrant last provided disclosure in response to the requirement of Item 7(d) (2) (ii) (G) of Schedule 14A, or this Item 10.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a	)(1)	Not applicable.

(a	)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-(2)), are filed herewith.

(b	)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date November 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date November 11, 2006

By (Signature and Title)	/s/ George Pereira
George Pereira, Treasurer and Principal Financial Officer

Date November 11, 2006